UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-CSR

______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04401

NORTH TRACK FUNDS, INC.

(Exact name of registrant as specified in its charter)

200 South Wacker Drive

Suite 2000

Chicago, IL 60606

 (Address of Principal Executive Office) (Zip Code)

(312) 263-0110

(Registrant’s telephone number, including area code)

Brian K. Andrew, President
200 South Wacker Drive

Suite 2000

Chicago, IL 60606

(Name and address of agent for service)

With a copy to

Angelique A. David

North Track Funds, Inc.
200 South Wacker Drive

Suite 2000
Chicago, IL 60606

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders

Performance Summary (Data as of April 30, 2008)

			TOTAL RETURNS AT NAV					TOTAL RETURNS WITH SALES CHARGE*

			10 Year/				Calendar	10 Year/				Calendar
	Ticker	Inception	Inception	5 Year	3 Year	1 Year	YTD	Inception	5 Year	3 Year	1 Year	YTD
Equity Funds
Large Cap Equity (A)	NLAEX	5/1/2007	-7.30%				-6.24%	-12.17%				-11.16%
Large Cap Equity (C)	NLECX	5/7/2007	-9.34%				-6.53%	-10.24%				-7.47%
Equity Income (A)***	NJPAX	4/1/2005	4.48%		5.68%	-11.33%	-6.80%	2.67%		3.79%	-15.98%	-11.69%
Equity Income (B)***	NJPBX	4/1/2005	3.68%		4.87%	-12.07%	-7.08%	2.15%		3.65%	-16.27%	-11.71%
Equity Income (C)***	NJPCX	4/4/2005	4.08%		4.89%	-11.97%	-7.01%	3.78%		4.89%	-12.80%	-7.93%
Equity Income (R)***	NJPRX	9/27/2005	4.29%			-11.79%	-6.99%	n/a	n/a	n/a	n/a	n/a
Geneva Growth (A)	PNMAX	1/4/1999	7.93%	14.16%	11.68%	5.60%	-2.84%	7.31%	12.94%	9.69%	0.06%	-7.94%
Geneva Growth (B)	PNMBX	1/4/1999	7.16%	13.32%	10.85%	4.83%	-3.04%	7.16%	13.07%	9.76%	-0.11%	-7.89%
Geneva Growth (C)	MGPCX	5/8/2000	7.49%	13.31%	10.86%	4.83%	-3.06%	7.49%	13.31%	10.86%	3.84%	-4.03%
Geneva Growth (R)	NGGRX	9/21/2005	9.12%			5.11%	-2.97%	n/a	n/a	n/a	n/a	n/a
NYSE Arca Tech 100 (A)	PPTIX	6/10/1996	8.61%**	11.49%	7.40%	-5.94%	-6.32%	8.03%**	10.29%	5.49%	-10.87%	-11.24%
NYSE Arca Tech 100 (B)	PSEBX	7/27/1998	8.27%	10.65%	6.58%	-6.65%	-6.57%	8.27%	10.38%	5.40%	-11.31%	-11.24%
NYSE Arca Tech 100 (C)	PTICX	5/8/2000	-3.43%	10.65%	6.58%	-6.65%	-6.57%	-3.42%	10.65%	6.58%	-7.58%	-7.51%
NYSE Arca Tech 100 (R)	NPTRX	8/1/2005	2.34%			-6.36%	-6.43%	n/a	n/a	n/a	n/a	n/a
DJ US Health Care (A)	NDJAX	4/17/2001	2.92%	6.88%	2.37%	-10.35%	-9.60%	2.14%	5.73%	0.55%	-15.05%	-14.35%
DJ US Health Care (B)	NDJBX	4/17/2001	2.17%	6.07%	1.61%	-11.01%	-9.82%	1.92%	5.75%	0.33%	-15.21%	-14.32%
DJ US Health Care (C)	NDJCX	4/17/2001	2.18%	6.08%	1.61%	-11.00%	-9.81%	2.18%	6.08%	1.61%	-11.84%	-10.71%
DJ US Health Care (R)	NJCRX	9/27/2005	1.04%			-10.73%	-9.77%	n/a	n/a	n/a	n/a	n/a
DJ US Financial (A)	NDUAX	4/17/2001	2.01%	4.49%	-0.61%	-26.65%	-8.46%	1.23%	3.37%	-2.38%	-30.50%	-13.27%
DJ US Financial (B)	NDUBX	4/17/2001	1.27%	3.73%	-1.32%	-27.15%	-8.57%	1.02%	3.38%	-2.48%	-30.42%	-13.14%
DJ US Financial (C)	NDUCX	4/17/2001	1.26%	3.71%	-1.36%	-27.18%	-8.63%	1.26%	3.71%	-1.36%	-27.83%	-9.54%
DJ US Financial (R)	NJHRX	9/27/2005	-2.69%			-26.99%	-8.56%	n/a	n/a	n/a	n/a	n/a
Strategic Allocation (A)	NTSAX	12/10/2003	3.52%		2.78%	-14.46%	-8.19%	2.25%		0.95%	-18.95%	-13.01%
Strategic Allocation (B)	NTSBX	12/10/2003	2.75%		2.05%	-15.00%	-8.30%	1.91%		0.77%	-19.00%	-12.88%
Strategic Allocation (C)	NTSCX	12/10/2003	2.75%		2.02%	-15.07%	-8.38%	2.75%		2.02%	-15.87%	-9.29%
Strategic Allocation (R)	NSARX	4/21/2006	-2.86%			-14.83%	-8.26%	n/a	n/a	n/a	n/a	n/a
S&P 100 Index (A)	PPSPX	12/20/1985	2.57%**	7.77%	6.38%	-4.42%	-6.11%	2.02%**	6.61%	4.49%	-9.44%	-11.04%
S&P 100 Index (B)	PSUBX	7/27/1998	1.35%	6.96%	5.58%	-5.17%	-6.34%	1.35%	6.65%	4.37%	-9.80%	-11.02%
S&P 100 Index (C)	SPPCX	5/8/2000	-2.18%	6.97%	5.58%	-5.14%	-6.33%	-2.18%	6.97%	5.58%	-6.06%	-7.27%
S&P 100 Index (R)	NSPRX	9/27/2005	6.05%			-4.89%	-6.22%	n/a	n/a	n/a	n/a	n/a
Bond Fund
Wisconsin Tax Exempt (A)	PWTEX	6/13/1994	4.12%**	3.10%	2.74%	1.95%	0.33%	3.75%**	2.37%	1.53%	-1.62%	-3.18%
Wisconsin Tax Exempt (B)	WTEBX	1/6/2003	2.63%	2.33%	1.98%	1.21%	0.08%	1.96%	1.97%	0.71%	-3.71%	-4.88%
Wisconsin Tax Exempt (C)	WTECX	1/6/2003	2.64%	2.35%	1.98%	1.21%	0.08%	2.64%	2.35%	1.98%	0.23%	-0.92%

*

Class A shares of all of the Funds except the Wisconsin Tax-Exempt Fund have a maximum sales charge of 5.25%. Class A shares of the Wisconsin Tax-Exempt Fund have a maximum sales charge of 3.50%. Class B shares of all the Funds are subject to a Contingent Deferred Sales Charge (CDSC). The CDSC declines from 5.00% to 0.00% over a six-year period. Class B shares automatically convert to Class A shares after eight years. Class C shares of all the Funds are subject to a 1.00% CDSC if redeemed within 18 months. Class C shares do not convert to other share classes.

**

Performance is for the 10-year period and not from the Fund's inception date.

***

Formerly known as Dow Jones Equity Income 100 Plus Fund

Performance information does not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Total returns include the reinvestment of all dividends and capital gains for each of the Funds.

Past performance does not guarantee future results. Investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data shown. For Fund performance data current to the most recent month-end, call 1-800-826-4600 or visit www.northtrackfunds.com. This material may not be used in conjunction with the offering of securities unless preceded or accompanied by a current Prospectus.

Prospective purchasers should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing. The Prospectus contains, among other important information about the Funds, information, regarding the investment objectives, risks and charges and expenses about the Funds.

Please read the Prospectus carefully before investing. A Prospectus can be obtained by calling us at 1-800-826-4600.

As of May 1, 2007, the Large Cap Equity Fund began offering Class R and Class I shares. Because no Class R and Class I shares of the Large Cap Equity Fund were sold as of April 30, 2008, no performance information for these classes has been included.

As of May 1, 2007, the Equity Income Fund began offering Class I shares. Because no Class I shares of Equity Income Fund were sold as of April 30, 2008, no performance information for this class has been included.

Income from the Wisconsin Tax-Exempt Fund may be subject to AMT taxes as well as state and local taxes.  Securities of small and mid-sized companies may be more volatile than securities issued by larger companies. Investments in a single industry may involve greater risks and price volatility.

In the past, the Advisor, Ziegler Capital Management, LLC (“ZCM”), reimbursed a portion of the advisory fees for the Geneva Growth and NYSE Arca Tech 100 Index Funds. ZCM has contractually agreed to waive fees and/or reimburse expenses for the Large Cap Equity Fund so that total expenses will not exceed 1.40% on Class A shares, 2.15% on Class C shares, 1.90% on Class R shares and 1.15% for Class I shares. ZCM has contractually agreed to waive fees and/or reimburse expenses for the Equity Income Fund so that total expenses will not exceed 1.15% on Class A shares, 1.90% on Class B and C shares, 1.65% on Class R shares and 0.90% on Class I shares. ZCM has contractually agreed to waive fees and/or reimburse expenses for the Dow Jones U.S. Health Care and Financial 100 Plus Funds through February 2009, so that total expenses will not exceed 1.35% on Class A shares, 2.10% on Class B and C shares and 1.85% on Class R shares. ZCM has contractually agreed to reimburse the Strategic Allocation Fund so that total expenses, prior to the addition of the indirect expenses of the underlying Funds, will not exceed .80% on Class A shares, 1.55% on Class B and C shares and 1.30% on Class R shares. ZCM has voluntarily agreed to waive fees and/or reimburse expenses associated with operating of the S&P 100 Index Fund equal in the aggregate to 0.10% of the average daily net assets of the Fund. ZCM has contractually agreed to waive fees and/or reimburse expenses associated with operating of the Wisconsin Tax-Exempt Fund equal in the aggregate to 0.10% of the average daily net assets of the Fund. Without such waivers and reimbursements, total returns would have been less.

“Dow Jones” is a service mark of Dow Jones and Company. “Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCA(SM)” and “NYSE Arca Tech, Inc 100 (SM)” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. “Standard & Poor’s”,  “S&P” , “S&P 100”and “Standard & Poor’s 100” are trademarks of McGraw-Hill.  These marks have been licensed for use by North Track Funds, Inc. These organizations do not sponsor, endorse, sell or promote these Funds, and they make no representation regarding the advisability of investing in these Funds. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. make any representation or warranty regarding the Fund or the ability of the NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THERIN. IN NO EVENT SHALL ARCHIPELAGO HOLDINGS, INC. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNTITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

B.C. Ziegler and Company distributor. Member FINRA/SIPC.

Not a Deposit	Not FDIC Insured	Not Guaranteed by a Bank
May Lose Value	Not Insured by any Federal Government Agency

Contents

President’s Letter	1

Charts and Manager Commentaries	2

Schedules of Investments	11

Statements of Assets and Liabilities	37

Statements of Operations	39

Statements of Changes in Net Assets	40

Financial Highlights	42

Notes to Financial Statements	60

Expense Information	70

Cautionary Note on Forward-Looking Statements

Some of the matters discussed in this Report are forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” “predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, such as market, objective, industry, credit and interest rate risks, other factors bearing on these Reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially from anticipated performance. The forward-looking statements included herein are made only as of the date of this Report, and North Track undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

NORTH TRACK FUNDS, INC.

PRESIDENT’S LETTER

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2008(Unaudited)

June 20, 2008

Dear Shareholders,

I am pleased to provide you with the semi-annual report for the North Track Funds, Inc. for the six months ended April 30, 2008. Please take time to review the enclosed information. If you have additional questions please feel free to visit www.northtrackfunds.com or call us directly at 1-800-826-4600.

When we provided the annual report we discussed some of the exciting changes that have taken place at North Track. In May of 2007, we launched a new actively managed large cap product, and altered the investment objective of our equity income offering to provide for active management.  These changes represented a shift in providing additional actively managed equity funds beyond our sub-advised mid-cap growth fund.  These Funds provide investors with investment strategies that focus on companies with high quality of earnings and strong cash flow.

These two factors are extremely important, especially during a time like the currently present in the market environment.  As investors concerns about a slowing economy and volatile market take hold, they increasingly focus on companies that have produced strong earnings growth and cash flow.  This new focus should produce better returns among these companies.

Ziegler Capital Management, LLC (ZCM) is proud to provide investment advisory services to the Large Cap Equity and Equity Income Funds. For more information on our management strategy please visit ZCM’s website at www.ziegler.com.

Best Regards,

Brian K. Andrew, CFA

President

This report contains information for existing shareholders of North Track Funds, Inc. It does not constitute an offer to sell. If an investor wishes to receive more information about the Funds, the investor should obtain a Prospectus, which includes a discussion of each Fund’s investment objectives and risks and all sales charges and expenses of the relevant Fund(s). A Prospectus can be obtained by calling us at 1-800-826-4600. Please read the Prospectus carefully before investing in any of the North Track Funds.

NORTH TRACK LARGE CAP EQUITY FUND

Q:   How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track Large Cap Equity Fund - Class A Shares has a return of -10.87% (at NAV), compared to a -9.64% return for the S&P 500 Index.

Q:   What factors contributed to the Fund’s performance versus the Index?

A:    The Fund is actively managed against its benchmark, the S&P 500 Index, and under-performed by 0.57% on a gross basis over the six month performance measurement period.  The Fund’s performance shortfall is primarily a result of its large-cap value bias that fell out of favor as investors focused upon mid-cap growth companies.

The Fund’s exposure to stocks in the energy and industrial sectors provided a positive contribution to its performance, but its exposure to stocks across the remaining eight sectors detracted from its return.

Q:   Which stocks were top performers?

A:   The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
CSX CORPORATION, INC.	2.23%	41.52%	1.18%
SPX CORPORATION	2.43%	22.00%	0.62%
BURLINGTON NORTHERN SANTA FE	1.08%	18.53%	0.29%
WAL-MART STORES, INC.	0.89%	29.44%	0.27%
HALLIBURTON COMPANY	0.23%	17.02%	0.25%

Q:    Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
MERCK & CO, INC.	3.08%	-33.71%	-1.31%
XL CAPITAL LTD.	1.81%	-50.63%	-0.86%
MICROSOFT CORPORATION	3.00%	-21.97%	-0.77%
CITIGROUP INC.	1.67%	-38.15%	-0.64%
LEHMAN BROTHERS HOLDINGS INC.	1.42%	-29.77%	-0.63%

Q:    What is your outlook?

A:

Looking ahead, we continue to see a trend that supports investors favoring the stocks of companies that are expected to maintain positive, high-quality earnings growth in a low to moderate growth economy. Given the mature nature of the U.S. economy, we have maintained exposure to larger-cap stocks, which emphasize sustained earnings growth characteristics.  In general, investors still appear to be bargain-conscious and seem to be seeking good relative value when purchasing stocks. The Fund seems to be well positioned to benefit from a continuation of these trends as we move into the second half of 2008.

Top Market Sectors as of April 30, 2008 as a Percent of Net Assets (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK EQUITY INCOME FUND

Q:

How did the Fund perform during the period?

A:

For the six month period ended April 30, 2008, the North Track Equity Income Fund - Class A Shares had a return of -12.61% (at NAV), compared to a -9.83% return for its benchmark Index, The Russell 1000 Value Index.  Prior to April 3, 2008, the Fund’s benchmark was the Dow Jones Equity Income 100 Index. For the six months ended April 30, 2008, the Dow Jones Equity Income 100 Index had a return of 10.75%.  The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes those companies from the Russell 1000 Index that have lower price-to-book ratios and lower expected growth values.  The Fund charged its benchmark to the Russell 1000 Value Index because it seems to be a more appropriate benchmark in light of the Fund’s investment objective and strategy, which is to seek a total return from the dividends and capital appreciation, and because the Russell 1000 Value Index is a more broadly recognized benchmark.

Q:

What factors contributed to the Fund’s performance versus the benchmark?

A:

The Fund’s under-performance versus its benchmark was primarily the result of relatively weak security selection in the financial sector. The Fund also carried an underweight in the utilities and consumer discretionary sectors, which were two sectors that outperformed the broad index during the performance measurement period.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
ACE LIMITED LTD.	2.44%	2.17%	0.05%
BRANDYWINE REALTY TRUST	0.16%	12.65%	0.02%
AMERIPRISE FINANCIAL, INC.	0.00%	-15.20%	0.00%
AMKOR TECHNOLOGY, INC.	0.17%	-78.05%	-0.14%
AMERICAN CAPITAL STRATEGIES, LTD.	1.24%	-20.01%	-0.25%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
XL CAPITAL LTD.	2.10%	-50.63%	-1.09%
MERCK & CO., INC.	3.12%	-33.71%	-1.02%
DELUX ENTERPRISE OPERATIONS, INC.	2.12%	-46.33%	-1.01%
BRISTOL MYERS SQUIBB COMPANY	2.92%	-24.81%	-0.77%
SEAGATE TECHNOLOGY LLC	2.14%	-31.45%	-0.66%

Q:

What is your outlook?

A:

Dividend paying stocks generally hold up better during periods of economic and equity market weakness. However, the recent debt crisis has had a particularly negative effect upon financial stocks, which make up a large portion of the dividend-paying stock universe.  Fortunately, the Fund’s diversification across all market sectors has allowed it to perform relatively well in comparison to other high-yield equity products that have a heavy exposure to the financial industry. The Fund’s objective of investing in attractively-priced dividend-paying stocks should serve it well in an outlook that calls for slowing economic growth and below-average equity market returns. The Fund diversifies its stock holdings across all major market sectors, which should provide a degree of risk-control in an environment of uncertainty.

Top Market Sectors as of April 30, 2008 as a Percent of Net Assets (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK GENEVA GROWTH FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track Geneva Growth Fund - Class A Shares had a return of  -6.86% (at NAV), compared to a -8.78% return for the Russell Midcap Growth Index.

Q:

What factors contributed to the Fund’s performance versus the benchmark?

A:

The Fund’s holdings in energy, industrials and consumer staples companies helped provide positive return for the Fund, and individual stock selection within each of the sectors helped the Fund to outperform its benchmark Index. The Fund also holds stocks that have proven to have higher sustainable earnings growth and earnings quality, which performed relatively better during this period of market weakness.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
SOUTHWESTERN ENERGY CO.	1.23%	63.58%	0.78%
JOY GLOBAL INC.	2.34%	28.51%	0.54%
XTO ENERGY INC.	2.95%	16.99%	0.46%
CH ROBINSON WORLDWIDE, INC.	1.94%	26.60%	0.44%
SMITH INTERNATIONAL, INC.	2.65%	16.23%	0.39%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
EAST WEST BANCORP, INC.	0.80%	-57.33%	-0.67%
HEALTHWAYS, INC.	1.43%	-39.82%	-0.67%
DIGITAL RIVER, INC.	0.72%	-38.09%	-0.66%
PETSMART, INC.	1.05%	-25.07%	-0.61%
CITRIX SYSTEMS, INC.	2.14%	-23.82%	-0.57%

Q:

What is your outlook?

A:  The domestic economy’s expansion has weakened over the past six months, and although the consensus of forecasts call for a pick-up in growth during the second half of 2008, any economic recovery should provide only moderate growth. Investors will likely continue to seek out and reward companies that exhibit sustainable, high-quality earnings growth in an environment of moderate economic growth. The stocks in the Fund should provide good relative performance in such an environment.

Top Market Sectors as of April 30, 2008 as a Percent of Net Assets (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK NYSE ARCA TECH 100 INDEX FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track NYSE Arca Tech 100 Index Fund - Class A Shares had a return of -13.49% (at NAV), compared to a
-13.03% return for the NYSE Arca Tech 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

The Fund is passively managed against its benchmark Index, the NYSE Arca Tech 100 Index, and the performance shortfall of the Fund is a result of standard operating expenses and other associated fees.

All industries within the technology sector generally experienced weakness during the six-month period.  The Fund held a 12.5% position in the communications equipment industry, which declined 18.0% during the performance measurement period, and an 18.3% allocation to software stocks which fell 12.7%, hurting the Fund’s performance.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
INTERNATIONAL BUSINESS MACHINE CORPORATION (IBM)	3.17%	4.72%	0.22%
COGNOS ULC	0.74%	23.32%	0.18%
ST JUDE MEDICAL, INC.	1.12%	7.49%	0.12%
OPEN TEXT CORPORATION	0.82%	19.29%	0.10%
BEA SYSTEMS, INC.	0.46%	10.45%	0.09%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
APPLE INC.	5.48%	-8.42%	-0.85%
DST SYSTEMS, INC.	2.47%	-29.36%	-0.77%
DIGITAL RIVER, INC.	1.48%	-38.09%	-0.65%
AMGEN INC.	1.67%	-27.95%	-0.53%
CIENA CORP.	1.38%	-29.36%	-0.46%

Q:

What is your outlook?

A:

The global economy remains strong, and a weak U.S. dollar has helped generate increased exports. Many of these exports are related to technologically innovative products.  Fundamentals for many of the stocks in the technology sector indicate that the stocks seem to represent fair value, while analysts expect the growth rate for these companies to exceed that of the broad market in 2008. Longer-term, technology is the creative force and innovation that provides real growth for the global economy’s growth.  These characteristics make the sector an attractive holding for long-term investors.

Top Technology Subsectors as of April 30, 2008 as a Percent of Net Assets (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK DOW JONES U.S. HEALTH CARE 100 PLUS FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track Dow Jones U.S. Health Care 100 Plus Fund - Class A Shares had a return of -11.34% (at NAV), compared to a -10.62% return for the Dow Jones U.S. Health Care 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:  Fund operating and administration expenses were the primary source of the Fund’s underperformance relative to the benchmark Index, while the Fund’s enhanced management process also produced a very slight performance shortfall for the period.

Pharmaceutical stocks represent 44.6% of the Fund’s investments, its largest industry allocation, and the stocks comprising that sector averaged a -14.3% return for the period. The Fund’s 17.2% exposure to health care service stocks declined an average 17.8%, detracting from the Fund’s performance.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
JOHNSON & JOHNSON SERVICES, INC.	9.88%	4.27%	0.41%
GILEAD SCIENCES, INC.	2.62%	12.06%	0.29%
MILLENNIUM PHARMACEUTICALS, INC.	0.34%	110.41%	0.27%
COVIDIEN LTD.	1.37%	13.07%	0.15%
BAXTER INTERNATIONAL INC.	2.63%	4.62%	0.12%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
MERCK & CO., INC.	6.34%	-33.71%	-2.32%
PFIZER INC.	8.56%	-16.10%	-1.42%
UNITEDHEALTH GROUP INC.	3.58%	-33.55%	-1.15%
SCHERING-PLOUGH CORP.	2.19%	-39.26%	-1.10%
AMGEN INC.	3.03%	-27.95%	-0.98%

Q:

What is your outlook?

A:

Healthcare is a traditionally defensive sector that tends to outperform the broad market during periods of market weakness. However, the sector has lagged during the recent market decline, probably because of the uncertainties associated with the upcoming elections. We are hopeful that many of these vagaries can be resolved with the completion of the elections, and the health care sector can begin to move forward.

Longer-term, the healthcare sector is an important part of the U.S. and global economy that will likely benefit from demographic trends. An aging U.S. population will likely continue to spend more on healthcare, while global economies will likely seek better health care as they become increasingly affluent. Valuations of health care stocks appear to be fair from a fundamental perspective, and the sector seems to have has the ability to produce new products and innovative services through its research and development programs.  These characteristics make the sector an attractive holding for long-term investors.

Top Health Care Subsectors as of April 30, 2008 as a Percent of Net Assets (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK DOW JONES U.S. FINANCIAL 100 PLUS FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track Dow Jones U.S. Financial 100 Plus Fund - Class A Shares had a return of -19.75% (at NAV), compared to a -19.56% return for the Dow Jones U.S. Financial 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

Fund operating and administration expenses were the primary source of its underperformance relative to the benchmark Index; while the Fund’s enhanced management process offset some of these costs for the period.

The Fund carried a 25.5% allocation in the insurance industry over the first half of its fiscal year. Insurance stocks represent the Fund’s largest exposure to a single industry, and the stocks in that group averaged a 13.3% decline. A 24.95% exposure to diversified financial stocks fell an average of 22.1% over the six-month period.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
MASTERCARD INC.	0.65%	36.34%	0.24%
JPMORGAN CHASE & CO.	6.92%	2.90%	0.20%
U.S. BANCORP (DEL)	2.63%	4.22%	0.11%
AFLAC INC.	1.45%	5.82%	0.08%
SAFECO CORP.	0.53%	15.79%	0.08%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
CITIGROUP INC.	6.53%	-38.15%	-3.07%
BANK OF AMERICA CORPORATION	8.68%	-19.80%	-1.65%
AMERICAN INTERNATIONAL GROUP, INC.	5.44%	-26.23%	-1.44%
WACHOVIA CORPORATION	3.21%	-34.06%	-1.14%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FANNIE MAE)	1.51%	-49.27%	-1.06%

Q:

What is your outlook?

A:

The credit concerns that began in July 2007 surrounding mortgage originators’ issuance of sub-prime real-estate loans continue to generate apprehension in the market. While it appears that the worse portion of the crisis may (hopefully) have passed, we never-the-less remain guarded over the future prospects of the financial sector. It seems as though many stocks in the financial service industry were attractively priced, based upon their fundamentals, at the end of April. However, it will likely be difficult for financial service stocks to appreciate until the issues surrounding the credit markets are resolved. In addition, it will likely be difficult for this sector to quickly return to the level of profitability and earnings growth that it enjoyed before the onset of the credit crisis.

Top Financial Subsectors as of April 30, 2008 as a Percent of Net Assets (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK STRATEGIC ALLOCATION FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track Strategic Allocation Fund - Class A Shares had a return of -14.71% (at NAV), compared to a -9.64% return for the S&P 500 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

All three sectors comprising the North Track Strategic Allocation Fund: healthcare, financial services and information technology under-performed the broad market during the six-month performance measurement period.  In addition, the standard operating expenses and other associated fees caused the Fund to trail in performance against its benchmark Index.

Q:   Which stocks were top performers?

A:   The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
JOHNSON & JOHNSON SERVICES, INC.	3.24%	4.27%	0.14%
GILEAD SCIENCES, INC.	0.86%	12.06%	0.10%
MILLENNIUM PHARMACEUTICALS, INC.	0.11%	110.41%	0.09%
MASTERCARD INC.	0.23%	46.68%	0.08%
COGNOS ULC	0.30%	23.32%	0.07%

Q:   Which stocks detracted from the Fund’s performance?

A:   The following stocks were the top five detractors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
CITIGROUP INC.	2.26%	-38.15%	-1.06%
MERCK & CO. INC.	2.08%	-33.71%	-0.76%
BANK OF AMERICA CORPORATION	3.00%	-19.80%	-0.57%
AMERICAN INTERNATIONAL GROUP, INC.	1.88%	-26.23%	-0.50%
PFIZER INC.	2.81%	-16.10%	-0.47%

Q:

What is your outlook?

A:

The domestic economy’s expansion has weakened; however, many overseas economies appear to remain fairly strong. The Fund invests in three sectors that have traditionally represented faster growing parts of the economy. Technology and healthcare should continue to benefit from a healthy global economy.  Increased capital investment by domestic and overseas corporations seeking to maintain or improve productivity will likely benefit technology. Rapidly growing emerging markets will likely seek healthcare products and services to improve their standard of living, while the populations of more developed countries will likely need more healthcare as they age.

While it appears that the worse portion of the credit crisis may (hopefully) have passed, we never-the-less remain guarded over the future prospects of financial sector. It seems as though many stocks in the financial service industry were attractively priced, based upon their fundamentals, at the end of April. However, it will be likely difficult for financial service stocks to appreciate until the issues surrounding the credit markets are resolved.

Asset Allocation as of April 30, 2008 as a Percent of Total Investments (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK S&P 100 INDEX FUND

Q:   How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track S&P 100 Index Fund - Class A Shares had a return of -10.85% (at NAV), compared to a -10.44% return for the S&P 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

The Fund is passively managed against its Index, the S&P 100 Index.  The standard operating expenses and other associated fees generally cause the Fund to trail in performance against the benchmark Index.  However, during the period, the Fund outperformed the benchmark Index.

All sectors of the equity market generally experienced weakness during the six-month period. The energy sector was an exception, rising 2.3%, and the Fund’s 13.1% exposure to energy provided positive results. However, the Fund’s 17.4% exposure to financial stocks and its 18.3% holding of information technology stocks were the major contributors to its, as well as the benchmark Index’s, poor performance, as these were the worst-performing sectors during the measurement period, declining 22.1% and 17.8% respectively.

 Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
WAL-MART STORES, INC.	1.65%	29.44%	0.39%
CHEVRON CORPORATION	2.58%	6.52%	0.15%
EXXON MOBIL CORPORATION	6.74%	2.01%	0.11%
JOHNSON & JOHNSON SERVICES, INC.	2.62%	4.27%	0.10%
INTERNATIONAL BUSINESS MACHINE CORPORATION (IBM)	2.12%	4.72%	0.10%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
CITIGROUP INC.	1.92%	-38.15%	-0.97%
GENERAL ELECTRIC CO.	5.06%	-19.14%	-0.95%
MICROSOFT CORPORATION	3.55%	-21.97%	-0.82%
CISCO SYSTEMS, INC.	2.20%	-22.44%	-0.57%
MERCK & CO., INC.	1.52%	-33.71%	-0.53%

Q:

What is your outlook?

A:

The S&P 100 Index is comprised of large-cap, blue-chip companies, many of which derived a large portion of their revenues from outside of the U.S. The domestic economy’s expansion has weakened; however, many overseas economies appear to remain fairly strong. As the market continues to change, the large multi-national companies in the S&P 100 Index should fare better than smaller companies with a domestically concentrated customer base. In addition, larger companies often have better access to financing and can command better pricing for resources.

Top Market Sectors as of April 30, 2008 as a Percent of Net Assets (Unaudited)

*Includes short-term investments and net other assets.

 NORTH TRACK WISCONSIN TAX-EXEMPT FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2008, the North Track Wisconsin Tax-Exempt Fund - Class A Shares had a return of 0.93% (at NAV), compared to a 1.90% return for the Lehman Municipal Bond Index.

Q:

What factors contributed to the Fund’s performance versus the benchmark?

A:

Maintaining duration relative to the benchmark is always a challenge. Duration is a measure of a security or portfolio’s sensitivity to a change in interest rates. Our goal is to maintain a solid weight in Wisconsin-issued paper. The Fund’s duration as of April 30, 2008 was 5.8, while the benchmark had a duration of 8.0. The shorter duration detracted from performance as interest rates rallied dramatically during the period. The Fund’s performance was also affected by the events that rippled through the auction rate securities markets in late February. These auctions failed due to concerns over the bond insurer’s ratings. The traditional triple-A buyers of such securities decided they did not want to own this type of paper. Marketers of this paper, in the past, were willing to hold these securities until sold to another investor, but with balance sheet constraints in place, these institutions refused to be the buyer of last resort. This dislocation caused a de-leveraging in the market as investors were forced to sell longer bonds pressuring prices lower. As mentioned, the Fund was not insulated to these problems.  The Fund owned certain types of paper that was affected by the issues in the auction role securities market. However, due to the limited supply of such paper, prices did not drop as much as more liquid issues. For February, the Class A Shares had a return of -4.03% (at NAV), compared to -4.58% for the benchmark. However, for March we saw a healthy rebound in the municipal bond market, as non-traditional buyers entered the market to take advantage of high-quality securities at historically low levels.

Q:

What activity took place during the period reported?

A:

The portfolio continues to add Wisconsin-issued paper, but predominately through the secondary market. There has been very little new issuance during the period. We have opportunistically added to positions as paper has become available in the secondary market. We have been reluctant to add to the Fund’s territory paper in light of the problems with the bond insurers and their lower underlying credit quality.  In certain circumstances, we have found an opportunity to purchase insured-territory paper that has been reinsured. For example, the Fund purchased a Puerto Rico Commonwealth bond that was insured by FGIC, but was reinsured by Berkshire Hathaway. This type of paper, though, has been very difficult to find.

Q:

What are some of the Fund’s attributes?

A:

As of April 30, 2008, 80.8% of the Fund is rated investment grade, including a 14.6% investment in pre-refunded bonds with U.S. Government guaranteed securities. Of the 19.2% in “non-rated” issues, approximately 2.4% is credit enhanced by insurance, letters of credit or government collateral. Of the remaining issues, approximately 14% and 5.2% have been assigned triple-B or single-A or better ratings, respectively. Positions subject to alternative minimum tax (AMT) as of April 30, 2008, were 2.6% up slightly from 2.4% as of October 31, 2007. The Fund still has only two positions subject to AMT, which we plan to continue to hold. The Fund maintains a high percentage of Wisconsin-issued paper, at 75.7%.

Q:

What is your outlook?

A:

The municipal bond market has begun to normalize, with yields returning to more reasonable levels. Yields, though, are still cheap on a historical basis. We expect municipal new issue supply to stay relatively high for the remainder of 2008, as municipality’s term-out auction rate type borrowings. At the same time, demand should also stay strong, despite the recent drop in absolute yields. Municipal funds have become dominant buyers again as roughly $4.8 billion, over the past four weeks, have moved into the sector. Characteristics have changed in the market as fewer new issues are being insured; the market is no longer dominated by leveraged players; and a limited number of balance sheets are available to take down unsold balances. Volatility in fixed-income markets in general will likely stay higher. We still think that the municipal market looks attractive as yields as a percentage of Treasury yields are still at the upper end of the normal range. In addition, investors are likely beginning to think about the potential for higher tax rates on dividends and capital gains.

Top Sectors as of April 30, 2008 as a Percent of Portfolio Par Value (Unaudited)

*Includes short-term investments and net other assets.

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

	Number of Shares or Par Value	Market Value		Number of Shares or Par Value	Market Value

COMMON STOCKS – 98.8%			INDUSTRIALS (Continued)
CONSUMER DISCRETIONARY – 4.8%			Republic Services, Inc	1,800	$57,222
Auto Zone, Inc.	200	$24,150	SPX Corporation	2,200	270,600
Daimler AG	1,800	139,356	Textron, Inc.	2,100	128,121
* Hanes Brand, Inc.	330	11,557			1,177,424
Johnson Controls, Inc.	1,700	59,942
Target Corporation	1,200	63,756	INFORMATION TECHNOLOGY – 16.8%
Yum! Brands, Inc.	2,800	113,904	* Apple, Inc.	700	121,765
		412,665	* Cadence Design Systems, Inc.	5,300	58,989
			* Cisco Systems	4,200	107,688
CONSUMER STAPLES – 11.8%			* Computer Sciences Corporation	650	28,333
Altria Group, Inc.	2,950	59,000	* Google, Inc.	175	100,501
Coca-Cola Company	1,200	70,644	Hewlett-Packard Company	6,700	310,545
Kraft Foods, Inc.	2,000	63,260	International Business Machines Corp.	1,940	234,158
Pepsi Bottling Group, Inc.	1,800	60,678	* Micrron Technology, Inc.	11,300	87,236
Philip Morris International	2,950	150,538	Microsoft Corporation	7,700	219,604
Procter & Gamble Company	5,300	355,365	* Oracle Corporation	3,600	75,060
Safeway, Inc.	4,800	151,680	QUALCOMM, Inc.	300	12,957
Wal-Mart Stores, Inc.	1,800	104,364	Xerox Corporation	6,700	93,599
		1,015,529			1,450,435
ENERGY – 14.6%			MATERIALS – 4.4%
Anadarko Petroleum Corporation	1,200	79,872	GrafTech International, Ltd.	620	12,183
Chevron Corporation	3,600	346,140	H. B. Fuller Company	3,400	78,472
Exxon Mobil Corporation	5,300	493,271	Hercules, Inc.	3,700	69,560
Halliburton Company	2,200	101,002	PPG Industries, Inc.	2,300	141,151
Noble Energy, Inc.	1,800	156,600	Silgan Holdings Inc,	1,550	82,584
Occidental Petroleum Corporation	1,050	87,370
		1,264,255			383,950
			TELECOMMUNICATION – 6.6%
FINANCIAL SERVICES – 17.0%			AT&T, Inc.	11,200	433,552
ACE Limited	1,800	108,522	Verizon Communications	3,600	138,528
American Express Company	1,800	86,436
Ameriprise Financial, Inc.	1,400	66,486			572,080
Bank of America Corporation	1,400	52,556	UTILITIES – 2.4%
Boston Properties, Inc.	1,400	140,686	Edison International	2,100	109,557
Citigroup, Inc.	1,600	40,432	Vectren Corporation	3,500	98,980
Fifth Third Bancorp	5,300	113,579
The Goldman Sachs Group, Inc.	1,100	210,507			208,537
JP Morgan Chase and Company	2,000	95,300	Total Common Stocks
Marshall & Ilsley Corporation	3,600	89,928	(Cost $ 8,779,541)		8,542,308
Partner RE, Ltd.	1,700	125,766
Rayonier. Inc.	2,400	100,872	SHORT-TERM INVESTMENTS – 0.1%
The Travelers Companies, Inc.	900	45,360	MONEY MARKET
U.S. Bancorp	1,320	44,735	Highmark Diversified Money Market Fund,
Wells Fargo and Company	2,100	62,475	Fiduciary Shares	12,118	12,118
XL Capital Limited-Class A	2,400	83,736
		1,467,376	Total Short-Term Investments		12,118
			(Cost $ 12,118)
HEALTH CARE – 6.8%
Abbott Laboratories	1,170	61,718	TOTAL INVESTMENTS – 98.9%		8,554,426
Aetna, Inc.	1,200	52,320	(Cost $ 8,791,659)
Amgen, Inc.	1,200	50,244	OTHER ASSETS, LESS LIABILITIES – 1.1%		91,295
Eli Lilly and Company	1,800	86,652	NET ASSETS – 100.0%		$8,645,721
Merck and Company, Inc.	4,950	188,298
Pfizer, Inc.	7,500	150,825
		590,057

INDUSTRIALS – 13.6%			* Non-income producing
The Boeing Company	1,100	93,346
Burlington Northern Santa Fe Corporation	1,200	123,060
CSX Corporation	4,600	289,570
Deluxe Corporation	2,400	51,024
General Electric Company	5,030	164,481

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

	Number of Shares or Par Value	Market Value		Number of Shares or Par Value	Market Value

COMMON STOCKS – 99.4%			INDUSTRIALS – 6.8%
CONSUMER DISCRETIONARY – 9.2%			Deluxe Corporation	18,200	$386,932
Big Lots, Inc.	15,200	$410,856	General Electric Company	21,500	703,050
CBS Corporation	24,600	567,522	Honeywell International, Inc.	5,800	344,520
Newell Rubbermaid, Inc.	26,200	537,886	Republic Services, Inc.	10,500	333,795
Snap-on, Inc.	13,100	776,961	Textron, Inc.	6,100	372,161
Tupperware Brands Corporation	15,200	598,880			2,140,458
		2,892,105
			INFORMATION TECHNOLOGY – 10.9%
CONSUMER STAPLES – 8.3%			Amkor Technology, Inc.	30,900	295,095
Altria Group, Inc.	9,800	196,000	Diebold, Inc.	8,700	341,040
ConAgra Foods, Inc.	29,700	699,732	International Business Machines Corporation	7,900	953,530
Kimberly-Clark Corporation	10,000	639,900	Lexmark International, Inc.	9,400	295,066
Loews Corporation-Carolina Group	8,700	571,329	Microsoft Corporation	23,400	667,368
Philip Morris International	9,800	500,094	Seagate Technology	26,400	498,168
		2,607,055	Skyworks Solutions, Inc.	42,300	367,587
					3,417,854
ENERGY – 17.0%
BP plc ADR	9,400	684,226
Chevron Corporation	7,900	759,585	MATERIALS – 3.6%
ConocoPhillips	6,100	525,515	Owens-Illinois, Inc.	600	33,090
Devon Energy Corporation	2,700	306,180	Packaging Corporation of America	23,100	507,738
Exxon Mobil Corporation	18,200	1,693,874	PPG Industries, Inc.	9,600	589,152
Halliburton Company	300	13,773			1,129,980
Royal Dutch Shell plc ADR-Class B	8,700	693,390
TransCanada Corporation	18,200	668,668
		5,345,211	TELECOMMUNICATION – 7.0%
			AT&T, Inc.	33,700	1,304,527
FINANCIAL SERVICES – 26.9%			Embarq Corporation	6,300	261,891
ACE Limited	18,500	1,115,365	Verizon Communications	16,600	638,768
American Capital Strategies Limited	18,000	571,500			2,205,186
Ameriprise Financial, Inc.	600	28,494
Boston Properties, Inc.	9,400	944,606
Brandywine Realty Trust	18,900	329,805	UTILITIES – 2.0%
CBL and Associates Properties, Inc.	19,200	470,208	TECO Energy, Inc.	40,400	646,804
Colonial Properties Trust	18,900	457,947
Duke Realty Corporation	20,800	507,936
Fifth Third Bancorp	23,800	510,034	Total Common Stocks
The Goldman Sachs Group, Inc.	300	57,411	(Cost $ 31,483,575)		31,248,911
Healthcare Realty Trust, Inc.	18,900	535,437
Home Properties, Inc.	10,000	525,700	SHORT-TERM INVESTMENTS – 0.2%
JPMorgan Chase and Company	6,700	319,255
Marshall & Ilsley Corporation	22,700	567,046	MONEY MARKET
Rayonier, Inc.	20,100	844,803	Highmark Diversified Money Market Fund,
Sovereigh Bancorp, Inc.	30,900	230,823	Fiduciary Shares	77,605	77,605
Wells Fargo & Company	3,300	98,175
XL Capital Limited-Class A	9,800	341,922	Total Short-Term Investments		77,605
		8,456,467	(Cost $77,605)

HEALTH CARE – 7.7%			TOTAL INVESTMENTS – 99.6%		31,326,516
Bristol-Myers Squibb Company	28,300	621,751	(Cost $31,561,180)
Johnson & Johnson	10,300	691,027	OTHER ASSETS, LESS LIABILITIES – 0.4%		118,142
Merck & Company, Inc.	18,900	718,956	NET ASSETS – 100.0%		$31,444,658
Pfizer, Inc.	18,700	376,057
		2,407,791	ADR - American Depository Receipt

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value

COMMON STOCKS – 99.1%				TECHNOLOGY – 24.7% (Continued)
AUTOS & TRANSPORTATION– 4.2%				*	ANSYS, Inc.	118,340	$4,760,818
	C. H. Robinson Worldwide, Inc.	82,565	$5,175,174	*	Citrix Systems, Inc.	137,270	4,495,593
	Expeditors International of Washington	101,310	4,720,033	*	Cognizant Technology Solutions Corp.	150,615	4,857,334
			9,895,207	* #	FLIR Systems, Inc.	152,720	5,242,878
CONSUMER DISCRETIONARY – 17.3%				*	Intuit, Inc.	135,010	3,641,220
*	Coach, Inc.	115,690	4,115,093		L-3 Communications Holdings, Inc.	57,410	6,398,345
*	Dick’s Sporting Goods, Inc.	187,860	5,372,796	*	McAfee, Inc.	63,280	2,104,060
*	Electronic Arts, Inc.	68,020	3,500,989	*	MICROS Systems, Inc.	109,990	3,921,143
	Fastenal Company	125,325	6,117,113	*	Trimble Navigation Limited	128,370	4,209,252
*	LKQ Corporation	147,480	3,209,165				57,439,434
	Manpower, Inc.	55,035	3,694,500	Total Common Stocks			230,201,068
*	O'Reilly Automotive, Inc.	175,690	5,072,170		(Cost $ 167,550,233)
* #	Panera Bread Company	78,635	4,109,465
	Strayer Education, Inc.	14,400	2,673,936
*	Tractor Supply Company	63,765	2,267,483
			40,132,710	SHORT-TERM INVESTMENTS – 7.6%
CONSUMER STAPLES – 1.6%				CORPORATE NOTE – 3.2%
	Church & Dwight Company, Inc.	64,315	3,654,378	\	General Electric Capital
					2.598%, due 05-19-2008	1,839,046	1,839,046
FINANCIAL SERVICES – 9.3%				\	Merrill Lynch & Co.
* #	Affiliated Managers Group, Inc.	35,390	3,515,643		2.507%, due 07-07-2008	5,517,139	5,525,216
	CME Group, Inc.	6,423	2,938,201				7,364,262
	Eaton Vance Corporation	64,830	2,372,778	MASTER NOTE – 2.0%
#	FactSet Research Systems, Inc.	43,580	2,616,107	\	Bear Stearns and Company
*	Fiserv, Inc.	80,930	4,091,012		2.638%, due 09-11-2008	2,298,808	2,298,808
	Global Payments, Inc.	91,135	4,033,635	\	Bear Stearns and Company
*	Huron Consulting Group, Inc.	48,380	2,025,187		2.638%, due 06-02-2008	2,298,808	2,298,808
			21,592,563				4,597,616
HEALTH CARE – 19.3%
	C. R. Bard, Inc.	51,485	4,848,342	REPURCHASE AGREEMENT –0.6%
*	Cerner Corporation	74,135	3,430,226	\	Lehman Brothers
*	Covance, Inc.	63,320	5,305,583		Triparty Repurchase Agreement
	DENTSPLY International, Inc.	95,935	3,728,993		1.90%, due 05-01-2008,
*	Healthways, Inc.	61,745	2,255,545		collateralized by Federal National
* #	Hologic, Inc.	138,120	4,031,723		Mortgage Association Strip, Series
*	IDEXX Laboratories, Inc.	81,240	4,321,968		370, Class 2, due 05-25-2036	1,529,372	1,529,372
*	ResMed, Inc.	56,290	2,427,225
*	Stericycle, Inc.	93,675	5,000,372	MONEY MARKET – 1.8%
	Stryker Corporation	78,225	5,071,327		Highmark Diversified Money
*	Varian Medical Systems, Inc.	96,455	4,521,810		Market Fund, Fiduciary Shares	4,137,007	4,137,007
			44,943,114
OTHER ENERGY – 10.5%				Total Short-Term Investments			17,628,257
* #	FMC Technologies, Inc.	82,650	5,554,080		(Cost $ 17,628,257)
#	Smith International, Inc.	91,190	6,976,947
*	Southwestern Energy Company	134,000	5,669,540	TOTAL INVESTMENTS – 106.7%			247,829,325
	XTO Energy, Inc.	98,645	6,102,180		(Cost $ 185,178,490)
			24,302,747
PRODUCER DURABLES – 12.2%				LESS COLLATERAL HELD FOR SECURITIES
	AMETEK, Inc.	73,265	3,554,818		ON LOAN – (5.8)%		(13,491,250)
#	Donaldson Company, Inc.	78,635	3,423,768	OTHER LIABILITIES,
	Flowserve Corporation	27,670	3,433,570	LESS OTHER ASSETS –(0.9)%			(2,137,680)
	IDEX Corporation	96,930	3,556,362	NET ASSETS -100%			$232,200,395
	Joy Global, Inc.	73,155	5,431,759
	Lincoln Electric Holdings, Inc.	47,315	3,610,134	*	Non-income producing
	Roper Industries, Inc.	84,200	5,230,504	#	All or a portion of security is on loan
			28,240,915	\	Security purchased with cash received to collateralize loan securities
TECHNOLOGY – 24.7%
*	Adobe Systems, Inc.	137,930	5,143,410
*	Akamai Technologies, Inc.	78,880	2,821,538
*	Amdocs Limited	140,030	4,394,141
	Amphenol Corporation	118,010	5,449,702

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value

COMMON STOCKS – 99.4%				INTERNET SOFTWARE& SERVICES (Continued)
AEROSPACE & DEFENSE – 7.8%				*	Sonic Wall, Inc	96,000	$738,240
	Goodrich Corporation	96,000	$6,542,400	*	Verisign, Inc.	96,000	3,460,800
	Lockheed Martin Corporation	96,000	10,179,840	*	Websense, Inc.	96,000	1,867,200
	Raytheon Company	96,000	6,141,120	*	Yahoo!, Inc.	96,000	2,631,360
			22,863,360				21,073,920

BIOTECHNOLOGY – 7.8%				IT SERVICES – 5.4%
	Amgen, Inc.	96,000	4,019,520		Automatic Data Processing, Inc.	96,000	4,243,200
	Biogen Idec, Inc.	96,000	5,826,240	*	Computer Sciences Corporation	96,000	4,184,640
	Genentech, Inc.	96,000	6,547,200	* #	DST Systems, Inc.	96,000	5,744,640
	Genzyme Corporation	96,000	6,753,600		Electronic Data Systems	96,000	1,781,760
			23,146,560				15,954,240

COMMUNICATIONS EQUIPMENT – 11.7%				LIFE SCIENCES TOOLS & SERVICES – 5.2%
* #	3Com Corporation	96,000	229,440	#	Applera Corporation -
* #	ADC Telecommunications, Inc.	96,000	1,345,920		Applied Biosystems Group	96,000	3,063,360
#	Alcatel-Lucent ADR	96,000	640,320	*	Millipore Corporation	96,000	6,729,600
*	Arris Group, Inc.	96,000	777,600	*	Thermo Fisher Scientific, Inc.	96,000	5,555,520
*	CIENA Corporation	96,000	3,245,760				15,348,480
*	Cisco Systems, Inc.	96,000	2,461,440
	Corning, Inc.	96,000	2,564,160	OFFICE ELECTRONICS – 0.5%
	Harris Corporation	96,000	5,186,880		Xerox Corporation	96,000	1,341,120
* #	InterDigital, Inc.	96,000	1,945,920
*	IXIA	96,000	680,640	PHARMACEUTICALS – 2.3%
* #	JDS Uniphase Corporation	96,000	1,373,760	#	Biovail Corporation	96,000	1,098,240
*	Juniper Networks, Inc.	96,000	2,651,520		Novartis AG - ADR	96,000	4,831,680
	Motorola, Inc.	96,000	956,160	* #	ViroPharma, Inc.	96,000	879,360
	Nokia Corp - ADR	96,000	2,886,720				6,809,280
* #	Packeteer, Inc.	96,000	676,800
*	Polycom, Inc	96,000	2,150,400
	QUALCOMM, Inc.	96,000	4,146,240	SEMICONDUCTORS &
*	Tellabs, Inc.	96,000	495,360	SEMICONDUCTOR EQUIPMENT – 13.8%
			34,415,040		Altera Corporation	96,000	2,042,880
					Analog Devices, Inc.	96,000	3,092,160
COMPUTERS & PERIPHERALS – 16.4%					Applied Materials, Inc.	96,000	1,791,360
* #	Adaptec, Inc.	96,000	267,840	*	Broadcom Corporation - Class A	96,000	2,492,160
*	Apple, Inc.	96,000	16,699,200	*	Cypress Semiconductor Corporation	96,000	2,699,520
*	Dell, Inc.	96,000	1,788,480		Intel Corporation	96,000	2,136,960
*	EMC Corporation	96,000	1,478,400		KLA-Tencor Corporation	96,000	4,193,280
	Hewlett-Packard Company	96,000	4,449,600	*	Lam Research Corporation	96,000	3,920,640
+	International Business Machines Corporation	96,000	11,587,200		Linear Technology Corporation	96,000	3,356,160
*	Network Appliance, Inc.	96,000	2,323,200	*	LSI Corporation	96,000	595,200
*	QLogic Corporporation	96,000	1,532,160	* #	Micron Technology, Inc.	96,000	741,120
	Seagate Technology	96,000	1,811,520		National Semiconductor Corporation	96,000	1,957,440
*	Sun Microsystems, Inc.	96,000	1,503,360	*	Novellus Systems, Inc.	96,000	2,098,560
* #	Teradata Corporation	96,000	2,043,840	* #	Qimonda AG ADC	96,000	341,760
*	Western Digital Corporation	96,000	2,783,040	* #	Standard Microsystems Corporation	96,000	2,846,400
			48,267,840	*	Teradyne, Inc.	96,000	1,275,840
					Texas Instruments, Inc.	96,000	2,799,360
ELECTRONIC EQUIPMENT& INSTRUMENTS – 1.3%					Xilinx, Inc.	96,000	2,377,920
*	Agilent Technologies, Inc.	96,000	2,900,160				40,758,720
	Jabil Circuit, Inc.	96,000	1,044,480
			3,944,640	SOFTWARE – 16.6%
				*	Adobe Systems, Inc.	96,000	3,579,840
HEALTH CARE EQUIPMENT & SUPPLIES – 3.4%				*	Amdocs Limited	96,000	96,000
*	Boston Scientific Corporation	96,000	1,279,680	*	Autodesk, Inc.	96,000	3,648,000
	Medtronic, Inc.	96,000	4,673,280	*	BMC Software, Inc.	96,000	3,336,960
*	St. Jude Medical, Inc.	96,000	4,202,880		CA, Inc.	96,000	2,125,440
			10,155,840	*	Cadence Design Systems, Inc.	96,000	1,068,480
				*	Check Point Software Technologies Ltd.	96,000	2,267,520
INTERNET SOFTWARE& SERVICES – 7.2%				*	Citrix Systems, Inc.	96,000	3,144,000
*	Digital River, Inc.	96,000	3,153,600	*	Compuware Corporation	96,000	723,840
*	eBay, Inc.	96,000	3,003,840	*	McAfee, Inc.	96,000	3,192,000
*#	j2 Global Communications, Inc.	96,000	2,054,400	*	Mentor Graphics Corporation	96,000	966,720
*#	Open Text Corporation	96,000	3,573,120		Microsoft Corporation	96,000	2,737,920
*	Real Networks, Inc.	96,000	591,360	*	Novell, Inc.	96,000	602,880

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND (Continued)

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares or Par Value	Market Value

SOFTWARE – 16.6% (Continued)
*	Oracle Corporation	96,000	$2,001,600
*	Progress Software Corporation	96,000	2,902,080
*	Red Hat, Inc.	96,000	1,974,720
#	SAP AG - ADR	96,000	4,822,080
* #	Sybase, Inc.	96,000	2,824,320
*	Symantec Corporation	96,000	1,653,120
*	Synopsys, Inc.	96,000	2,218,560
			48,802,560

Total Common Stocks
	(Cost $ 264,254,779)		292,881,600

EXCHANGE TRADED FUND – 0.1%
* ^	Ziegler Exchange Traded Trust
	NYSE Arca Tech 100 EFT	6,000	149,280
	(Cost $ 153,401)

SHORT-TERM INVESTMENTS – 7.0%
CORPORATE NOTE – 3.7%
\	General Electric Capital
	2.598%, due 05-19-2008	2,750,982	2,750,982
\	Merrill Lynch & Co.
	2.507%, due 07-07-2008	8,252,947	8,265,030
			11,016,012

MASTER NOTE – 2.3%
\	Bear Stearns and Company
	2.638%, due 09-11-2008	3,438,728	3,438,728
\	Bear Stearns and Company
	2.638%, due 06-02-2008	3,438,728	3,438,728
			6,877,456

REPURCHASE AGREEMENT – 0.8%
\	Lehman Brothers
	Triparty Repurchase Agreement
	1.90%, due 05-01-2008,
	collateralized by Federal National
	Mortgage Association Strip, Series
	370, Class 2, due 05-25-2036	2,287,748	2,287,748

MONEY MARKET – 0.2%
	Highmark Diversified Money Market Fund	610,444	610,444

	Total Short-Term Investments		20,791,660
	(Cost $20,791,660)

TOTAL INVESTMENTS – 106.5%			313,822,540
	(Cost $285,199,840)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN – (6.8)%		(20,181,216)
OTHER ASSETS LESS OTHER LIABILITIES – 0.3%			965,672
NET ASSETS – 100.0%			$294,606,996

*

Non-income producing

+

A portion of the security is designated as collateral against futures

#

All or a portion of security is on loan

\

 Security purchased with cash received to collateralize loaned securities

^

Affiliated security

ADR

American Depository Receipts

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value

COMMON STOCKS – 99.7%
BIOTECHNOLOGY – 14.3%				HEALTH CARE PROVIDERS AND SERVICES (Continued)
*	Alexion Pharmaceuticals, Inc.	1,300	$91,494	*	Laboratory Corporation of America Hold.	3,800	$287,356
*	Amgen, Inc.	30,900	1,293,783	*	LifePoint Hospitals, Inc.	2,000	60,240
* #	Amylin Pharmaceuticals, Inc.	4,700	129,626	*	Lincare Holdings, Inc.	2,500	60,850
*	Biogen Idec, Inc.	7,100	430,899	*	Medco Health Solutions, Inc.	16,300	807,502
*	BioMartin Pharmaceutical, Inc.	3,400	123,964	*	Patterson Companies, Inc.	4,600	157,320
*	Celgene Corporation	12,200	758,108	*	Pediatrix Medical Group, Inc.	1,700	115,634
*	Cephalon, Inc.	2,400	149,784		Quest Diagnostics, Inc.	5,200	260,936
*	Genentech, Inc.	13,600	927,520	*	Tenet Healthcare Corporation	17,300	110,720
*	Genzyme Corporation	8,200	576,870		UnitedHealth Group, Inc.	35,600	1,161,628
*	Gilead Sciences, Inc.	26,400	1,366,464	#	Universal Health Services, Inc. – Class B	1,700	106,488
*	Human Genome Sciences, Inc.	4,400	28,820	*	WellCare Health Plans, Inc.	1,500	65,670
*	ImClone Systems, Inc.	2,200	102,630	*	Wellpoint, Inc.	16,400	815,900
*	Millennium Pharmaceuticals, Inc.	10,900	271,083				7,296,306
*	OSI Pharmaceuticals, Inc.	2,000	69,300
*	Onyx Pharmaceuticals, Inc.	1,900	66,804	LIFE SCIENCES TOOLS & SERVICES – 5.1%
*	Vertex Pharmaceuticals, Inc.	4,900	125,048	* #	Affymetrix, Inc.	2,100	22,911
			6,512,197		Applera Corporation -
					Applied Biosystems Group	10,700	341,437
HEALTH CARE EQUIPMENT AND SUPPLIES – 21.8%				*	Charles River Laboratories International	2,400	139,320
* #	Advanced Medical Optics, Inc.	2,000	42,000	*	Covance, Inc.	2,200	184,338
	Alcon, Inc.	2,500	395,000	* #	Illumina, Inc.	1,900	147,991
	Baxter International, Inc.	20,800	1,296,256	*	Invitrogen Corporation	1,700	159,069
	Beckman Coulter, Inc.	4,600	314,180	*	Millipore Corporation	1,900	133,190
	Becton Dickinson and Company	8,900	795,660		Pharmaceutical Product Development, Inc.	3,700	153,254
*	Boston Scientific Corporation	43,500	579,855	*	Techne Corporation	1,400	101,528
	C. R. Bard, Inc.	3,300	310,761	*	Thermo Fisher Scientific, Inc.	12,900	746,523
	Cooper Companies. Inc.	1,600	56,000	*	Waters Corporation	3,500	215,110
	Covidien Limited	15,200	709,688				2,344,671
	DENTSPLY International, Inc.	5,000	194,350
* #	Edwards Lifesciences Corporation	2,100	116,382	PHARMACEUTICALS – 42.5%
*	Hill-Rom Holdings, Inc.	8,000	201,040		Abbott Laboratories	41,100	2,168,025
* #	Hologic, Inc.	8,700	253,953		Allergan, Inc.	7,400	417,138
*	Hospira, Inc.	5,400	222,210	*	Barr Pharmaceuticals, Inc.	3,700	185,851
*	IDEXX Laboratories, Inc.	2,200	117,040		Bristol-Myers Squibb Company	56,500	1,241,305
*	Immucor, Inc.	2,500	67,450		Eli Lilly and Company	27,200	1,309,408
*	Intuitive Surgical, Inc.	1,200	347,112	*	Endo Pharmaceuticals Holdings, Inc.	4,800	119,184
* #	Inverness Medical Innovations, Inc.	2,800	103,600	*	Forest Laboratories, Inc.	10,300	357,513
*	Kinetic Concepts, Inc.	1,900	75,354		Johnson & Johnson	67,400	4,521,866
	Medtronic, Inc.	31,700	1,543,156	*	King Pharmaceuticals, Inc.	8,600	80,754
*	ResMed, Inc.	2,800	120,736		Medicis Pharmaceutical Corporation	1,900	39,140
	STERIS Corporation	7,700	213,367		Merck & Company, Inc.	61,500	2,339,460
*	St. Jude Medical, Inc.	10,900	477,202	#	Mylan, Inc.	20,400	268,668
	Stryker Corporation	9,800	635,334	*	Par Pharmaceutical Companies, Inc.	900	15,345
*	Varian Medical Systems, Inc.	4,400	206,272		Perrigo Company	2,800	114,772
*	Zimmer Holdings, Inc.	7,500	556,200		Pfizer, Inc.	175,900	3,537,349
			9,950,158		Schering-Plough Corporation	49,100	903,931
				* #	Valeant Pharmaceuticals International	2,700	35,856
HEALTH CARE PROVIDERS AND SERVICES – 16.0%				*	Watson Pharmaceuticals, Inc.	3,700	114,848
	Aetna, Inc.	18,900	824,040		Wyeth	36,900	1,640,943
*	AMERIGROUP Corporation	1,800	46,782				19,411,356
*	Apria Healthcare Group, Inc.	9,600	169,152
#	Brookdale Senior Living, Inc.	1,400	36,652	Total Common Stocks
	CIGNA Corporation	12,600	538,146		(Cost $ 34,701,267)		45,514,688
*	Community Health Systems, Inc.	3,400	127,602
*	Coventry Health Care, Inc.	5,400	241,542
*	DaVita, Inc.	3,700	193,917
*	Express Scripts, Inc.-Class A	6,900	483,138
	Health Management Associates, Inc.-Class A	8,700	62,031
*	Health Net, Inc.	3,900	114,231
* #	Henry Schein, Inc.	3,100	171,647
*	Humana, Inc.	5,800	277,182

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

April 30, 2008 (Unaudited)

	Number of Shares or Par Value	Market Value

SHORT-TERM INVESTMENTS – 2.3%
CORPORATE NOTE – 1.2%
\ General Electric Capital
2.598%, due 05-19-2008	136,312	$136,312
\ Merrill Lynch & Co.
2.507%, due 07-07-2008	408,937	409,535
		545,847

MASTER NOTE – 0.7%
\ Bear Stearns and Company
2.638%, due 09-11-2008	170,391	170,391
\ Bear Stearns and Company
2.638%, due 06-02-2008	170,391	170,391
		340,782

REPURCHASE AGREEMENT – 0.3%
\ Lehman Brothers
Triparty Repurchase Agreement
1.90%, due 05-01-2008,
collateralized by Federal National
Mortgage Association Strip, Series 370,
Class 2, due 05-25-2036	113,358	113,358

MONEY MARKET – 0.1%
Highmark Diversified Money
Market Fund, Fiduciary Shares	30,291	30,291

Total Short-Term Investments
(Cost $ 1,030,278)		1,030,278

TOTAL INVESTMENTS – 102.0%		46,544,966
(Cost $ 35,731,545)

LESS COLLATERAL HELD FOR
SECURITIES ON LOAN – (2.2)%		(999,987)
OTHER ASSETS,
LESS OTHER LIABILITIES – 0.2%		108,589
NET ASSETS – 100.00%		$45,653,568

* Non-income producing
# All or a portion of security is on loan
\ Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value

COMMON STOCKS – 99.6%				INSURANCE (Continued)
CAPITAL MARKETS – 17.3%					W. R. Berkley Corporation	7,200	$184,968
	Ameriprise Financial, Inc.	6,600	$313,434		The Chubb Corporation	6,700	354,899
	The Bank of New York Mellon Corp.	20,900	909,777		Cincinnati Financial Corporation	2,800	100,520
	The Charles Schwab Corporation	17,200	371,520		Everest Re Group Limited	1,100	99,385
* #	E*TRADE Financial Corporation	6,900	27,462		Genworth Financial Inc.	7,800	179,868
	Franklin Resources, Inc.	2,900	275,935		The Hartford Financial Services Group, Inc.	7,400	527,398
	The Goldman Sachs Group, Inc.	6,500	1,243,905		Lincoln National Corporation	5,000	268,800
	Janus Capital Group, Inc.	2,900	81,374		Loews Corporation	11,000	463,210
	Legg Mason, Inc.	2,400	144,672		Marsh & McLennan Companies	9,500	262,105
	Lehman Brothers Holdings, Inc.	9,400	415,856		MBIA, Inc.	3,800	39,520
	Merrill Lynch & Company, Inc.	16,400	817,212		MetLife, Inc.	7,900	480,715
	Morgan Stanley	18,100	879,660		Old Republic International Corp.	4,000	57,400
	Northern Trust Corporation	3,500	259,385		Principal Financial Group, Inc.	4,800	257,568
	State Street Corporation	7,100	512,194		The Progressive Corporation	11,500	209,185
	T. Rowe Price Group, Inc.	4,800	281,088		Prudential Financial, Inc.	9,700	734,387
			6,533,474		SAFECO Corporation	3,400	226,916
					Torchmark Corporation	1,700	110,058
COMMERCIAL BANKS – 17.2%					The Travelers Companies, Inc.	11,400	574,560
	BB&T Corporation	10,100	346,329		Unum Group	11,400	264,594
	Comerica, Inc.	2,700	93,771		Willis Group Holdings Limited	1,900	66,025
	Commerce Bancshares, Inc.	2,600	113,100		XL Capital Limited - Class A	3,200	111,648
	Fifth Third Bancorp	8,900	190,727				9,529,175
#	First Horizon National Corporation	2,100	22,680
	Huntington Bancshares, Inc.	6,400	60,096	IT SERVICES – 1.0%
	KeyCorp	6,700	161,671		MasterCard, Inc.	1,300	361,608
#	M&T Bank Corporation	1,400	130,522				361,608
	Marshall & Ilsley Corporation	4,500	112,410
#	National City Corporation	10,000	63,000	REAL ESTATE INVESTMENTS TRUSTS (REITS) – 6.7%
	PNC Financial Services Group	6,200	429,970		Annaly Capital Management, Inc	8,100	135,756
#	Popular, Inc.	4,400	54,868		Avalonbay Communities, Inc.	1,400	139,650
#	Regions Financial Corporation	12,600	276,192		Boston Properties, Inc.	2,200	221,078
	SunTrust Banks, Inc.	6,400	356,800		Developers Diversified Realty Corporation	2,100	90,195
	Synovus Financial Corporation	4,800	56,832		Duke Realty Corporation	2,500	61,050
	TCF Financial Corporation	2,000	34,800		Equity Residential	4,900	203,448
	U.S. Bancorp	31,700	1,074,313	#	HCP, Inc.	3,900	139,230
	Wachovia Corporation	36,400	1,061,060		Host Hotels & Resorts, Inc.	9,400	161,680
	Wells Fargo & Company	58,700	1,746,325		iStar Financial, Inc.	2,300	44,275
	Zions Bancorporation	1,900	88,065		Kimco Realty Corporation	4,000	159,640
			6,473,531		Plum Creek Timber Company, Inc.	3,100	126,604
					Potlatch Corporation	2,400	107,544
CONSUMER FINANCE – 3.8%					Public Storage, Inc.	2,300	208,610
	American Express Company	18,800	902,776		Simon Property Group, Inc.	4,100	409,426
	Capital One Financial Corporation	6,500	344,500		SL Green Realty Corporation	1,000	92,800
	Discover Financial Services	7,900	143,859		Vornado Realty Trust	2,600	242,034
	SLM Corporation	2,800	51,884				2,543,020
			1,443,019
				THRIFTS AND MORTGAGE FINANCE – 3.3%
DIVERSIFIED FINANCIAL SERVICES – 25.1%				#	Countrywide Financial Corporation	10,100	58,378
	Bank of America Corporation	82,300	3,089,542		Fannie Mae	17,900	506,570
#	The CIT Group, Inc.	16,100	175,329	#	Freddie Mac	11,800	293,938
	Citigroup, Inc.	95,800	2,420,866		MGIC Investment Corporation	1,900	24,757
	CME Group, Inc.	500	228,725		New York Community Bancorp, Inc.	5,800	108,286
*	Intercontinental Exchange, Inc.	1,300	201,695	#	Radian Group, Inc.	900	4,860
	JPMorgan Chase & Company	61,900	2,949,535	#	Sovereign Bancorp, Inc.	5,700	42,579
	Moody's Corporation	4,000	147,840	#	Washington Mutual, Inc	15,700	192,953
#	NYSE Euronext	4100	271,010		.		1,232,321
			9,484,542
				Total Common Stocks
INSURANCE – 25.2%					(Cost $ 35,551,115)		$37,600,690
	ACE Limited	7,900	476,291
	AFLAC, Inc.	9,000	600,030
	The Allstate Corporation	10,200	513,672
#	Ambac Financial Group, Inc.	4,600	21,298
#	American Financial Group, Inc.	4,200	115,164
	American International Group, Inc.	40,900	1,889,580
	Aon Corporation	4,900	222,411
*	Assurant, Inc	1,800	117,000

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

April 30, 2008 (Unaudited)

	Number of Shares or Par Value	Market Value

SHORT-TERM INVESTMENTS – 2.8%
CORPORATE NOTE – 1.4%
\ General Electric Capital
2.598%, due 05-19-2008	129,347	$129,347
\ Merrill Lynch & Co.
2.507%, due 07-07-2008	388,040	388,608
		517,955

MASTER NOTE – 0.8%
\ Bear Stearns and Company
2.638%, due 09-11-2008	161,683	161,683
\ Bear Stearns and Company
2.638%, due 06-02-2008	161,683	161,683
		323,366

REPURCHASE AGREEMENT – 0.3%
\ Lehman Brothers
Triparty Repurchase Agreement
1.90%, due 05-01-2008,
collateralized by Federal National
Mortgage Association Strip, Series 370,
Class 2, due 05-25-2036	107,566	107,566

MONEY MARKET – 0.3%
Highmark Diversified Money
Market Fund, Fiduciary Shares	103,048	103,048

Total Short-Term Investments
(Cost $ 1,051,935)		1,051,935

TOTAL INVESTMENTS – 102.4%		38,652,625
(Cost $ 36,603,050)

LESS COLLATERAL HELD FOR		(948,887)
SECURITIES ON LOAN – (2.5%)
OTHER ASSETS, LESS OTHER		44,255
LIABILITIES –0.1%
NET ASSETS – 100.0%		$37,747,993

* Non-income producing
# All or a portion of security is on loan
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

	Number of Shares or Par Value	Market Value

UNDERLYING FUNDS – 100%
Dow Jones U.S. Financial 100
Plus Fund - Class F	1,383,368	$13,045,163
Dow Jones U.S. Health Care 100
Plus Fund - Class F	1,121,556	12,785,737
NYSE Arca Tech 100 Index Fund
- Class F *	519,397	13,229,035

Total Common Stocks		39,059,935
(Cost $ 37,236,050)

TOTAL INVESTMENTS – 100.0%		39,059,935
(Cost $ 37,236,050)

OTHER ASSETS, LESS
LIABILITIES – 0.0%		9,320
NET ASSETS – 100.0%		$39,069,255

* Non-income producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value

COMMON STOCKS – 99.2%				HEALTH CARE – 10.4%
CONSUMER DISCRETIONARY – 5.5%					Abbott Laboratories	26,300	$1,387,325
	CBS Corporation	11,600	$267,612	#	Amgen, Inc.	18,500	774,595
	Clear Channel Communications, Inc.	8,500	256,275		Baxter International, Inc.	10,800	673,056
* #	Comcast Corporation - Class A	51,300	1,054,215		Bristol-Myers Squibb Company	33,700	740,389
	Walt Disney Company	32,100	1,041,003		CIGNA Corporation	4,800	205,008
* #	Ford Motor Company	37,600	310,576		Covidien Limited	8,500	396,865
#	General Motors Corporation	9,600	222,720		Johnson & Johnson	48,300	3,240,447
	The Home Depot, Inc.	28,700	826,560		Medtronic, Inc.	19,100	929,788
	McDonald's Corporation	19,600	1,167,768		Merck & Company, Inc.	36,900	1,403,676
	Target Corporation	14,000	743,820		Pfizer, Inc.	115,200	2,316,672
	Time Warner, Inc.	61,000	905,850		United Health Group, Inc.	21,300	695,019
			6,796,399				12,762,840

CONSUMER STAPLES – 13.1%				INDUSTRIALS – 11.9%
	Altria Group, Inc.	35,900	718,000		3M Company	12,000	922,800
	Anheuser-Busch Companies, Inc.	12,200	600,240		The Boeing Company	13,000	1,103,180
	Avon Products, Inc.	7,300	284,846		Burlington Northern Santa Fe Corp.	5,000	512,750
	Campbell Soup Company	3,700	128,760		Caterpillar, Inc.	10,600	867,928
	Coca-Cola Company	34,000	2,001,580		FedEx Corporation	5,300	508,111
	Colgate-Palmolive Company	8,700	615,090		General Dynamics Corporation	6,800	614,856
	CVS Caremark Corporation	24,400	985,028	+	General Electric Company	170,100	5,562,270
	Heinz (H.J.) Company	5,400	253,962	Honeywell International, Inc.		12,700	754,380
	Kraft Foods, Inc.	26,100	825,543		Norfolk Southern Corporation	6,400	381,312
	PepsiCo, Inc.	27,300	1,870,869		Raytheon Company	7,300	466,981
	Philip Morris International	35,900	1,831,977		Tyco International Limited.	8,300	388,357
	Procter & Gamble Company	52,400	3,513,420		United Parcel Service - Class B	17,600	1,274,416
	Sara Lee Corporation	12,100	175,571		United Technologies Corporation	16,700	1,210,249
	Wal-Mart Stores, Inc.	40,300	2,336,594				14,567,590
			16,141,480
				INFORMATION TECHNOLOGY – 17.8%
ENERGY – 14.9%				*	Apple, Inc.	15,000	2,609,250
	Baker Hughes, Inc.	5,300	428,664	*	Cisco Systems, Inc.	101,600	2,605,024
	Chevron Corporation	35,400	3,403,710	*	Dell, Inc.	34,800	648,324
	Conoco Phillips	26,600	2,291,590	*	EMC Corporation	35,800	551,320
	El Paso Energy Corporation	11,900	203,966	*	Google, Inc.	3,910	2,245,474
	Exxon Mobil Corporation	91,100	8,478,677		Hewlett-Packard Company	42,000	1,946,700
	Halliburton Company	15,000	688,650		Intel Corporation	98,600	2,194,836
	National-Oilwell Varco, Inc.	6,100	417,545		International Business Machines Corp.	23,600	2,848,520
	Schlumberger Limited	20,400	2,051,220		Microsoft Corporation	136,300	3,887,276
	Williams Companies, Inc.	10,000	355,000	*	Oracle Corporation	67,400	1,405,290
			18,319,022		Texas Instruments, Inc.	22,600	659,016
					Xerox Corporation	15,600	217,932
FINANCIALS SERVICES –16.7%							21,818,962
	The Allstate Corporation	9,500	478,420
	American Express Company	19,700	945,994	MATERIALS – 1.9%
	American International Group, Inc.	43,000	1,986,600		Alcoa, Inc.	13,900	483,442
	Bank of America Corporation	75,700	2,841,778		Dow Chemical Company	16,000	642,400
	The Bank of New York Mellon Corp	19,400	844,482		DuPont (E.I.) de Nemours and Company	15,300	748,323
	Capital One Financial Corporation	6,300	333,900		International Paper Company	7,300	191,041
	Citigroup, Inc.	88,700	2,241,449		Weyerhaeuser Company	3,600	229,968
	The Goldman Sachs Group, Inc.	6,700	1,282,179				2,295,174
	Hartford Financial Services Group	5,300	377,731
	JP Morgan Chase & Company	57,900	2,758,935	TELECOMMUNICATION – 5.1%
#	Lehman Brothers Holdings, Inc.	9,000	398,160		AT&T, Inc.	102,800	3,979,388
	Merrill Lynch & Company, Inc.	16,500	822,195		Sprint Nextel Corporation	48,500	387,515
	Morgan Stanley	18,800	913,680		Verizon Communications	48,900	1,881,672
	NYSE Euronext	4,500	297,450				6,248,575
#	Regions Financial Corporation	11,800	258,656
	U.S. Bancorp	29,400	996,366	UTILITIES – 1.9%
	Wachovia Corporation	36,200	1,055,230	*	The AES Corporation	11,400	197,904
	Wells Fargo & Company	56,200	1,671,950		American Electric Power Company, Inc.	6,800
			20,505,155		Entergy Corporation	3,300	379,038
					Exelon Corporation	11,300	965,924
					Southern Company	13,000	483,990
					The AES Corporation	11,400	2,330,340

				Total Common Stocks
					(Cost $75,552,764)		121,785,537

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

April 30, 2008 (Unaudited)

		Number of Shares or Par Value	Market Value

SHORT-TERM INVESTMENTS – 1.8%
CORPORATE NOTE – 0.5%
\	General Electric Capital
	2.598%, due 05-19-2008	144,312	$144,312
\	Merrill Lynch & Co.
	2.507%, due 07-07-2008	432,937	433,571
			577,883
MASTER NOTE – 0.3%
\	Bear Stearns and Company
	2.638%, due 09-11-2008	180,390	180,390
\	Bear Stearns and Company
	2.638%, due 06-02-2008	180,390	180,390
			360,780

REPURCHASE AGREEMENT – 0.1%
\	Lehman Brothers
	Triparty Repurchase Agreement
	1.90%, due 05-01-2008,
	collateralized by Federal National
	Mortgage Association Strip, Series
	370, Class 2, due 05-25-2036	120,013	120,013

MONEY MARKET – 0.9%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares	1,074,135	1,074,135

Total Short-Term Investments			2,132,811
	(Cost $ 2,132,811)

TOTAL INVESTMENTS – 101.0%			123,918,348
	(Cost $ 77,685,575)

LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN – (0.9)%		(1,058,676)
OTHER LIABILITIES, LESS OTHER ASSETS (0.1)%			(169,879)

NET ASSETS – 100%			$122,689,793

*	Non-income producing
+	A portion of the security is designated as collateral against futures and options
#	All or a portion of security is on loan
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES – 96.1%
GEORGIA – 0.2%
Newnan, Georgia, New Public Housing Authority, 5.00%, due 04-01-2012 (10)	$250,000	$267,512

GUAM – 3.6%
Guam Power Authority Revenue Bonds, 1999 Series A,
5.125%, due 10-01-2029 (7)	5,815,000	5,736,614
5.25%, due 10-01-2009 (1)	250,000	259,325

ILLINOIS – 1.0%
Peoria, Illinois, New Public Housing Authority,
5.00%, due 06-01-2012 (10)	300,000	321,033
4.875%, due 10-01-2008 (10)	1,380,00	1,395,221

MASSACHUSETTS – 0.7%
Massachusetts State Housing Finance Agency, Multi-Family Housing Bonds, First Issue,
1979 Series A, (Escrowed to Maturity)
7.00%, due 04-01-2021 (6)	910,000	1,154,508

NEVADA – 0.2%
Las Vegas, Nevada, New Public Housing Authority,
5.00%, due 01-01-2012 (10)	255,000	272,794

NEW JERSEY – 0.2%
Newark, New Jersey, New Public Housing Authority,
5.25%, due 04-01-2009 (10)	285,000	292,820

NEW YORK – 0.3%
New York, New York, New Public Housing Authority,
5.00%, due 01-01-2012 (10)	200,000	213,956

Poughkeepsie, New York, New Public Housing Authority,
5.25%, due 04-01-2010 (10)	225,000	236,608

NORTH CAROLINA – 0.4%
Durham, North Carolina, New Public Housing Authority,
5.125%, due 12-01-2013 (10)	210,000	224,830
5.00%, due 02-01-2012 (10)	400,000	428,284

OHIO – 6%
Youngstown, Ohio, New Public Housing Authority,

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
OHIO (Continued)
5.00%, due 05-01-2012 (10)	$300,000	$321,066
5.00%, due 05-01-2011 (10)	515,000	548,331
4.875%, due 05-01-2010 (10)	200,000	209,316

PENNSYLVANIA – 0.2%
Allentown, Pennsylvania, New Public Housing Authority,
4.875%, due 05-01-2011 (10)	270,000	286,510

PUERTO RICO – 9.3%
Puerto Rico Public Buildings Authority Revenue Refunding, Government Facilities, Series H,
5.50%, due 07-01-2017 (1)	1,250,000	1,350,662
Puerto Rico Public Buildings Authority Revenue Refunding, Series L,
5.50%, due 07-01-2021 (8)	500,000	525,330
Commonwealth of Puerto Rico, Electric & Power Authority, Series TT,
5.00%, due 07-01-2022	300,000	300,855
Commonwealth of Puerto Rico, Electric & Power Authority, Series UU,
5.00%, due 07-01-2020 (4)	1,000,000	1,057,120
Commonwealth of Puerto Rico General Obligation Unlimited, Series A,
5.50%, due 07-01-2020 (7)	1,020,000	1,090,931
5.50%, due 07-01-2017 (8)	1,130,000	1,207,834
Commonwealth of Puerto Rico, Highway & Transportation, Series E
5.50%, due 07-01-2023 (4)	1,120,000	1,238,115
Commonwealth of Puerto Rico, Highway & Transportation, Grant Antic Revenue
5.00%, due 09-15-2020 (7)	780,000	798,236
Commonwealth of Puerto Rico, Infrastructure Financial Authority,
Special Tax Revenue, Series A-BHAC-CR 5.50%, due 07-01-2022	1,385,000	1,542,613
Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
5.00%, due 08-01-2030 (4)	880,000	892,206
Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
5.25%, due 08-01-2023 (2)	1,000,000	1,017,800
Commonwealth of Puerto Rico Public Improvement Revenue Refunding, Unrefunded Balance
5.125%, due 07-01-2030 (4)	1,215,000	1,230,965
5.25%, due 07-01-2027 (4)	755,000	770,326
Commonwealth of Puerto Rico Public Improvement Revenue Refunding
5.125%, prerefunded 07-01-2011 at 100 (4)	1,285,000	1,381,426
5.25%, prerefunded 07-01-2011 at 100 (4)	1,235,000	1,332,318

SOUTH CAROLINA – 0.1%
Marion, South Carolina, New Public Housing Authority,
4.875%, due 09-01-2010 (10)	200,000	210,828

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
TENNESSEE – 0.1%
Nashville, Tennessee, New Public Housing Authority,
5.00%, due 08-01-2010 (10)	$190,000	$200,440
TEXAS – 0.2%
Waco, Texas, New Public Housing Authority,
4.875%, due 12-01-2009 (10)	340,000	354,130

VIRGIN ISLANDS – 5.7%
Virgin Islands, Public Finance Authority Gross Tax Receipts Revenue,
5.00%, due 10-01-2027 (11)	2,000,000	1,944,240
5.00%, due 05-01-2024 (11)	2,500,000	2,472,325
5.00%, due 10-01-2023 (11)	1,000,000	992,530
5.00%, due 10-01-2021 (11)	2,000,000	2,006,720
Virgin Islands Water and Power Authority Revenue Bonds, Water System Revenue Refunding,
5.25%, due 07-01-2012 (7)	255,000	263,331
Virgin Islands Water and Power Authority Revenue Bonds, Electric System Revenue,
5.00%, due 07-01-2010 (1)	470,000	489,961
5.00%, due 07-01-2009 (1)	1,500,000	1,539,465

WISCONSIN – 73.3%
Appleton, Wisconsin, Redevelopment Authority Fox Cities Performing Arts Project,
4.85%, due 09-01-2019 (LOC: Associated Bank, N.A.)	435,000	443,522
4.75%, due 09-01-2017 (LOC: Associated Bank, N.A.)	360,000	369,882

Ashwaubenon, Wisconsin, Community Development Authority Lease Revenue, Arena Project, Series A, 5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,427,910
5.70%, prerefunded 06-01-2009 at 100	410,000	426,900
5.20%, prerefunded 06-01-2009 at 100	200,000	207,186

Ashwaubenon, Wisconsin, Community Development Authority Revenue Refunding,
Arena Project,5.00%, due 06-01-2023	925,000	951,362
5.20%, due 06-01-2022	500,000	521,180
5.05%, due 06-01-2019	1,030,000	1,074,177
4.70%, due 06-01-2015	500,000	521,420

Village of Blue Mounds, Wisconsin (Dane County), Community Development Lease Revenue,
4.75%, due 04-01-2023	250,000	253,777

Burlington, Wisconsin Racine and Walworth Counties, Community Development
Lease Revenue Refunding, Series 2005, 4.10%, due 04-01-2017	750,000	754,012
4.00%, due 04-01-2016	200,000	201,556

Butler, Wisconsin Community Development Authority Lease Revenue Refunding,
4.125%, due 09-01-2019	275,000	276,237

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
5.10%, prerefunded 06-01-2009 at 100	$2,430,000	$2,513,422

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
dated 08-01-1999, 5.125%, due 06-01-2019	1,595,000	1,650,187
4.70%, due 06-01-2009	150,000	153,789

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
unrefunded balance, 5.00%, due 06-01-2014	170,000	173,286

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
dated 12-01-2002, 4.00%, due 06-01-2012	100,000	102,722

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
dated 11-01-2003, 3.65%, due 06-01-2013	200,000	202,214
3.30%, due 06-01-2011	175,000	176,323
3.00%, due 06-01-2010	125,000	125,649

Cudahy, Wisconsin, Community Development Authority Lease Revenue Refunding,
Series 2005, 3.25%, due 06-01-2011	250,000	252,195
3.00%, due 06-01-2010	250,000	251,297

Cudahy, Wisconsin, Community Development Authority Lease Revenue Refunding,
Series 2006, 4.25%, due 06-01-2017	500,000	513,750

Eau Claire, Wisconsin, Housing Authority Housing Revenue Refunding, London Hill
Townhouses Project, Series A, 6.25%, due 05-01-2015	510,000	510,010

Fontana-on-Geneva Lake, Wisconsin (Walworth County) Redevelopment Lease Revenue
Series 2005, 4.375%, due 06-01-2022	500,000	490,965
4.20%, due 06-01-2018	100,000	100,050

Glendale, Wisconsin, Community Development Authority Lease Revenue, Tax Increment
District No. 7, Series A, 5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,311,516

Glendale, Wisconsin, Community Development Authority Lease Revenue,
Tax Increment District No. 7,4.875%, due 09-01-2019	1,000,000	1,018,190
4.75%, due 09-01-2017	1,250,000	1,277,662

Glendale, Wisconsin, Community Development Authority Lease Revenue Refunding,
Tax Increment District No. 7, 4.50%, due 09-01-2018	2,000,000	2,026,540
4.35%, due 09-01-2016	1,000,000	1,018,090

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Glendale, Wisconsin Community Development Authority Lease Revenue,
Series 2004A, (Bayshore Public Parking Facility), 5.00%, due 10-01-2024	$1,500,000	$1,546,320

Glendale, Wisconsin Community Development Authority Lease Revenue,
Series 2005A, (Bayshore Public Parking Facility), 4.75%, due 10-01-2027	1,000,000	996,190

Grant County, Wisconsin, Housing Authority Revenue Refunding, Orchard Manor Project,
5.35%, due 07-01-2026	1,000,000	1,000,130
5.25%, due 07-01-2018	500,000	500,145

Green Bay/Brown County Professional Football Stadium District Sales Tax Revenue,
Lambeau Field Renovation Project, 5.00%, due 02-01-2019 (1)	2,500,000	2,562,800
4.90%, due 02-01-2016 (1)	1,015,000	1,047,998
4.85%, due 02-01-2015 (1)	1,020,000	1,055,608

Green Bay, Wisconsin, Housing Authority Housing Revenue Student Housing,
University Village Housing, Series A, 5.125%, due 04-01-2021	75,000	73,711

Green Bay, Wisconsin, Redevelopment Authority Lease Revenue,
Convention Center Project, Series A, 5.10%, due 06-01-2029	1,500,000	1,552,305

Green Bay, Wisconsin Redevelopment Authority Lease Revenue Refunding,
Series 2006 (Convention Center Project), 4.30%, due 06-01-2029	1,000,000	937,930
4.20%, due 06-01-2025	1,000,000	945,550

Green Bay, Wisconsin, Redevelopment Authority Revenue, Bellin Memorial Hospital Project,
Series A, 5.50%, due 02-15-2021	400,000	407,600

Jackson, Wisconsin, Community Development Authority Revenue Refunding,
5.10%, due 12-01-2017	725,000	715,263
4.90%, due 12-01-2013	100,000	99,659
4.35%, due 12-01-2008	100,000	99,762

Johnson Creek, Wisconsin, Community Development Authority, Lease Revenue Bond,
Tax Incremental District # 2, 4.85%, due 12-01-2022	200,000	204,398

Johnson Creek, Wisconsin, Community Development Authority, Lease Revenue Refunding,
Tax Incremental District #3, 4.40%, due 12-01-2022	700,000	688,884

Kenosha, Wisconsin, Housing Authority Multifamily Housing, Revenue GNMA Collateralized,
Villa Ciera Project, Series A, 6.00%, due 11-20-2041 (5)	1,000,000	1,004,720

Little Chute, Wisconsin, Community Development Authority Lease Revenue
Refunding Bonds, Series 2004, 4.35%, due 03-01-2018	200,000	204,220
4.25%, due 03-01-2017	200,000	204,652

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Madison, Wisconsin, Community Development Authority Revenue Quarters, 2nd Mortgage,
5.875%, (variable after 07-01-2011), due 07-01-2016 (6)	$170,000	$170,184

Madison, Wisconsin, Community Development Authority Revenue,
Meriter Retirement Services, Inc. Project, 6.125%, due 12-01-2019	1,500,000	1,500,000

Madison, Wisconsin, Community Development Authority Revenue, Fluno Center Project,
5.00%, due 11-01-2020 (LOC: Northern Trust Company)	3,050,000	3,066,653

Mayville, Wisconsin Community Development Lease Revenue Refunding, Series 2005,
4.15%, due 04-01-2017	175,000	177,744
3.90%, due 04-01-2015	200,000	204,122
3.80%, due 04-01-2014	300,000	307,173
3.65%, due 04-01-2013	175,000	178,465

Medford, Wisconsin, Community Development Lease Revenue Refunding, Series 2004A,
4.60%, due 12-01-2021	245,000	248,599
4.55%, due 12-01-2020	230,000	233,956
4.50%, due 12-01-2019	220,000	224,448

Middleton, Wisconsin, Community Development Authority Lease Revenue, Series A,
4.55%, due 10-01-2018	500,000	510,790
4.35%, due 10-01-2017	1,630,000	1,664,670

Milton, Wisconsin, Community Development Authority, (Rock County), Lease Revenue,
4.60%, due 04-01-2026	360,000	358,682
4.50%, due 04-01-2021	125,000	126,907

Milwaukee, Wisconsin, Redevelopment Authority Development Revenue Refunding,
2430 West Wisconsin Avenue Project,
3.60%, due 03-01-2014 (4)	310,000	312,058
3.50%, due 03-01-2013 (4)	645,000	649,631
3.40%, due 03-01-2012 (4)	480,000	483,706
3.25%, due 03-01-2011 (4)	500,000	503,600
3.00%, due 03-01-2010 (4)	230,000	231,909

Milwaukee, Wisconsin Redevelopment Authority Development Revenue
Refunding Marquette University Project,
4.35%, due 11-01-2018 (8)	500,000	502,425
4.25%, due 11-01-2017 (8)	1,000,000	1,007,310
4.15%, due 11-01-2016 (8)	1,275,000	1,285,914

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
Milwaukee, Wisconsin Redevelopment Authority Lease Revenue Series 2005A,
(Milwaukee Public Schools- Congress, Graig and Fratney),
4.60%, due 08-01-2022	$500,000	$502,720
4.50%, due 08-01-2020	500,000	503,685

Milwaukee, Wisconsin, Redevelopment Authority Revenue Bonds,
Milwaukee Public Schools-Neighborhood Schools Initiative,
4.125%, due 08-01-2018 (1)	2,010,000	2,023,568
4.10%, due 08-01-2017 (1)	1,000,000	1,013,130
4.00%, due 08-01-2016 (1)	1,000,000	1,014,600
3.80%, due 08-01-2014 (1)	1,000,000	1,018,050
3.65%, due 08-01-2013 (1)	2,000,000	2,029,500
3.25%, due 08-01-2011 (1)	500,000	504,430

Milwaukee, Wisconsin, Redevelopment Authority Milwaukee School of Engineering Project,
Series B, 3.50%, due 07-01-2009(LOC: Marshall & Ilsley)	250,000	251,885

Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
Schlitz Park Project, Series A, 5.50%, due 01-01-2017	2,280,000	2,205,353

Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
Schlitz Park Project, Series B, 5.60%, due 01-01-2015	1,655,000	1,636,795

Milwaukee, Wisconsin Redevelopment Authority Revenue Summerfest Project,
4.95%, due 08-01-2020	1,250,000	1,282,987
4.85%, due 08-01-2017	500,000	516,445
4.80%, due 08-01-2016	500,000	516,770
4.70%, due 08-01-2015	500,000	517,110

Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding
YMCA of Metropolitan Milwaukee Inc. Project,
5.10%, due 12-01-2023 (LOC: Marshall & Ilsley)	1,000,000	1,000,350

Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of
Greater Milwaukee Project, Series A, 5.30%, due 06-01-2029(LOC: Marshall & Ilsley)	1,800,000	1,815,642
5.25%, due 06-01-2019(LOC: Marshall & Ilsley)	430,000	436,678

Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of
Greater Milwaukee Project, Series B,
5.20%, due 06-01-2029 (LOC: St. Francis Bank, FSB)	355,000	358,092
5.15%, due 06-01-2019 (LOC: St. Francis Bank, FSB)	200,000	203,454

Muskego Wisconsin Community Development Authority Community Development
Lease Revenue, Series 2003, 4.00%, due 06-01-2018	75,000	73,837
3.90%, due 06-01-2017	110,000	109,167
3.80%, due 06-01-2016	100,000	99,106

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Neenah, Wisconsin Community Development Authority Lease Revenue, Series 2004A,
4.70%, due 12-01-2028	$1,250,000	$1,228,913
5.125%, due 12-01-2023	1,000,000	1,036,910
4.30%, due 12-01-2020	1,000,000	1,005,660

New Berlin Wisconsin Housing Authority Revenue Capital Appreciation,
Apple Glen Project, Series A, Zero %, due 05-01-2010	70,000	66,143
Zero %, due 11-01-2009	65,000	62,456
Zero %, due 05-01-2009	70,000	68,468

North Fond du Lac. Wisconsin Redevelopment Lease Revenue Refunding, Series 2005,
4.35%, due 12-01-2017	325,000	329,599
Oak Creek, Wisconsin Housing Authority Revenue Refunding, Wood Creek Project,
5.625%, due 07-20-2029 (5)	2,205,000	2,205,309
5.50%, due 07-20-2019 (5)	1,000,000	1,000,520
Oak Creek, Wisconsin Housing Authority Revenue Capital Appreciation, Wood Creek Project,
Zero %, due 01-20-2014 (5)	60,000	43,041
Zero %, due 07-20-2013 (5)	125,000	93,411
Zero %, due 01-20-2013 (5)	125,000	96,060
Zero %, due 01-20-2012 (5)	65,000	52,591
Zero %, due 07-20-2011 (5)	125,000	104,028
Zero %, due 01-20-2011 (5)	125,000	107,040

Onalaksa, Wisconsin, Community Development Authority Lease Revenue,
4.15%, due 10-01-2016	200,000	204,368
4.00%, due 10-01-2015	100,000	102,292
3.90%, due 10-01-2014	100,000	102,796
3.65%, due 10-01-2012	100,000	102,579

Oostburg, Wisconsin Community Development Authority Lease Revenue,
4.40%, due 05-01-2022	110,000	109,886
4.35%, due 05-01-2021	105,000	105,327

Oshkosh, Wisconsin Housing Authority Revenue, GNMA Collateralized,
VNA Assisted Living Inc. Project, 5.75%, due 09-20-2038 (5)	1,260,000	1,262,003
5.45%, due 09-20-2017 (5)	120,000	120,120

Schofield, Wisconsin Community Development Authority, Redevelopment Lease
Revenue Refunding Bond, Series 2004, 4.60%, due 10-01-2017	100,000	103,129
4.50%, due 10-01-2015	100,000	103,197

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Sheboygan, Wisconsin Housing Authority Multifamily Revenue Refunding,
GNMA Collateralized, Lake Shore Apartments Project, Series A,
5.10%, due 11-20-2026 (5)	$1,000,000	$984,080

Slinger, Wisconsin Redevelopment Authority Lease Revenue Refunding,
4.70%, due 09-01-2012	400,000	400,412

Southeast Wisconsin Professional Baseball Park District League Capital Appreciation
Certificate of Participation, Zero %, due 12-15-2017 (7)	1,000,000	679,560
Zero %, due 12-15-2015 (7)	970,000	729,440

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding,
Series A, 5.50%, due 12-15-2026 (7)	4,010,000	4,427,321
5.50%, due 12-15-2018 (7)	250,000	282,155
5.50%, due 12-15-2011 (7)	525,000	570,712

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue,
Series 2001A, 5.10%, due 12-15-2029 (7)	275,000	295,050

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding,
Junior Lien, Series B, 5.50%, due 12-15-2009 (7)	615,000	640,959

St Francis Wisconsin Community Development Authority Lease Revenue,
4.50%, due 03-01-2024	235,000	233,933
4.35%, due 03-01-2022	300,000	298,137

Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series A,
5.20%, due 10-01-2021	1,000,000	1,013,240

Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series 2006A,
4.50%, due 10-01-2021	500,000	499,980
4.35%, due 10-01-2018	1,100,000	1,106,127

Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue
5.1 Series B-ACA-CBI, 5%, due 10-01-2020	500,000	506,315
5.00%, due 10-01-2017	1,000,000	1,012,030

Sun Prairie, Wisconsin Community Development Authority Lease Revenue, Series 2003,
4.50%, due 08-01-2021	150,000	151,106
4.40%, due 08-01-2020	150,000	151,248

Sun Prairie, Wisconsin Community Development Lease Revenue, Series 2005,
(Tax Incremental District No. 8), 4.35%, due 08-01-2022	975,000	932,256
4.30%, due 08-01-2021	975,000	938,126

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Verona, Wisconsin (Dane County), Community Development Authority Community
Development Lease Revenue, 4.25%, due 12-01-2021	$50,000	$49,238
4.20%, due 12-01-2020	50,000	49,757
4.00%, due 12-01-2018	50,000	49,914
3.90%, due 12-01-2017	100,000	100,047
3.80%, due 12-01-2016	100,000	100,247

Verona, Wisconsin, Community Development Authority, Community Development
Lease Revenue, 2004 Series, 4.85%, due 02-01-2022	200,000	204,000
4.80%, due 02-01-2020	100,000	102,923

Verona, Wisconsin, Community Development Authority, Community Development
Lease Revenue, Series A, 5.50%, due 06-01-2017	445,000	445,089

Verona, Wisconsin Community Development Refunding Lease Revenue, Series 2008A,
3.65%, due 06-01-2017	100,000	99,845

Walworth County, Wisconsin Housing Authority Housing Revenue,
Kiwanis Heritage Senior Apartments Project, 5.70%, due 03-01-2039 (3)	460,000	460,681

Waterford, Wisconsin Community Development Lease Revenue Refunding, Series 2005,
4.65%, due 10-01-2020	750,000	764,535

Watertown, Wisconsin Community Development Authority Redevelopment Lease Revenue,
Series A, 5.00%, due 05-01-2018	750,000	760,545

Watertown, Wisconsin Community Development Authority Revenue Bonds, Series 2006A
4.70%, due 10-01-2025	600,000	610,530

Waukesha, Wisconsin Housing Authority Revenue Refunding,
Oak Hills Terrace Project, Series A, 4.50%, due 12-01-2027	725,000	681,870

Waukesha, Wisconsin Redevelopment Authority Development Revenue,
Avalon Square, Inc. Project, 5.00%, due 06-20-2021 (5)	1,000,000	1,020,310

Waupaca, Wisconsin, Community Development Authority, Community Lease Revenue Bond,
Series A, 4.60%, due 04-01-2017	300,000	312,579
4.50%, due 04-01-2016	100,000	104,314

Waupaca, Wisconsin, Community Development Authority, Lease Revenue, Series 2003A,
4.50%, due 04-01-2017	200,000	204,856
4.40%, due 04-01-2016	200,000	204,598
4.20%, due 04-01-2014	100,000	102,900

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Wauwatosa, Wisconsin Housing Capital Appreciation Revenue Refunding,
Hawthorne Terrace Project, Series A,
Zero %, due 11-01-2010	$100,000	$93,085
Zero %, due 05-01-2010	105,000	99,215
Zero %, due 11-01-2009	100,000	96,086
Zero %, due 05-01-2009	105,000	102,703
Zero %, due 11-01-2008	100,000	98,912
Zero %, due 05-01-2008	105,000	105,000

West Bend, Wisconsin Redevelopment Authority Lease Revenue,
4.65%, due 10-01-2028	250,000	242,613
4.60%, due 10-01-2025	150,000	148,577
4.55%, due 10-01-2024	250,000	248,848
4.50%, due 10-01-2023	250,000	246,710

Weston, Wisconsin Community Development Authority Lease Revenue,
4.45%, due 10-01-2019	500,000	508,875
4.35%, due 10-01-2018	500,000	509,390

Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
4.70%, due 10-01-2021	1,230,000	1,243,505
5.25%, due 10-01-2020	445,000	467,161
4.40%, due 10-01-2018	500,000	504,990
4.25%, due 10-01-2017	200,000	201,780
4.10%, due 10-01-2016	500,000	504,195

Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
4.75%, due 10-01-2023	140,000	140,994
4.75%, due 10-01-2022	130,000	131,425

Weston, Wisconsin Community Development Authority Lease Revenue, Series 2007A,
4.625%, due 10-01-2025	825,000	814,770
4.50%, due 10-01-2021	100,000	99,996

Winnebago County, Wisconsin Housing Authority 1st Mortgage Revenue Refunding,
Section 8 Assisted Housing Project,
5.625%, due 05-01-2010 (6)	135,000	135,343
5.625%, due 05-01-2009 (6)	125,000	125,181
5.625%, due 05-01-2008 (6)	120,000	120,000

Winnebago County, Wisconsin Housing Authority Housing Revenue, Series A,
7.125%, due 03-01-2022	380,000	381,235
6.875%, due 03-01-2012	95,000	95,399

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
LONG-TERM TAX-EXEMPT SECURITIES (Continued)
WISCONSIN (Continued)
Winneconne. Wisconsin Community Development Authority (Winnebago County)
Lease Revenue Bond, 4.20%, due 04-01-2024	$150,000	$141,164
4.40%, due 04-01-2022	335,000	329,513

Wisconsin Center District Capital Appreciation Senior Dedicated Tax Revenue,
Zero %, due 12-15-2026 (7)	2,500,000	951,225

Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
5.25%, due 12-15-2023 (4)	1,085,000	1,191,222

Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue,
5.00%, due 09-01-2024	110,000	111,339
Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue, Series 2006, 5.00%, due 03-01-2022	1,500,000	1,553,910

Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue, Series 2005
4.60%, due 03-01-2025	1,200,000	1,116,552

Wisconsin Dells, Wisconsin Community Development Lease Revenue, Series 2007A,
4.45%, due 03-01-2025	300,000	293,376
4.30%, due 03-01-2022	225,000	220,167

Wisconsin Housing and Economic Development Authority, Housing Revenue, Series 2005E,
4.90%, due 11-01-2035 (9)	1,650,000	1,594,395
4.70%, due 11-01-2025 (9)	275,000	272,410

Wisconsin Housing and Economic Development Authority, Housing Revenue, Series 2006B
4.40%, due 05-01-2037	500,000	436,945
4.30%, due 05-01-2027	1,000,000	892,750

Wisconsin Housing Finance Authority Revenue,
6.10%, prerefunded 12-01-2017 at 100	1,175,000	1,333,425
6.10%, prerefunded 12-01-2017 at 100	1,100,000	1,258,675

Wrightstown, Wisconsin Community Development Authority Revenue,
6.00%, prerefunded 06-01-2008 at 100	300,000	300,876

Total Long-Term Tax-Exempt Securities (Cost $161,108,636)		162,667,301

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

	Principal	Market
Description	Amount	Value
SHORT-TERM TAX-EXEMPT SECURITIES – 2.9%
DEMAND NOTES – 2.2%
Green Bay/Brown City, Wisconsin Professional Football Stadium
District Wisconsin Sales Tax Revenue, (Lambeau Field Renovation Project) Series B,
2.37%, weekly reset, due 02-01-2031 (1)	$555,000	$555,000
2.37%, weekly reset, due 02-01-2030 (1)	110,000	110,000

Madison, Wisconsin Community Development Authority Monticello Apartments,
2.49%, weekly reset, due 04-01-2023 (LOC: Marshall & Ilsley)	180,000	180,000

Milwaukee, Wisconsin Redevelopment Authority Hartlove Place Project, Series 2007
2.49%, weekly reset, due 06-01-2037 (LOC: Citizens Bank)	500,000	500,000

Milwaukee, Wisconsin Redevelopment Authority United Community Center Project

2.49%, weekly reset, due 10-01-2022 (LOC: U.S. Bank, N.A.)	200,000	200,000

Milwaukee, Wisconsin Redevelopment Authority University of Wisconsin, Kenilworth Project
2.44%, weekly reset, due 09-01-2040(LOC: Depfa Bank, PLC)
	870,000	870,000
Milwaukee, Wisconsin Redevelopment Authority University of Wisconsin,
Riverwest Student Housing, 2.67%, weekly reset, due 10-01-2036(LOC: Marshall & Ilsley)	895,000	895,000

Wisconsin Housing and Economic Development Authority Multifamily Housing, Series A
2.67%, weekly reset, due 10-01-2036 (LOC: Depfa Bank, PLC)	145,000	145,000

Wisconsin Housing and Economic Development Authority Multifamily Housing, Series B
2.67%, weekly reset, due 10-01-2036 (LOC: Depfa Bank, PLC)	155,000	155,000

Wisconsin Housing and Economic Development Authority Multifamily Housing,
Pres House Project, 2.44%, weekly reset, due 08-01-2046
(LOC: Associated Bank of Fond du Lac)	110,000	110,000
Total Demand Notes		3,720,000

MONEY MARKET – 0.7%
AIM Tax-Free Investments Co.- Cash Reserve Portfolio, Private Class	1,247,465	1,247,465
Total Short-Term Tax-Exempt Securities (Cost $4,967,465)		4,967,465

TOTAL INVESTMENTS – 99.0% (Cost $166,076,101)		167,634,766
OTHER ASSETS, LESS LIABILITIES – 1.0%		1,698,916
NET ASSETS – 100.0%		$169,333,682

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

LOC: Letter of Credit
Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury Securities or are insured or guaranteed by the indicated municipal bond insurance corporation or federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	CIFG Guaranty
(3)	Federal Housing Administration
(4)	Financial Security Assurance, Inc.
(5)	Government National Mortgage Association
(6)	Housing and Urban Development Section 8
(7)	Municipal Bond Investors Assurance Corporation
(8)	XL Capital Assurance, Inc.
(9)	General Obligation of Authority
(10)	U.S. Government Guarantee Public Housing Administration
(11)	FGIC Corporation

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2008 (Unaudited)

	Large Cap Equity	Equity Income		Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Assets:
Investments:
Cost basis of investments	$8,791,659	$31,561,180		$185,178,490	$285,199,840	$35,731,545	$36,603,050	$37,236,050	$77,685,575	$166,076,101

Investments in unaffiliated securities, at value	$8,554,426	$31,326,516		$247,829,325	$313,669,139	$46,544,966	$38,652,625	$–	$123,918,348	$167,634,766
Investments in affiliated securities, at value	–	–		–	153,401	–	–	39,059,935	–	–
Total investments
(See Schedule of Investments)	8,554,426	31,326,516		247,829,325	313,822,540	46,544,966	38,652,625	39,059,935	123,918,348	167,634,766
Cash	–	–		–	–	–	–	70,769	–	–
Receivables:
Capital shares sold	44,915	195,263		591,942	1,598,710	38,108	49,176	79,202	593,238	170,381
Dividends and interest	10,577	52,464		23,146	27,937	39,641	30,064	–	139,421	2,114,632
Due from advisor	5,915	144		–	–	–	–	8,398	–	–
Investments sold	128,829	136,000		–	4,903,211	440,318	330,019	280,000	–	–
Total receivables	190,236	383,871		615,088	6,529,858	518,067	409,259	367,600	732,659	2,285,013
Other assets	32,361	39,806		42,259	51,832	29,524	29,265	25,834	32,405	15,970
Total assets	$8,777,023	$31,750,193		$248,486,672	$320,404,230	$47,092,557	$39,091,149	$39,524,138	$124,683,412	$169,935,749

Liabilities:
Payables:
Capital shares redeemed	$6,000	$259,594		$673,422	$2,351,063	$277,412	$240,646	$364,943	$760,021	$321,361
Distributions to shareholders	–	–		–	–	–	–	–	–	142,576
Management fees	–	–		137,476	78,162	12,957	9,819	–	32,973	54,913
Administration fees	692	2,609		18,477	24,152	3,845	3,100	3,274	10,037	13,870
Distribution and shareholder
servicing fees	2,359	13,644		69,351	90,788	17,099	12,055	20,266	35,674	40,710
Other accrued expenses	22,172	29,688		66,105	274,745	76,063	64,047	66,400	92,911	28,637
Collateral on securities
loaned at market value	–	–		13,491,250	20,181,216	999,987	948,887	–	1,058,676	–
Investments purchased	–	–		1,830,196	2,787,658	51,626	64,602	–	–	–
Line of Credit	100,079	–		–	–	–	–	–	–	–
Margin Variation	–	–		–	9,450	–	–	–	3,327	–
Total liabilities	131,302	305,535		16,286,277	25,797,234	1,438,989	1,343,156	454,883	1,993,619	602,067
Net Assets:	$8,645,721	$31,444,658		$232,200,395	$294,606,996	$45,653,568	$37,747,993	$39,069,255	$122,689,793	$169,333,682

Net Assets Consist Of:
Capital stock	9,280,811	33,684,861		170,960,390	371,355,563	35,029,555	36,581,271	34,091,835	71,332,914	169,793,401
Accumulated net investment
income(losses)	18,309	(18,921)		(1,116,022)	(776,668)	30,552	179,392	183,675	436,936	(165)
Accumulated net realized
gains (losses) on investments	(416,166)	(1,986,618)		(294,808)	(104,591,449)	(219,960)	(1,062,245)	2,969,860	4,689,673	(2,018,219)
Net unrealized appreciation			0
(depreciation) on investments	(237,233)	(234,664)		62,650,835	28,619,550	10,813,421	2,049,575	1,823,885	46,230,270	1,558,665
Total net assets	$8,645,721	$31,444,658		$232,200,395	$294,606,996	$45,653,568	$37,747,993	$39,069,255	$122,689,793	$169,333,682

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

APRIL 30, 2008 (Unaudited)

Net Asset Value, Offering Price and Redemption Proceeds per Share	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Class A
Net Asset Value	$7,537,885	$20,293,848	$197,571,540	$229,961,510	$17,168,874	$13,850,476	$19,833,163	$106,959,347	$159,576,618
Shares Outstanding	821,904	2,025,442	10,300,346	9,127,020	1,519,314	1,471,733	1,823,877	3,024,788	15,553,072
Redemption and Reinvestment Price	$9.17	$10.02	$19.18	$25.20	$11.30	$9.41	$10.87	$35.36	$10.26
Offering Price	$9.68	$10.58	$20.24	$26.60	$11.93	$9.93	$11.47	$37.32	$10.63

Class B
Net Asset Value		$5,385,275	13,296,706	$31,202,187	$6,842,598	$4,389,185	$11,691,956	$12,040,242	$3,502,129
Shares Outstanding		538,500	744,588	1,338,207	636,634	467,581	1,114,018	346,851	341,702
Offering, Redemption and
Reinvestment Price		$10.00	$17.86	$23.32	$10.75	$9.39	$10.50	$34.71	$10.25

Class C
Net Asset Value	$1,107,836	$5,634,122	$20,214,403	$19,625,562	$8,657,871	$6,301,661	$7,531,943	$3,412,059	$6,254,935
Shares Outstanding	120,940	565,326	1,118,199	826,739	804,763	676,081	717,346	97,755	610,266
Offering, Redemption and
Reinvestment Price	$9.16	$9.97	$18.08	$23.74	$10.76	$9.32	$10.50	$34.90	$10.25

Class F
Net Asset Value				$13,229,090	$12,784,769	$13,048,925
Shares Outstanding				519,397	1,121,556	1,383,368
Offering, Redemption and
Reinvestment Price				$25.47	$11.40	$9.43

Class R
Net Asset Value		$131,413	$1,117,746	$588,647	$199,456	$157,746	$12,193	$278,145
Shares Outstanding		13,116	59,055	23,674	17,863	16,983	1,132	7,923
Offering, Redemption and
Reinvestment Price		$10.02	$18.93	$24.87	$11.17	$9.29	$10.77	$35.10

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF OPERATIONS

	For the Six Months Ended April 30, 2008 (Unaudited)

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Investment income:
Dividends
Unaffiliated securities	$70,578	$655,738	$434,701	$950,703	$429,504	$672,847	$–	$1,583,637	$–
Affiliated securities	–	–	–	–	–	–	449,125	–	–
Interest	1,503	2,407	23,030	22,487	3,780	3,844	–	11,444	3,769,723
Security lending income – net	–	–	81,684	113,101	4,015	4,547	–	3,637	–
Total investment income	72,081	658,145	539,415	1,086,291	437,299	681,238	449,125	1,598,718	3,769,723
Expenses:
Investment advisory fees	24,611	97,187	843,276	505,359	146,590	111,051	22,544	277,646	416,248
Custodian fees	364	3,784	11,967	20,943	4,787	4,188	4,787	8,239	9,351
Transfer agent fees	1,820	33,690	109,500	293,173	59,836	41,791	58,340	119,670	32,385
Accounting fees	8,123	15,316	47,587	52,078	19,807	16,575	17,752	35,965	41,411
Distribution and shareholder servicing fees
Class A	7,087	27,876	236,660	295,483	24,583	17,770	27,738	138,158	196,043
Class B	–	34,083	73,234	202,062	39,472	24,815	70,257	76,973	17,353
Class C	4,466	30,383	98,062	107,909	49,119	35,481	43,832	19,545	31,227
Class R	–	404	4,160	1,932	836	604	74	1,044	–
Audit and tax fees	5,460	14,145	17,110	24,934	11,967	9,972	9,972	14,959	14,959
Legal fees	791	1,138	7,280	14,958	3,241	2,992	3,491	5,984	5,984
Registration	7,361	28,951	21,615	22,146	18,064	17,434	19,618	18,656	4,901
Communication	992	6,233	34,904	49,862	10,969	8,976	13,463	19,945	7,480
Director fees	659	3,622	21,343	39,825	7,906	6,250	6,572	14,955	17,115
Administration fees	3,281	17,671	112,434	157,348	26,652	20,191	22,544	65,107	83,250
License fees	–	7,801	–	96,702	8,190	8,190	–	8,045	–
Deferred organization costs	27,168	–	–	–	–	–	–	–	–
Other expense	5,328	8,749	16,305	27,765	9,458	11,724	5,195	17,128	28,018
Total expenses	97,511	331,033	1,655,437	1,912,479	441,477	338,004	326,179	842,019	905,725
Less advisor reimbursement	(47,982)	(79,675)	–	–	(34,730)	(36,969)	(60,729)	(65,105)	(83,240)
Less broker reimbursement	–	–	–	(49,520)	–	–	–	–	–
Net expenses	49,529	251,358	1,655,437	1,862,959	406,747	301,035	265,450	776,914	822,485
Net investment income (loss)	22,552	406,787	(1,116,022)	(776,668)	30,552	380,203	183,675	821,804	2,947,238
Net realized gains (losses) on investments
Unaffiliated securities	(388,550)	(1,910,761)	(4,918)	(145,465)	1,195,036	(740,270)	–	5,206,036	–
Affiliated securities	–	–	–	–	–	–	835,095	–	–
Capital gain distributions from affiliated
regulated investment companies	–	–	–	–	–	–	2,170,692	–	–
Net unrealized appreciation (depreciation)
on investments	(347,388)	(3,977,999)	(16,319,876)	(50,762,057)	(7,704,032)	(9,512,385)	(11,248,730)	(22,490,783)	(1,467,459)
Net gains (losses) on investments	(735,938)	(5,888,760)	(16,324,794)	(50,907,522)	(6,508,996)	(10,252,655)	(8,242,943)	(17,284,747)	(1,467,459)
Net increase (decrease) in net assets resulting
from operations	$(713,386)	$(5,481,973)	$(17,440,816)	$(51,684,190)	$(6,478,444)	$(9,872,452)	$(8,059,268)	$(16,462,943)	$1,479,779

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the period May 1, 2007 (commencement of operations) through October 31, 2007
		For the Six Months Ended April 30, 2008 (Unaudited)
	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax Exempt
Operations:
Net investment income(loss)	$22,552	$406,787	$(1,116,022)	$(776,668)	$30,552	$380,203	$183,675	$821,804	$2,947,238
Net realized gains (losses) on investments	(388,550)	(1,910,761)	(4,918)	(145,465)	1,195,036	(740,270)	835,095	5,206,036	–
Capital gain distributions from affiliated
regulated investment companies	–	–	–	–	–	–	2,170,692	–	–
Net unrealized appreciation (depreciation)
on investments	(347,388)	(3,977,999)	(16,319,876)	(50,762,057)	(7,704,032)	(9,512,385)	(11,248,730)	(22,490,783)	(1,467,459)
Net increase (decrease) in net assets resulting
from operations	(713,386)	(5,481,973)	(17,440,816)	(51,684,190)	(6,478,444)	(9,872,452)	(8,059,268)	(16,462,943)	1,479,779
Distributions to shareholders:
Net investment income
Class A	(29,981)	(325,297)	–	–	(112,098)	(294,640)	–	(1,522,481)	(2,813,374)
Class B	–	(47,562)	–	–	–	(48,882)	–	(36,488)	(49,444)
Class C	(4,706)	(64,492)	–	–	–	(82,365)	–	(18,331)	(89,014)
Class F	–	–	–	–	(137,886)	(311,239)	–	–	–
Class R	–	(1,985)	–	–	(558)	(2,886)	–	(2,156)	–
Class I	_	_
Net realized gains on investments
Class A	–	(758,066)	(11,149,164)	–	(1,149,219)	(1,346,934)	(1,390,842)	(2,501,460)	–
Class B	–	(245,075)	(977,184)	–	(480,980)	(493,615)	(927,726)	(377,299)	–
Class C	–	(209,995)	(1,222,187)	–	(601,398)	(716,071)	(575,790)	(93,147)	–
Class F	–	–	–	–	(958,908)	(1,211,785)	–	–	–
Class R	–	(3,462)	(77,459)	–	(13,769)	(16,626)	(1,476)	(5,762)	–
Class I	–	–	–	–	–	–	–	–	–
Total distributions	(34,687)	(1,655,934)	(13,425,994)	–	(3,454,816)	(4,525,043)	(2,895,834)	(4,557,124)	(2,951,832)
Capital share transactions:
Proceeds from shares issued	6,447,191	3,295,194	30,625,330	27,134,500	1,829,082	7,651,637	1,642,320	7,327,127	15,354,037
Net asset value of shares issued
in distributions	33,971	1,487,656	12,503,426	–	2,139,049	2,693,134	2,717,175	4,231,446	2,118,476
Cost of shares redeemed	(542,173)	(11,067,114)	(32,554,392)	(62,653,906)	(10,826,583)	(8,477,460)	(10,727,001)	(22,355,071)	(14,768,214)
Net increase (decrease) in net assets from
capital share transactions	5,938,989	(6,284,264)	10,574,364	(35,519,406)	(6,858,452)	1,867,311	(6,367,506)	(10,796,498)	2,704,299

Total increase(decrease) in net assets	5,190,916	(13,422,171)	(20,292,446)	(87,203,596)	(16,791,712)	(12,530,184)	(17,322,608)	(31,816,565)	1,232,246
Net assets:
Balance at beginning of period	3,454,805	44,866,829	252,492,841	381,810,592	62,445,280	50,278,177	56,391,863	154,506,358	168,101,436
Balance at end of period	$8,645,721	$31,444,658	$232,200,395	$294,606,996	$45,653,568	$37,747,993	$39,069,255	$122,689,793	$169,333,682
Accumulated net investment income (loss)
at end of period	$18,309	$(18,921)	$(1,116,022)	$(776,668)	$30,552	$179,392	$183,675	$436,936	$(165)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended October 31, 2007

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Operations:
Net investment income(loss)	$3,883	$936,977	$(2,374,083)	$(2,246,372)	$250,542	$757,813	$(417,026)	$1,576,167	$5,766,417
Net realized gains (losses) on investments	(27,722)	1,393,253	14,242,988	(38,771,935)	3,500,583	3,821,762	2,777,856	2,873,660	76,610
Capital gain distributions from affiliated
regulated investment companies	–	–	–	–	–	–	400,578	–	–
Net unrealized appreciation (depreciation)
on investments	110,155	1,356,128	28,803,625	104,141,157	2,471,540	(6,397,287)	1,834,241	15,770,385	(2,219,504)
Net increase (decrease) in net assets resulting
from operations	86,316	3,686,358	40,672,530	63,122,850	6,222,665	(1,817,712)	4,595,649	20,220,212	3,623,523

Distributions to shareholders:
Net investment income
Class A	–	(707,332)	–	–	–	(286,654)	–	(1,449,228)	(5,511,153)
Class B	–	(198,535)	–	–	–	(42,434)	–	(147,664)	(102,651)
Class C	–	(156,662)	–	–	–	(53,585)	–	(20,102)	(163,885))
Class F	–	–	–	–	–	(352,644	–	–	–
Class R	–	(2,252)	–	–	–	(1,854)	–	(2,627)	–
Net realized gains on investments
Class A	–	(410,826)	(755,835)	–	–	(388,854)	(267,347)	(179,551)	–
Class B	–	(168,400)	(97,581)	–	–	(153,761)	(180,786)	(48,279)	–
Class C	–	(118,563)	(80,992)	–	–	(182,679)	(116,690)	(8,753)	–
Class F	–	–	-	–	–	(400,578)	-	–	–
Class R	–	(1,196)	(4,635)	–	–	(2,748)	(267)	(430)	–
Total distributions	–	(1,763,766)	(939,043)	–	–	(1,865,791)	(565,090)	(1,856,634)	(5,777,689)
Capital share transactions:
Proceeds from shares issued	3,400,210	21,365,662	67,528,541	50,519,453	4,194,802	3,210,703	5,442,186	22,895,248	23,131,733
Net asset value of shares issued in distributions	–	1,552,854	878,429	–	–	1,017,100	530,192	1,694,873	4,223,322
Cost of shares redeemed	(31,721)	(11,420,192)	(83,800,379)	(131,704,444)	(20,707,938)	(20,056,692)	(24,312,443)	(35,803,648)	(19,369,032)
Net increase (decrease) in net assets from
capital share transactions	3,368,489	11,498,324	(15,393,409)	(81,184,991)	(16,513,136)	(15,828,889)	(18,340,065)	(11,213,5270)	7,986,023
Total increase (decrease) in net assets	3,454,805	13,420,916	24,340,078	(18,062,141)	(10,290,471)	(19,512,392)	(14,309,506)	7,150,051	5,831,857
Net assets:
Balance at beginning of period	–	31,445,913	228,152,763	399,872,733	72,735,751	69,790,569	70,701,369	147,356,307	162,269,579

Balance at end of period	$3,454,805	$44,866,829	$252,492,841	$381,810,592	$62,445,280	$50,278,177	$56,391,863	$154,506,358	$168,101,436

Accumulated net investment income at end of period	$30,444	$13,628	$–	$–	$250,542	$539,201	$–	$1,194,588	$4,429

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

			Net Realized		Dividends	Distributions from	Distributions
	Net Asset Value,	Net	and Unrealized	Total from	from Net	Net Realized	in Excess of
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains	Net Realized
	of Period	Income (loss)	on Investments	Operations	Income	on Investments	Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$10.40	.02	(1.14)	(1.12)	(.11)	—	—
For the period from May 1, 2007 (commencement
of operations) through October 31, 2007	$10.00	.02	.38	.40	—	—	—

Class C Shares
For the six months ended April 30, 2008(Unaudited)	$10.37	.01	(1.17)	(1.16)	(.05)	—	—
For the period from May 7, 2007 (commencement
of operations) through October 31, 2007	$10.16	(.01)	.22	.21	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

					Ratio of		Ratio of Net
				Ratio of	Net Investment	Ratio of	Investment Income
	Net Asset		Net Assets,	Net Expenses	Income (Loss)	Expenses (prior to	(Loss) (prior to
Total	Value, End		End of Period	to Average	to Average	reimbursements) to	reimbursements) to	Portfolio
Distributions	of Period	Total Return(a)	(000s)	Net Assets(d)	Net Assets(d)	Average Net Assets	Average Net Assets	Turnover Rate

(.11)	$9.17	(10.87)% (c)	$7,538	1.41%(b)	.77%(b)	2.82%(b)	(0.65)% (b)	29.32%(c)

—	$10.40	4.00%(c)	$2,637	1.40%(b)	.55%(b)	5.64%(b)	(3.69)% (b)	28.82%(c)

(.05)	$9.16	(11.18)% (c)	$1,108	2.14%(b)	.12% (b)	3.85%(b)	(1.57)% (b)	29.32%(c)

—	$10.37	2.07%(c)	$ 818	2.12%(b)	(.32)% (b)	6.25%(b)	(4.45)% (b)	28.82%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND*

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

			Net Realized		Dividends	Distributions from	Distributions
	Net Asset Value,	Net	and Unrealized	Total from	from Net	Net Realized	in Excess of
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains	Net Realized
	of Period	Income	on Investments	Operations	Income	on Investments	Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$12.01	.14	(1.63)	(1.49)	(.15)	(.35)	—
For the year ended October 31, 2007	$11.43	.29	.85	1.14	(.26)	(.30)	—
For the year ended October 31, 2006	$9.77	.29	1.70	1.99	(.27)	(.06)	—
For the period from April 1, 2005 (commencement
of operations) through October 31, 2005	$10.00	.16	(.32)	(.16)	(.07)	—	—

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$11.95	.10	(1.63)	(1.53)	(.07)	(.35)	—
For the year ended October 31, 2007	$11.38	.22	.83	1.05	(.20)	(.28)	—
For the year ended October 31, 2006	$9.74	.22	1.69	1.91	(.21)	(.06)	—
For the period from April 1, 2005 (commencement
of operations) through October 31, 2005	$10.00	.10	(.31)	(.21)	(.05)	—	—

Class C Shares
For the six months ended April 30, 2008(Unaudited)	$11.95	.09	(1.61)	(1.52)	(.11)	(.35)	—
For the year ended October 31, 2007	$11.40	.22	.82	1.04	(.21)	(.28)	—
For the year ended October 31, 2006	$9.74	.21	1.71	1.92	(.20)	(.06)	—
For the period from April 4, 2005 (commencement
of operations) through October 31, 2005	$9.89	.11	(.21)	(.10)	(.05)	—	—

Class R Shares
For the six months ended April 30, 2008 (Unaudited)	$12.08	.14	(1.66)	(1.52)	(.19)	(.35)	—
For the year ended October 31, 2007	$11.55	.26	.83	1.09	(.26)	(.30)	—
For the year ended October 31, 2006	$9.86	.18	1.78	1.96	(.21)	(.06)	—
For the period from September 27, 2005(commencement
of operations) through October 31, 2005	$10.19	.03	(.33)	(.30)	(.03)	—	—

* Formerly known as Dow Jones Equity Income 100 Plus Fund

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Amount is less than .005%

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

					Ratio of		Ratio of Net
				Ratio of	Net Investment	Ratio of	Investment Income
	Net Asset		Net Assets,	Net Expenses	Income (Loss)	Expenses (prior to	(Loss) (prior to
Total	Value, End		End of Period	to Average	to Average	reimbursements) to	reimbursements) to	Portfolio
Distributions	of Period	Total Return(a)	(000s)	Net Assets(d)	Net Assets(d)	Average Net Assets	Average Net Assets	Turnover Rate

(.50)	$10.02	(12.61)%(c)	$20,294	1.15%(b)	2.57%(b)	1.60%(b)	2.12%(b)	35.47%(c)
(.56)	$12.01	10.23%	$28,991	1.15%	2.51%	1.42%	2.24%	84.74%
(.33)	$11.43	20.75%	$18,437	1.15%	2.83%	1.74%	2.24%	37.84%

(.07)	$ 9.77	(1.58)%(c)	$8,041	1.15%(b)	2.51%(b)	2.71%(b)	.95%(b)	44.21%(c)

(.42)	$10.00	(12.99)%(c)	$5,385	1.90%(b)	1.85%(b)	2.35%(b)	1.40%(b)	35.47%(c)
(.48)	$11.95	9.41%	$8,590	1.90%	1.87%	2.16%	1.61%	84.74%
(.27)	$11.38	19.91%	$7,613	1.90%	2.05%	2.48%	1.47%	37.84%

(.05)	$ 9.74	(2.09)%(c)	$2,969	1.90%(b)	1.75%(b)	3.47%(b)	.18%(b)	44.21%(c)

(.46)	$ 9.97	(12.96)%(c)	$5,634	1.90%(b)	1.79%(b)	2.35%(b)	1.34%(b)	35.47%(c)
(.49)	$11.95	9.39%	$7,171	1.90%	1.81%	2.16%	1.55%	84.74%
(.26)	$11.40	19.96%	$5,338	1.90%	2.02%	2.45%	1.47%	37.84%

(.05)	$ 9.74	(1.00)%(c)	$1,466	1.89%(b)	1.77%(b)	3.47%(b)	.19%(b)	44.21%(c)

(.54)	$10.02	(12.84)%(c)	$131	1.64%(b)	1.96%(b)	2.09%(b)	1.51%(b)	35.47%(c)
(.56)	$12.08	9.69%	$115	1.63%	1.87%	1.91%	1.59%	84.74%
(.27)	$11.55	20.14%	$59	1.61%	1.55%	1.97%	1.19%	37.84%

(.03)	$ 9.86	(2.92)%(c)	$0	.00%(b)(e)	.00%(b)(e)	.00%(b)(e)	.00%(b)(e)	44.21%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$21.80	(.08)	(1.38)	(1.46)	—	(1.16)	—
For the year ended October 31, 2007	$18.37	(.18)	3.68	3.50	—	(.07)	—
For the year ended October 31, 2006	$16.57	(.11)	1.91	1.80	—	—	—
For the year ended October 31, 2005	$14.06	(.12)	2.63	2.51	—	—	—
For the year ended October 31, 2004	$12.65	(.12)	1.53	1.41	—	—	—
For the year ended October 31, 2003	$10.60	(.11)	2.16	2.05	—	—	—

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$20.45	(.16)	(1.27)	(1.43)	—	(1.16)	—
For the year ended October 31, 2007	$17.37	(.38)	3.53	3.15	—	(.07)	—
For the year ended October 31, 2006	$15.79	(.28)	1.86	1.58	—	—	—
For the year ended October 31, 2005	$13.49	(.24)	2.54	2.30	—	—	—
For the year ended October 31, 2004	$12.23	(.23)	1.49	1.26	—	—	—
For the year ended October 31, 2003	$10.33	(.20)	2.10	1.90	—	—	—

Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$20.69	(.14)	(1.31)	(1.45)	—	(1.16)	—
For the year ended October 31, 2007	$17.57	(.31)	3.50	3.19	—	(.07)	—
For the year ended October 31, 2006	$15.97	(.23)	1.83	1.60	—	—	—
For the year ended October 31, 2005	$13.65	(.20)	2.52	2.32	—	—	—
For the year ended October 31, 2004	$12.37	(.23)	1.51	1.28	—	—	—
For the year ended October 31, 2003	$10.45	(.18)	2.10	1.92	—	—	—

Class R Shares
For the six months ended April 30, 2008 (Unaudited)	$21.58	(.13)	(1.36)	(1.49)	—	(1.16)	—
For the year ended October 31, 2007	$18.27	(.26)	3.64	3.38	—	(.07)	—
For the year ended October 31, 2006	$16.57	(.15)	1.85	1.70	—	—	—
For the period from September 21, 2005 (commencement
of operations) through October 31, 2005	$16.03	(.02)	.56	.54	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(1.16)	$19.18	(6.85)%(c)	$197,572	1.36%(b)	(.87)%(b)	1.36%(b)	(.87)%(b)	10.87%(c)
(.07)	$21.80	19.11%	$211,653	1.37%	(.90)%	1.37%	(.90)%	36.42%
—	$18.37	10.86%	$184,239	1.36%	(.76)%	1.36%	(.76)%	21.93%
—	$16.57	17.85%	$100,553	1.40%	(.98)%	1.40%	(.98)%	19.67%
—	$14.06	11.15%	$50,825	1.54%	(1.16)%	1.54%	(1.16)%	26.31%
—	$12.65	19.34%	$33,805	1.57%	(1.19)%	1.57%	(1.19)%	30.07%

(1.16)	$17.86	(7.17)%(c)	$13,297	2.11%(b)	(1.61)%(b)	2.11%(b)	(1.61)%(b)	10.87%(c)
(.07)	$20.45	18.19%	$17,627	2.11%	(1.65)%	2.11%	(1.65)%	36.42%
—	$17.37	10.01%	$23,823	2.11%	(1.49)%	2.11%	(1.49)%	21.93%
—	$15.79	17.05%	$22,947	2.15%	(1.73)%	2.15%	(1.73)%	19.67%
—	$13.49	10.30%	$16,810	2.30%	(1.91)%	2.30%	(1.91)%	26.31%
—	$12.23	18.39%	$14,253	2.33%	(1.94)%	2.33%	(1.94)%	30.07%

(1.16)	$18.08	(7.19)%(c)	$20,214	2.11%(b)	(1.62)%(b)	2.11%(b)	(1.62)%(b)	10.87%(c)
(.07)	$20.69	18.21%	$21,790	2.12%	(1.65)%	2.12%	(1.65)%	36.42%
—	$17.57	10.02%	$18,953	2.11%	(1.50)%	2.11%	(1.50)%	21.93%
—	$15.97	17.00%	$11,395	2.15%	(1.73)%	2.15%	(1.73)%	19.67%
—	$13.65	10.35%	$5,920	2.30%	(1.91)%	2.30%	(1.91)%	26.31%
—	$12.37	18.37%	$4,578	2.33%	(1.94)%	2.33%	(1.94)%	30.07%

(1.16)	$18.93	(7.03)%	$1,118	1.83%(b)	(1.34)%(b)	1.83%(b)	(1.34)%(b)	10.87%(c)
(.07)	$21.58	18.50%	$1,423	1.86%	(1.39)%	1.86%	(1.39)%	36.42%
—	$18.27	10.26%	$1,137	1.86%	(1.26)%	1.86%	(1.26)%	21.93%

—	$16.57	3.37%(c)	$413	1.88%(b)	(1.58)%(b)	1.88%(b)	(1.59)%(b)	19.67%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$29.13	(.05)	(3.88)	(3.93)	—	—	—
For the year ended October 31, 2007	$24.67	(.12)	4.58	4.46	—	—	—
For the year ended October 31, 2006	$23.10	(.12)	1.69	1.57	—	—	—
For the year ended October 31, 2005	$20.73	(.11)	2.48	2.37	—	—	—
For the year ended October 31, 2004	$19.50	(.14)	1.37	1.23	—	—	—
For the year ended October 31, 2003	$13.31	(.12)	6.31	6.19	—	—	—

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$27.06	(.17)	(3.57)	(3.74)	—	—	—
For the year ended October 31, 2007	$23.09	(.37)	4.34	3.97	—	—	—
For the year ended October 31, 2006	$21.78	(.31)	1.62	1.31	—	—	—
For the year ended October 31, 2005	$19.69	(.28)	2.37	2.09	—	—	—
For the year ended October 31, 2004	$18.66	(.30)	1.33	1.03	—	—	—
For the year ended October 31, 2003	$12.83	(.23)	6.06	5.83	—	—	—

Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$27.55	(.14)	(3.67)	(3.81)	—	—	—
For the year ended October 31, 2007	$23.51	(.32)	4.36	4.04	—	—	—
For the year ended October 31, 2006	$22.17	(.31)	1.65	1.34	—	—	—
For the year ended October 31, 2005	$20.05	(.28)	2.40	2.12	—	—	—
For the year ended October 31, 2004	$19.00	(.27)	1.32	1.05	—	—	—
For the year ended October 31, 2003	$13.07	(.19)	6.12	5.93	—	—	—

Class F Shares
For the six months ended April 30, 2008 (Unaudited)	$29.41	(.02)	(3.92)	(3.94)	—	—	—
For the year ended October 31, 2007	$24.84	(.05)	4.62	4.57	—	—	—
For the year ended October 31, 2006	$23.20	(.05)	1.69	1.64	—	—	—
For the year ended October 31, 2005	$20.77	(.05)	2.48	2.43	—	—	—
For the period from December 10, 2003 (commencement
of operations) through October 31, 2004	$19.29	(.05)	1.53	1.48	—	—	—

Class R Shares
For the six months ended April 30, 2008 (Unaudited)	$28.81	(.09)	(3.86)	(3.95)	—	—	—
For the year ended October 31, 2007	$24.52	(.22)	4.51	4.29	—	—	—
For the year ended October 31, 2006	$23.07	(.14)	1.59	1.45	—	—	—
For the period from August 1, 2005 (commencement
of operations) through October 31, 2005	$23.34	(.04)	(.23)	(.27)	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Does not reflect vendor reimbursement of 0.02%
(f) Does not reflect vendor reimbursement of 0.03%

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

—	$25.20	(13.49)%	$229,962	1.08%(b)(f)	(.36)%(f)	1.08%(b)(f)	(.36)%(b)(f)	7.36%(c)
—	$29.13	18.08%	$279,501	.99%(f)	(.45)%(f)	.99%	(.45)%	13.84%
—	$24.67	6.80%	$275,177	.99%(e)	(.47)%(e)	.99%	(.47)%	11.12%
—	$23.10	11.43%	$289,674	1.02%(e)	(.48)%(e)	1.02%	(.48)%	16.50%
—	$20.73	6.31%	$283,001	1.08%(e)	(.70)%(e)	1.08%	(.70)%	11.45%
—	$19.50	46.51%	$261,929	1.18%(e)	(.83)%(e)	1.18%	(.83)%	12.19%

—	$23.32	(13.82)%	$31,202	1.83%(b)(f)	(1.09)%(b)(f)	1.83%(b)(f)	(1.09)%(b)(f)	7.36%(c)
—	$27.06	17.19%	$54,103	1.74%(f)	(1.20)%(f)	1.74%	(1.20)%	13.84%
—	$23.09	6.01%	$74,106	1.74%(e)	(1.22)% (e)	1.74%	(1.22)%	11.12%
—	$21.78	10.61%	$87,420	1.77%(e)	(1.23)% (e)	1.77%	(1.23)%	16.50%
—	$19.69	5.52%	$96,919	1.82%(e)	(1.45)% (e)	1.82%	(1.45)%	11.45%
—	$18.66	45.44%	$102,870	1.93%(e)	(1.57)% (e)	1.93%	(1.57)%	12.19%

—	$23.74	(13.83)%	$19,626	1.83%(b)(f)	(1.10)%(b)(f)	1.83%(b)(f)	(1.10)%(b)(f)	7.36%(c)
—	$27.55	17.18%	$26,946	1.74%(f)	(1.20)%(f)	1.74%	(1.20)%	13.84%
—	$23.51	6.04%	$27,514	1.74%(e)	(1.22)% (e)	1.74%	(1.22)%	11.12%
—	$22.17	10.57%	$33,503	1.77%(e)	(1.24)% (e)	1.77%	(1.24)%	16.50%
—	$20.05	5.53%	$28,637	1.82%(e)	(1.45)% (e)	1.82%	(1.45)%	11.45%
—	$19.00	45.37%	$22,120	1.92%(e)	(1.57)% (e)	1.92%	(1.57)%	12.19%

—	$25.47	(13.40)%	$13,229	.83%(b)(f)	(.10)%(b)(f)	.83%(b)(f)	(.10)%(b)(f)	7.36%(c)
—	$29.41	18.40%	$20,633	.74%(f)	(.20)%(f)	.74%	(.20)%	13.84%
—	$24.84	7.07%	$22,592	.74%(e)	(.22)% (e)	.74%	(.22)%	11.12%
—	$23.20	11.70%	$22,604	.77%(e)	(.26)% (e)	.77%	(.26)%	16.50%

—	$20.77	7.67%(c)	$14,276	.85%(e)	(.48)% (e)	.85%(b)	(.48)% (b)	11.45%(b)

—	$24.86	(13.68)%	$589	1.52%(b)(f)	(.79)%(b)(f)	1.52%(b)(f)	(.79)%(b)(f)	7.36%(c)
—	$28.81	17.50%	$628	1.48%(f)	(.95)%(f)	1.48%	(.95)%	13.84%
—	$24.52	6.29%	$484	1.48%(e)	(.96)%(e)	1.48%	(.96)%	11.12%

—	$23.07	(1.16)%(c)	$26	1.35%(b)	(1.08)%(b)(e)	1.40%(b)	(1.13)%(b)	16.50%(b)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$13.54	.02	(1.47)	(1.45)	(0.07)	(0.72)	—
For the year ended October 31, 2007	$12.34	.08	1.12	1.20	—	––	—
For the year ended October 31, 2006	$11.42	.01	1.04	1.05	—	(.13)	—
For the year ended October 31, 2005	$10.11	(.01)	1.36	1.35	—	(.04)	—
For the year ended October 31, 2004	$ 9.65	(.02)	.48	.46	—	—	—
For the year ended October 31, 2003	$8.35	(.01)	1.36	1.35	—	(.04)	(.01)

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$12.89	(.03)	(1.39)	(1.42)	—	(0.72)	—
For the year ended October 31, 2007	$11.84	(.03)	1.08	1.05	—	––	—
For the year ended October 31, 2006	$11.04	(.09)	1.02	.93	—	(.13)	—
For the year ended October 31, 2005	$9.85	(.10)	1.33	1.23	—	(.04)	—
For the year ended October 31, 2004	$9.47	(.10)	.48	.38	—	—	—
For the year ended October 31, 2003	$8.26	(.07)	1.33	1.26	—	(.04)	(.01)

Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$12.90	(.03)	(1.39)	(1.42)	—	(0.72)	—
For the year ended October 31, 2007	$11.85	(.03)	1.08	1.05	—	––	—
For the year ended October 31, 2006	$11.05	(.08)	1.01	.93	—	(.13)	—
For the year ended October 31, 2005	$9.86	(.09)	1.32	1.23	—	(.04)	—
For the year ended October 31, 2004	$9.48	(.09)	.47	.38	—	—	—
For the year ended October 31, 2003	$8.27	(.06)	1.32	1.26	—	(.04)	(.01)

Class F Shares
For the six months ended April 30, 2008 (Unaudited)	$13.67	.05	(1.50)	(1.45)	(0.10)	(0.72)	—
For the year ended October 31, 2007	$12.43	.12	1.12	1.24	—	––	—
For the year ended October 31, 2006	$11.47	.04	1.05	1.09	—	(.13)	—
For the year ended October 31, 2005	$10.13	.01	1.37	1.38	—	(.04)	—
For the period from December 10, 2003 (commencement
of operations) through October 31, 2004	$9.91	—	.22	.22	—	—	—

Class R Shares
For the six months ended April 30, 2008 (Unaudited)	$13.37	(.02)(e)	(1.43)	(1.45)	(0.03)	(0.72)	—
For the year ended October 31, 2007	$12.25	— (e)	1.12	1.12	—	––	—
For the year ended October 31, 2006	$11.39	(.03)	.89	.86	—	(.00) (e)	—
For the period from September 27, 2005 (commencement
of operations) through October 31, 2005	$11.65	(.00)	(.26)	(.26)	—	(.00)	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Amount is less than (.005)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets		Portfolio Turnover Rate

(0.79)	$11.30	(11.34)%(c)	$17,169	1.35%(b)	.29%(b)	1.48%(b)	.16	%(b)	16.23	%(c)
––	$13.54	9.72%	$22,770	1.33%	.53%	1.34%	.52%		20.70%
(.13)	$12.34	9.22%	$26,850	1.34%	.07%	1.35%	.05%		21.00%
(.04)	$11.42	13.34%	$29,797	1.34%	(.11)%	1.38%	(.15)%		31.49%
––	$10.11	4.77%	$27,415	1.32%	(.23)%	1.49%	(.40)%		28.31%
(.05)	$9.65	16.28%	$20,606	1.22%	(.11)%	1.75%	(.64)%		28.02%

(0.72)	$10.75	(11.63)%(c)	$6,843	2.10%(b)	(.46)%(b)	2.23%(b)	(.59	)%(b)	16.23	%(c)
––	$12.89	8.87%	$8,903	2.08%	(.22)%	2.09%	(.23)%		20.70%
(.13)	$11.84	8.45%	$11,049	2.09%	(.68)%	2.11%	(.70)%		21.00%
(.04)	$11.04	12.47%	$12,733	2.09%	(.85)%	2.13%	(.89)%		31.49%
––	$9.85	4.01%	$12,805	2.07%	(.98)%	2.24%	(1.15)%		28.31%
(.05)	$9.47	15.37%	$11,498	1.97%	(.84)%	2.51%	(1.38)%		28.02%

(0.72)	$10.76	(11.62)%(c)	$8,658	2.10%(b)	(.46)%(b)	2.23%(b)	(.59	)%(b)	16.23	%(c)
––	$12.90	8.86%	$11,132	2.08%	(.24)%	2.09%	(.25)%		20.70%
(.13)	$11.85	8.44%	$11,471	2.09%	(.69)%	2.11%	(.71)%		21.00%
(.04)	$11.05	12.46%	$11,449	2.09%	(.86)%	2.12%	(.89)%		31.49%
––	$9.86	4.01%	$9,964	2.07%	(.98)%	2.24%	(1.15)%		28.31%
(.05)	$9.48	15.35%	$8,043	1.97%	(.86)%	2.50%	(1.39)%		28.02%

(0.82)	$11.40	(11.23)%(c)	$12,785	1.10%(b)	.55%(b)	1.23%(b)	.42	%(b)	16.23	%(c)
––	$13.67	9.98%	$19,387	1.08%	.78%	1.09%	.77%		20.70%
(.13)	$12.43	9.53%	$23,198	1.09%	.31%	1.11%	.29%		21.00%
(.04)	$11.47	13.61%	$22,743	1.09%	.13%	1.12%	.10%		31.49%

––	$10.13	2.22%(c)	$13,566	1.09%(b)	(.09)%(b)	1.24%(b)	(.24	)%(b)	28.31	%(b)

(0.75)	$11.17	(11.47)%(c)	$199	1.85%(b)	(.22)%(b)	1.94%(b)	(.31	)%(b)	16.23	%(c)
––	$13.37	9.14%	$253	1.79%	(.03)%	1.80%	(.03)%		20.70%
(.00)	$12.25	8.72%	$168	1.81%	(.62)%	1.87%	(.68)%		21.00%

(.00)	$11.39	(2.23)%(c)	$7	1.72%(b)	(.86)%(b)	1.72%(b)	(.86	)%(b)	31.49	%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$13.18	.11	(2.61)	(2.50)	(.23)	(1.04)	—
For the year ended October 31, 2007	$14.11	.22	(.75)	(.53)	(.17)	(.23)	—
For the year ended October 31, 2006	$12.15	.17	2.02	2.19	(.16)	(.07)	—
For the year ended October 31, 2005	$11.34	.17	.76	.93	(.09)	(.03)	—
For the year ended October 31, 2004	$10.64	.13	.66	.79	(.09)	—	—
For the year ended October 31, 2003	$8.78	.10	1.87	1.97	(.11)	—	—

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$13.05	.07	(2.59)	(2.52)	(.10)	(1.04)	—
For the year ended October 31, 2007	$13.98	.11	(.75)	(.64)	(.06)	(.23)	—
For the year ended October 31, 2006	$12.03	.08	2.00	2.08	(.06)	(.07)	—
For the year ended October 31, 2005	$11.25	.07	.76	.83	(.02)	(.03)	—
For the year ended October 31, 2004	$10.58	.05	.65	.70	(.03)	—	—
For the year ended October 31, 2003	$8.74	.04	1.85	1.89	(.05)	—	—

Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$12.99	.07	(2.58)	(2.51)	(.12)	(1.04)	—
For the year ended October 31, 2007	$13.91	.08	(.70)	(.62)	(.07)	(.23)	—
For the year ended October 31, 2006	$11.99	.07	1.99	2.06	(.07)	(.07)	—
For the year ended October 31, 2005	$11.22	.06	.77	.83	(.03)	(.03)	—
For the year ended October 31, 2004	$10.55	.05	.66	.71	(.04)	—	—
For the year ended October 31, 2003	$8.72	.04	1.84	1.88	(.05)	—	—

Class F Shares
For the six months ended April 30, 2008 (Unaudited)	$13.24	.14	(2.64)	(2.50)	(.27)	(1.04)	—
For the year ended October 31, 2007	$14.17	.24	(.73)	(.49)	(.21)	(.23)	—
For the year ended October 31, 2006	$12.20	.21	2.02	2.23	(.19)	(.07)	—
For the year ended October 31, 2005	$11.37	.16	.81	.97	(.11)	(.03)	—
For the period from December 10, 2003 (commencement
of operations) through October 31, 2004	$10.58	.16	.71	.87	(.08)	—	—

Class R Shares
For the six months ended April 30, 2008 (Unaudited)	$13.00	.09	(2.58)	(2.49)	(.18)	(1.04)	—
For the year ended October 31, 2007	$13.97	.14	(.72)	(.58)	(.16)	(.23)	—
For the year ended October 31, 2006	$12.12	.21	1.83	2.04	(.19)	—(f)	—
For the period from September 27, 2005 (commencement
of operations) through October 31, 2005	$11.72	––	.40	.40	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Amount is less than .005%
(f) Amount is less than .005

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(1.27)	$9.41	(19.75)%(c)	$13,850	1.35%(b)	2.02%(b)	1.54%(b)	1.83%(b)	11.84%(c)
(.40)	$13.18	(3.97)%	$17,838	1.33%	1.37%	1.33%	1.37%	14.14%
(.23)	$14.11	18.27%	$24,144	1.34%	1.27%	1.34%	1.27%	17.41%
(.12)	$12.15	8.18%	$22,323	1.35%	1.31%	1.37%	1.29%	24.33%
(.09)	$11.34	7.47%	$24,953	1.32%	1.23%	1.48%	1.07%	29.81%
(.11)	$10.64	22.67%	$18,994	1.22%	1.29%	1.76%	.75%	16.87%

(1.14)	$9.39	(20.00)%(c)	$4,389	2.10%	1.30%(b)	2.29%(b)	1.11%(b)	11.84%(c)
(.29)	$13.05	(4.70)%	$6,459	2.08%	.62%	2.08%	.62%	14.14%
(.13)	$13.98	17.45%	$9,517	2.09%	.53%	2.09%	.53%	17.41%
(.05)	$12.03	7.35%	$9,434	2.10%	.56%	2.12%	.54%	24.33%
(.03)	$11.25	6.63%	$10,447	2.07%	.48%	2.23%	.32%	29.81%
(.05)	$10.58	21.72%	$9,149	1.97%	.54%	2.52%	(.01)%	16.87%

(1.16)	$9.32	(20.06)%(c)	$6,302	2.10%(b)	1.31%(b)	2.28%(b)	1.13%(b)	11.84%(c)
(.30)	$12.99	(4.63)%	$9,375	2.08%	.61%	2.08%	.61%	14.14%
(.14)	$13.91	17.38%	$10,976	2.09%	.52%	2.09%	.52%	17.41%
(.06)	$11.99	7.33%	$10,173	2.10%	.56%	2.12%	.54%	24.33%
(.04)	$11.22	6.69%	$9,280	2.07%	.49%	2.23%	.33%	29.81%
(.05)	$10.55	21.69%	$6,972	1.97%	.54%	2.52%	.00%	16.87%

(1.31)	$9.43	(19.69)%(c)	$13,049	1.10%(b)	2.22%(b)	1.29%(b)	2.03%(b)	11.84%(c)
(.44)	$13.24	(3.73)%	$16,404	1.08%	1.63%	1.08%	1.63%	14.14%
(.26)	$14.17	18.57%	$24,992	1.09%	1.52%	1.09%	1.52%	17.41%
(.14)	$12.20	8.50%	$22,325	1.10%	1.56%	1.12%	1.54%	24.33%

(.08)	$11.37	8.24%(c)	$14,347	1.09%(b)	1.52%(b)	1.21%(b)	1.40%(b)	29.81%(b)

(1.22)	$9.29	(19.91)%(c)	$158	1.85%(b)	1.53%(b)	1.98%(b)	1.40%(b)	11.84%(c)
(.39)	$13.00	(4.40)%	$202	1.80%	.86%	1.81%	.87%	14.14%
(.19)	$13.97	17.68%	$161	1.82%	.44%	1.83%	.43%	17.41%

––	$12.12	3.41%(c)	$0	.00%(b)(e)	.00%(b)(e)	.00%(b)(e)	(.00)% (b)(e)	24.33%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$13.52	(.07)	(2.00)	(1.93)	—	(.72)	—
For the year ended October 31, 2007	$12.68	(.01)	.95	.94	—	(.10)	—
For the year ended October 31, 2006	$11.45	(.04)	1.29	1.25	—	(.02)	—
For the year ended October 31, 2005	$10.38	(.06)	1.13	1.07	—	—	—
For the period from December 10, 2003 (commencement
of operations) through October 31, 2004	$10.00	(.04)	.42	.38	—	—	—

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$13.12	(.03)	(1.93)	(1.90)	—	(.72)	—
For the year ended October 31, 2007	$12.40	(.18)	1.00	.82	—	(.10)	—
For the year ended October 31, 2006	$11.28	(.14)	1.28	1.14	—	(.02)	—
For the year ended October 31, 2005	$10.30	(.12)	1.10	.98	—	—	—
For the period from December 10,2003 (commencement
of operations) through October 31, 2004	$10.00	(.08)	.38	.30	—	—	—

Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$13.13	(.03)	(1.94)	(1.91)	—	(.72)	—
For the year ended October 31, 2007	$12.40	(.20)	1.03	.83	—	(.10)	—
For the year ended October 31, 2006	$11.29	(.15)	1.28	1.13	—	(.02)	—
For the year ended October 31, 2005	$10.31	(.12)	1.10	.98	—	—	—
For the period from December 10, 2003 (commencement
of operations) through October 31, 2004	$10.00	(.08)	.39	.31	—	—	—

Class R Shares
For the six months ended April 30, 2008 (Unaudited)	$13.43	(.10)	(2.04)	(1.94)	—	(.72)	—
For the year ended October 31, 2007	$12.65	(.11)	.99	.88	—	(.10)	—
For the period from April 21, 2006 (commencement
of operations) through October 31, 2006	$12.22	(.02)	.45	.43	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(.72)	$10.87	(14.71)% (c)	$19,833	.80%(b)	1.13%(b)	1.07%(b)	.86% (b)	9.60%(c)
(.10)	$13.52	7.48%	$27,318.80%		(.26)%	.95%	(.41)%	3.60%
(.02)	$12.68	10.88%	$33,517.80%		(.32)%	.89%	(.41)%	9.44%
––	$11.45	10.31%	$31,521.80%		(.37)%	.96%	(.53)%	5.02%

––	$10.38	3.80%(c)	$19,632	.80%(b)	(.75)%(b)	1.28%(b)	(1.23)%(b)	1.50%(b)

(.72)	$10.50	(14.94)%(c)	$11,692	1.55%(b)	.52%	1.82%(b)	.25%(b)	9.60%(c)
(.10)	$13.12	6.76%	$17,944	1.55%	(1.01)%	1.70%	(1.16)%	3.60%
(.02)	$12.40	10.07%	$22,194	1.55%	(1.05)%	1.64%	(1.14)%	9.44%
––	$11.28	9.51%	$21,712	1.55%	(1.13)%	1.71%	(1.29)%	5.02%

––	$10.30	3.00%(c)	$13,809	1.55%(b)	(1.51)%(b)	2.03%(b)	(1.99)%(b)	1.50%(b)

(.72)	$10.50	(15.01)%(c)	$7,532	1.55%(b)	.48%(b)	1.82%(b)	.21%(b)	9.60%(c)
(.10)	$13.13	6.76%	$11,103	1.55%	(.99)%	1.70%	(1.14)%	3.60%
(.02)	$12.40	9.97%	$14,959	1.55%	(1.07)%	1.64%	(1.16)%	9.44%
––	$11.29	9.51%	$14,450	1.55%	(1.13)%	1.71%	(1.29)%	5.02%

––	$10.31	3.10%(c)	$8,982	1.55%(b)	(1.49)% (b)	2.03%(b)	(1.97)% (b)	1.50%(b)

(.72)	$10.77	(14.89)%(c)	$12	1.28%	1.18% (b)	1.62%(b)	.84% (b)	9.60%(c)
––	$13.43	7.02%	$27	1.26%	(.76)%	1.36%	(.86)%	3.60%

––	$12.65	3.52%(c)	$32	1.19%(b)	(1.19)% (b)	1.21%(b)	(1.21)% (b)	9.44%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$41.03	.25	(4.62)	(4.37)	(.49)	(.81)	—
For the year ended October 31, 2007	$36.30	.46	4.81	5.27	(.48)	(.06)	—
For the year ended October 31, 2006	$31.53	.44	4.70	5.14	(.37)	—	—
For the year ended October 31, 2005	$30.75	.51	.70	1.21	(.43)	—	—
For the year ended October 31, 2004	$29.57	.25	1.15	1.40	(.22)	—	—
For the year ended October 31, 2003	$25.59	.22	3.89	4.11	(.13)	—	—

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$40.02	.05	(4.47)	(4.42)	(.08)	(.81)	—
For the year ended October 31, 2007	$35.40	.10	4.76	4.86	(.18)	(.06)	—
For the year ended October 31, 2006	$30.72	.11	4.66	4.77	(.09)	—	—
For the year ended October 31, 2005	$29.95	.20	.75	.95	(.18)	—	—
For the year ended October 31, 2004	$28.83	(.01)	1.15	1.14	(.02)	—	—
For the year ended October 31, 2003	$25.01	—	3.82	3.82	—	—	—

Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$40.32	.10	(4.55)	(4.45)	(.16)	(.81)	—
For the year ended October 31, 2007	$35.62	.16	4.74	4.90	(.14)	(.06)	—
For the year ended October 31, 2006	$30.86	.11	4.69	4.80	(.04)	—	—
For the year ended October 31, 2005	$30.11	.21	.73	.94	(.19)	—	—
For the year ended October 31, 2004	$29.00	.01	1.14	1.15	(.04)	—	—
For the year ended October 31, 2003	$25.15	.02	3.83	3.85	—	—	—

Class R Shares
For the six months ended April 30, 2008 (Unaudited)	$40.64	.18	(4.60)	(4.42)	(.30)	(.81)	—
For the year ended October 31, 2007	$36.04	.33	4.69	5.02	(.36)	(.06)	—
For the year ended October 31, 2006	$31.51	.52	4.43	4.95	(.42)	—	—
For the period from September 27, 2005 (commencement
of operations) through October 31, 2005	$31.80	—	(.29)	(.29)	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(1.30)	$35.36	(10.85)% (c)	$106,959	1.08%(b)	1.36%(b)	1.18%(b)	1.26%(b)	1.89%(c)
(.54)	$41.03	14.66%	$128,885	1.01%	1.20%	1.11%	1.10%	14.38%
(.37)	$36.30	16.44%	$111,651	1.06%	1.18%	1.16%	1.08%	4.34%
(.43)	$31.53	3.89%	$117,778	1.11%	1.51%	1.13%	1.49%	11.81%
(.22)	$30.75	4.74%	$137,175	1.13%	.74%	1.13%	.74%	4.06%
(.13)	$29.57	16.14%	$151,908	1.16%	.78%	1.16%	.78%	5.99%

(.89)	$34.71	(11.21)% (c)	$12,040	1.83%(b)	.65%(b)	1.93%(b)	.55%(b)	1.89%(c)
(.24)	$40.02	13.80%	$20,492	1.76%	.48%	1.86%	.38%	14.38%
(.09)	$35.40	15.55%	$29,930	1.81%	.44%	1.91%	.34%	4.34%
(.18)	$30.72	3.14%	$35,257	1.86%	.80%	1.88%	.78%	11.81%
(.02)	$29.95	3.97%	$46,854	1.88%	(.01)%	1.88%	(.01)%	4.06%
(.00)	$28.83	15.27%	$50,176	1.90%	.04%	1.90%	.04%	5.99%

(.97)	$34.90	(11.21)% (c)	$3,412	1.83%(b)	.64%(b)	1.93%(b)	.54%(b)	1.89%(c)
(.20)	$40.32	13.80%	$4,835	1.76%	.46%	1.86%	.36%	14.38%
(.04)	$35.62	15.59%	$5,378	1.82%	.48%	1.92%	.38%	4.34%
(.19)	$30.86	3.10%	$9,839	1.86%	.80%	1.88%	.78%	11.81%
(.04)	$30.11	3.97%	$13,254	1.88%	(.02)%	1.88%	(.02)%	4.06%
(.00)	$29.00	15.31%	$10,380	1.90%	.03%	1.90%	.03%	5.99%

(1.11)	$35.11	(11.07)%(c)	$278	1.59%(b)	.86%(b)	1.69%(b)	.76%(b)	1.89%(c)
(.42)	$40.64	14.04%	$294	1.51%	.72%	1.61%	.62%	14.38%
(.42)	$36.04	15.89%	$397	1.54%	.54%	1.64%	.44%	4.34%

(.00)	$31.51	(.91)%(c)	$1	2.42%(b)	.00%(b)	2.42%(b)	.00%(b)	11.81%(c)

The accompanying notes to financial statements are an integral part of these statements.

 NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

			Net Realized		Dividends	Distributions from	Distributions
	Net Asset Value,	Net	and Unrealized	Total from	from Net	Net Realized	in Excess of
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains	Net Realized
	of Period	Income	on Investments	Operations	Income	on Investments	Capital Gains

Class A Shares
For the six months ended April 30, 2008 (Unaudited)	$10.35	.74	(.09)	.65	(.74)	—	—
For the year ended October 31, 2007	$10.49	.37	(.14)	.23	(.37)	—	—
For the year ended October 31, 2006	$10.36	.37	.13	.50	(.37)	—	—
For the year ended October 31, 2005	$10.55	.37	(.19)	.18	(.37)	—	—
For the ten months ended October 31, 2004	$10.52	.30	.04	.34	(.31)	—	—
For the year ended December 31, 2003	$10.44	.40	.07	.47	(.39)	—	—
For the year ended December 31, 2002	$ 9.94	.40	.50	.90	(.40)	—	—

Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$10.34	.58	(.09)	.49	(.58)	—	—
For the year ended October 31, 2007	$10.48	.29	(.14)	.15	(.29)	—	—
For the year ended October 31, 2006	$10.35	.29	.13	.42	(.29)	—	—
For the year ended October 31, 2005	$10.55	.29	(.20)	.09	(.29)	—	—
For the ten months ended October 31, 2004	$10.52	.24	.03	.27	(.24)	—	—
For the period from January 6, 2003 (commencement
of operations) through December 31, 2003	$10.39	.32	.12	.44	(.31)	—	—

Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$10.34	.58	(.09)	.49	(.58)	—	—
For the year ended October 31, 2007	$10.48	.30	(.15)	.15	(.29)	—	—
For the year ended October 31, 2006	$10.35	.29	.13	.42	(.29)	—	—
For the year ended October 31, 2005	$10.55	.29	(.20)	.09	(.29)	—	—
For the ten months ended October 31, 2004	$10.52	.24	.03	.27	(.24)	—	—
For the period from January 6, 2003 (commencement
of operations) through December 31, 2003	$10.39	.32	.12	.44	(.31)	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (Continued)

					Ratio of		Ratio of Net
				Ratio of	Net Investment	Ratio of	Investment Income
	Net Asset		Net Assets,	Net Expenses	Income (Loss)	Expenses (prior to	(Loss) (prior to
Total	Value, End		End of Period	to Average	to Average	reimbursements) to	reimbursements) to	Portfolio
Distributions	of Period	Total Return(a)	(000s)	Net Assets(d)	Net Assets(d)	Average Net Assets	Average Net Assets	Turnover Rate

(.74)	$10.26	0.93%(c)	$159,577	0.95%(b)	3.57%(b)	1.05%(b)	3.47%(b)	1.14%(c)
(.37)	$10.35	2.24%	$157,899	0.99%	3.56%	1.04%	3.51%	9.37%
(.37)	$10.49	4.89%	$154,008	1.08%	3.54%	1.08%	3.54%	6.27%
(.37)	$10.36	1.68%	$150,097	1.09%	3.48%	1.09%	3.48%	8.03%
(.31)	$10.55	3.26%(c)	$150,891	1.07%(b)	3.50%(b)	1.13%(b)	3.44%(b)	9.23%(c)
(.39)	$10.52	4.63%	$156,647	1.00%	3.77%	1.07%	3.70%	11.06%
(.40)	$10.44	9.26%	$145,947	1.10%	4.03%	1.10%	4.03%	8.02%

(.58)	$10.25	0.55%(c)	$3,502	1.70%(b)	2.82%(b)	1.80%(b)	2.72%(b)	1.14%(c)
(.29)	$10.34	1.51%	$3,562	1.74%	2.81%	1.79%	2.76%	9.37%
(.29)	$10.48	4.14%	$3,630	1.83%	2.79%	1.83%	2.79%	6.27%
(.29)	$10.35	0.86%	$3,535	1.84%	2.73%	1.84%	2.73%	8.03%
(.24)	$10.55	2.66%(c)	$3,683	1.82%(b)	2.75%(b)	1.88%(b)	2.69%(b)	9.23%(c)

(.31)	$10.52	4.33%(c)	$2,940	1.74%(b)	2.93%(b)	1.85%(b)	2.82%(b)	11.06%(b)

(.58)	$10.25	0.55%(c)	$6,255	1.70%(b)	2.82%(b)	1.80%(b)	2.72%(b)	1.14%(c)
(.29)	$10.34	1.51%	$6,640	1.74%	2.81%	1.79%	2.76%	9.37%
(.29)	$10.48	4.14%	$4,631	1.83%	2.79%	1.83%	2.79%	6.27%
(.29)	$10.35	0.87%	$4,195	1.84%	2.73%	1.84%	2.73%	8.03%
(.24)	$10.55	2.66%(c)	$3,491	1.82%(b)	2.75%(b)	1.88%(b)	2.69%(b)	9.23%(c)

(.31)	$10.52	4.34%(c)	$2,736	1.74%(b)	2.94%(b)	1.85%(b)	2.83%(b)	11.06%(b)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)

1.

Significant Accounting Policies —

North Track Funds, Inc. (“North Track”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, is a series company with ten funds: Large Cap Equity Fund, Equity Income Fund (formerly known as the Dow Jones Equity Income 100 Plus Fund), Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund, S&P 100 Index Fund, Wisconsin Tax-Exempt Fund and Cash Reserve Fund (individually a “Fund”, collectively the “Funds”). This Report contains information for all of the Funds, except the Cash Reserve Fund. Information regarding the Cash Reserve Fund is presented in a separate report. The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares.

Each Fund offers Class A Shares, Class B Shares (with the exception of Large Cap Equity Fund) and Class C Shares. The NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have Class F Shares, which are only available for purchase by the Strategic Allocation Fund.  Class R shares are available for all Funds, except the Wisconsin Tax-Exempt Fund. In addition, the Large Cap Equity Fund and Equity Income Fund offer Class I Shares. Each Class represents interests in the same portfolio of investments of each Fund and are substantially the same in all respects, except that the Classes are subject to different sales load structures and 12b-1 fees.

The following is a summary of the significant accounting policies of North Track.

(a)

 Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price as of the close of the New York Stock Exchange.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the last reported bid quotation.

Long-term fixed income securities are valued daily using quotations provided by an independent pricing service.

Short-term investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by North Track’s Board of Directors. This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Wisconsin Tax-Exempt Fund’s securities).  Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers and general market conditions.

(b)  Option Transactions

To the extent consistent with their investment objectives, the Large Cap Equity, Equity Income, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus and S&P 100 Index Funds may employ options strategies designed to hedge protectively against any anticipated adverse movements in the market values of its portfolio securities and to enhance return. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Whenever a Fund does not own securities underlying an open option position sufficient to cover the position, or when a Fund has sold a put, the Fund will maintain in a segregated account with its custodian, cash or securities sufficient to cover the exercise price, or with respect to index options, the market value of the open position.

As of April 30, 2008, portfolio securities valued at $873 were held in escrow by the broker as collateral against options written by the S&P 100 Index Fund. There were no option contracts purchased or sold by any of the Funds during the six months ended April 30, 2008.

(c)   Futures Contracts

The Large Cap Equity, Equity Income, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus and S&P 100 Index Funds may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

(d)   Security Transactions

Security transactions are recorded on a trade date basis.  Interest income is recognized on an accrual basis.  Discounts (including both original and market discounts) and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.  Acquisition discount assumes a constant accretion to the expected maturity date.  Dividend income is recorded on the ex-dividend date.

(e)   Net Realized Gains and Losses

Net realized gains and losses on securities sales (including options and futures) are computed on the identified cost basis. Distributions received from long-term capital gains of registered investment companies are recorded as realized gain on investments. Total net realized gains (losses) on investments for the six months ended April 30, 2008, were comprised of the following:

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

Net Realized Gains and Losses and Investment Income April 30, 2008 (Unaudited)

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax–Exempt
Net realized gains (losses) on investments	$(388,550)	$(1,910,761)	$(4,918)	(32,430)	$1,195,036	$(740,270)	$835,095	$5,339,616	$––
Net realized gains (losses) on futures	––	––	––	(113,035)	––	––	––	(133,580)	––
Total net realized gains (losses) on investments	$(388,550)	$(1,910,761)	$(4,918)	$(145,465)	$1,195,036	$(740,270)	$835,095	$5,206,036	$––

Net Realized Gains and Losses and Investment Income October 31, 2007

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax–Exempt
Net realized gains (losses) on investments	$(27,722)	$1,332,950	$14,242,988	(39,987,610)	$3,500,583	$3,821,762	$2,777,856	$2,907,635	$76,610
Net realized gains (losses) on futures	––	––	––	215,675	––	––	––	(33,975)	––
Total net realized gains (losses) on investments	$(27,722)	$1,332,950	$14,242,988	$(38,771,935)	$3,500,583	$3,821,762	$2,777,856	$2,873,660	$76,610

(f)   Federal Income Taxes

Provision has not been made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As of October 31, 2007, the Fund’s most recent fiscal year end, the net capital loss carryovers noted below are available to offset future realized capital gains and thereby reduce future capital gains distributions:

	Large Cap Equity	NYSE Arca Tech 100 Index	Wisconsin Tax-Exempt
Expiration
2008	—	—	$782,415
2009	—	—	1,235,804
2010	—	—	—
2011	—	$161,205	—
2012	—	—	—
2013	—	—	—
2014	—	59,806,748	—
2015	$16,755	38,357,084	—
	$16,755	$98,325,037	$2,018,219

In 2007, the Health Care 100 Plus and Wisconsin Tax-Exempt Funds used $175,695 and $76,610 of capital loss carry forward, respectively. Wisconsin Tax-Exempt Fund had $2,523,629 of expiring capital loss carry forwards.

At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Undistributed ordinary income	$30,444	$—	$—	$—	$250,542
Undistributed long-term capital gains	—	1,216,629	13,425,995	—	3,204,275
Accumulated earnings	30,444	1,216,629	13,425,995		3,454,817
Accumulated Capital and Other Losses	(16,755)	—	—	(98,325,037)	—
Net Unrealized Appreciation (Depreciation) on Investments	99,294	3,667,448	78,680,820	73,260,660	17,102,456
Total Accumulated Earnings (Deficit)	$112,983	$4,884,097	$92,106,815	$(25,064,377)	$20,557,273

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Undistributed ordinary income	$641,059	$—	$1,498,590	$138,382
Undistributed long-term capital gains	3,683,173	2,895,993	2,673,646	—
Accumulated earnings	4,324,232	2,895,993	4,172,236	138,382
Accumulated Capital and Other Losses	—	—	—	(2,018,219)
Net Unrealized Appreciation (Depreciation) on Investments	11,239,985	13,036,530	68,204,710	3,026,124
Total Accumulated Earnings (Deficit)	$15,564,217	$15,932,523	$72,376,946	$1,146,287

During the period ended October 31, 2007, the tax character of distributions paid were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Ordinary Income	—	1,208,969	—	—	—
Long-Term Capital Gains	—	554,797	939,043	—	—

	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Ordinary Income	737,171	13,967	1,619,621	5,781,133
Long-Term Capital Gains	1,128,620	551,122	237,013	—

At October 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Undistributed ordinary income	$362,651	$—	$—	$—
Undistributed long-term capital gains	336,310	939,077	—	—
Accumulated earnings	698,961	939,077	—	—
Accumulated Capital and Other Losses	—	—	(59,967,953)	(175,695)
Net Unrealized Appreciation (Depreciation) on Investments	2,276,180	49,825,418	(30,465,646)	14,510,303
Total Accumulated Earnings (Deficit)	$2,975,140	$50,764,495	$(90,433,599)	$14,334,608

	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Undistributed ordinary income	$523,238	$13,967	$1,238,042	$68,908
Undistributed long-term capital gains	1,128,620	551,125	237,014	—
Accumulated earnings	1,651,858	565,092	1,475,056	68,908
Accumulated Capital and Other Losses	—	—	—	(4,618,458)
Net Unrealized Appreciation (Depreciation) on Investments	17,595,040	11,202,202	52,538,311	5,245,628
Total Accumulated Earnings (Deficit)	$19,246,878	$11,767,294	$54,013,367	$696,078

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

During the period ended October 31, 2006, the tax character of distributions paid were as follows:

	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Ordinary Income	$531,822	$—	$—	$—
Long-Term Capital Gains	$9,383	$—	$—	$870,526

	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt
Ordinary Income	$809,737	$—	$1,400,048	$5,569,262
Long-Term Capital Gains	$334,151	$92,579	$—	$—

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes.

Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g)

 Expenses

Expenses associated with a specific Fund are charged to that Fund. Common expenses are allocated between the Funds based upon the ratio of the net assets of each Fund to the combined net assets of the Funds, or other equitable means.

Expenses directly attributable to a Class of shares, which presently only include 12b-l distribution and service fees, are recorded to the specific Class.

(h)

 Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly for the Wisconsin Tax-Exempt Fund. Dividends from net investment income, if any, are declared and paid annually for the Large Cap Equity Fund, Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund and S&P 100 Index Fund and declared and paid quarterly for the Equity Income Fund.  Distributable net capital gains, if any, are declared and distributed at least annually.

(i)

 Organization and Offering Costs

Organization costs consist of costs incurred to establish Funds and enable them legally to do business.  The Funds expense organization costs as incurred.  Fees related to preparing the Funds’ initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

(j)

 Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(k)

 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. FIN 48 was adopted in fiscal year 2007 by the Large Cap Equity Fund because this fund commenced operations after December 15, 2006. No uncertain tax positions existed at the time of adoption or as of October 31, 2007. Consequently, Large Cap Equity Fund has not recorded a liability for unrecognized tax benefits as of October 31, 2007.  All Funds other than Large Cap Equity Fund are required to adopt FIN 48 in fiscal 2008, and apply it to all open tax years as of the date of effectiveness.  As a result of the release of FIN 48, the Fund adopted FIN 48 in fiscal year 2007. Management has reviewed all of the tax positions taken by the Fund and has concluded that all tax positions satisfy the “more-likely-than-not” threshold. Consequently the Funds have not recorded a liability for unrecognized tax benefits as of April 30, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FASB 157, and the impact of this standard on the Fund’s financial statements, if any, has not yet been determined.

2.

 Investment Advisory Agreement and Other Transactions with Related Parties —

North Track has entered into an Investment Advisory Agreement (the”Agreement”) with Ziegler Capital Management, LLC (“ZCM”) to serve as the investment advisor for all the Funds. ZCM is a wholly owned subsidiary of The Ziegler Companies, Inc. Certain Officers and Directors of North Track are affiliated with ZCM.

Under the Agreement, the Large Cap Equity Fund pays ZCM a monthly fee based on the Fund’s average daily net assets at an annual rate of .75% of the first $250,000,000 of the Fund’s average daily net assets, .70% of the next $250,000,000, and .65% on the average daily net assets in excess of $500,000,000. ZCM has contractually commited to wave fees and/or expenses through February 28, 2009, so that operating expenses during the period will not exceed 1.40% for Class A shares, 2.15% for Class C shares, 1.90% for Class R shares and 1.15% for Class I shares. ZCM reimbursed the Large Cap Equity Fund  $47,982 during the period ended April 30, 2008.

Under the Agreement, the Equity Income Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund, each pay ZCM a monthly fee at an annual rate of .55% of the first $100,000,000 of such Fund’s average daily net assets, .50% of the next $400,000,000, and .45% of average daily net assets in excess of $500,000,000.  ZCM has contractually committed to waive fees and/or reimburse expenses through February 28, 2009, so that annual operating expenses during this period will not exceed 1.35% for Class A shares, 2.10% for Class B and C shares and 1.85% for Class R shares for the Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund.  ZCM has also contractually committed to waive fees and/or reimburse expenses through February 28, 2009 for the Equity Income Fund, so that operating expenses during this period will not exceed 1.15% for Class A shares, 1.90% for Class B and C shares, 1.65% for Class R shares and 0.90% for Class I shares.  For the six months ended April 30, 2008, ZCM reimbursed the Dow Jones U.S. Health Care 100 Plus Fund, the Dow Jones U.S. Financial 100 Plus Fund, and the Equity Income Fund $34,730, $36,969 and $79,675, respectively.

Under the Agreement, the Geneva Growth Fund pays ZCM a monthly fee based on the Fund’s average daily net assets at an annual rate of .75% of the first $250,000,000 of the Fund’s average daily net assets, .70% of the next $250,000,000, and .65% on the average daily net assets in excess of $500,000,000. Under a Sub-Advisory Agreement, ZCM has retained Geneva Capital Management, Ltd. (“Geneva”) to manage the Geneva Growth Fund. ZCM, in turn, pays Geneva 50% of the fee paid by the Geneva Growth Fund.

Under the Agreement, the NYSE Arca Tech 100 Index Fund pays ZCM a monthly fee at an annual rate of .50% of the first $50,000,000 of the Fund’s average daily net assets, .30% of the next $200,000,000, .25% of the next $250,000,000, and .20% of average daily net assets in excess of $500,000,000. For the six months ended April 30, 2008, Fidelity Capital Markets reimbursed the NYSE Arca Tech 100 Index Fund $49,520.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

Under the Agreement, the Strategic Allocation Fund pays ZCM a monthly fee at an annual rate of .10% of the Fund’s average daily net assets.  ZCM has contractually committed to waive fees and/or reimburse expenses through February 28, 2009, so that annual operating expenses for the Fund, prior to the addition of indirect expenses of underlying funds, during this period will not exceed .80% for Class A shares, 1.55% for Class B and C shares, and 1.30% for Class R shares.  For the six months ended April 30, 2008, ZCM reimbursed the Fund $60,729.

Under the Agreement, the S&P 100 Index Fund pays ZCM a monthly fee at an annual rate of .575% of the first $20,000,000 of the Fund’s average daily net assets, .45% of the next $30,000,000, .40% of the next $50,000,000, .35% of the next $400,000,000 and .30% of average daily net assets over $500,000,000. Effective August 19, 2005, ZCM has voluntarily committed to reimburse expenses in the amount of 0.10% of average daily net assets. For the six months ended April 30, 2008, ZCM reimbursed the S&P 100 Index Fund $65,105.

Under the Agreement, the Wisconsin Tax-Exempt Fund pays ZCM a monthly fee at an annual rate of .50% of the first $250,000,000 of the Fund’s average daily net assets, and .40% of the Fund’s average daily net assets in excess of $250,000.000. ZCM has contractually committed to reimburse expenses in the amount of 0.10% of average daily net assets through February 28, 2009. For the period ended April 30, 2008, ZCM reimbursed the Wisconsin Tax-Exempt Fund $83,240.

B.C. Ziegler and Company (“BCZ”), a wholly owned subsidiary of The Ziegler Companies, Inc., provides administration and fund accounting services to the North Track Funds.  Under the Administration Agreements, each Fund pays BCZ a monthly fee based on .10% of the Funds’ average daily net assets through February 28, 2009

Under the Accounting Agreement, each Fund pays BCZ a $13,000 annual fee, plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets and .01% of the next $300 million of average daily net assets.  There is no additional charge for assets in excess of $500 million.

The fees incurred by the Funds for the administration and the accounting services for the six months ended April 30, 2008 are stated separately in the Statement of Operations. Other expenses included in the Statement of Operations include $19,514, which is the Funds’ portion of compliance related costs.

North Track has approved a Rule 12b-1 Distribution Plan (the “Plan”) with respect to Class A, Class B, Class C and Class R shares pursuant to the 1940 Act and has entered into a Distribution Agreement with BCZ.  Accordingly, the Funds make payments to BCZ at an annual rate of .25% of Class A average daily net assets, 1.00% of Class B and Class C average daily net assets and 0.75% of Class R average daily net assets pursuant to the plan.  The payments provide compensation for distribution and servicing expense which include, but are not limited to, payments to broker-dealers that have entered into sales agreements with respect to shares of the Funds.  Fees incurred by the Funds under the Plan during the six month period ended April 30, 2008 are reflected in the Statements of Operations.

The net amount of sales charges deducted from the proceeds of the sale or redemption of capital shares which were retained by BCZ or paid to an affiliated broker-dealer for the six month period ended April 30, 2008 was as follows:

	Contingent Deferred Sales Charge	Underwriter Commission	Dealer Commission
Large Cap Equity Fund	$309	$741	$4,118
Equity Income Fund	3,499	1,123	3,674
Geneva Growth Fund	2,663	4,865	11,388
NYSE Arca Tech 100 Index Fund	4,064	7,082	2,678
Dow Jones U.S. Health Care 100 Plus Fund	1,435	1,628	606
Dow Jones U.S. Financial 100 Plus Fund	1,016	5,152	884
Strategic Allocation Fund	1,058	3,176	1,012
S&P 100 Index Fund	469	1,598	2,800
Wisconsin Tax-Exempt Fund	11,007	19,194	11,067
Total	$25,520	$44,559	$38,227

3.

Investment Transactions —

Purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2008 aggregated, were as follows:

	Purchases at Cost	Proceeds from Sales
Large Cap Equity	$7,928,069	$2,007,735
Equity Income Fund	12,778,284	20,318,446
Geneva Growth Fund	24,941,856	30,427,619
NYSE Arca Tech 100 Index Fund	23,570,003	59,378,352
Dow Jones U.S. Health Care 100 Plus Fund	8,704,998	19,084,231
Dow Jones U.S. Financial 100 Plus Fund	4,923,865	7,294,345
Strategic Allocation Fund	4,380,185	11,337,356
S&P 100 Index Fund	2,491,229	16,764,559
Wisconsin Tax-Exempt Fund	5,211,743	1,825,000

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities as of April 30, 2008, were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt

Unrealized appreciation	348,554	2,113,179	66,647,958	83,656,920	13,768,136	7,993,088	3,700,899	59,177,365	3,446,046
Unrealized depreciation	(585,787)	(2,347,843)	(3,997,123)	(55,034,220)	(2,954,715)	(5,943,513)	(1,877,014)	(12,944,592)	(1,887,381)
Net unrealized appreciation
(depreciation)	$(237,233)	$(234,664)	$62,650,835	$28,622,700	$10,813,421	$2,049,575	$1,823,885	$46,232,773	$1,558,665
Cost of investments	$8,779,541	$31,483,575	$167,550,233	$264,408,180	$34,701,267	$35,551,115	$37,236,050	$75,552,764	$161,108,636

4.

 Line of Credit —

North Track has a line of credit of $15,000,000. Each Fund’s borrowings, by investment restriction, cannot exceed 10% of the total net assets excluding the borrowed amounts. Interest expense incurred by each Fund in connection with such borrowings was not material during the period. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line. The commitment fee is allocated based on average net assets of the Funds. Each Fund’s policies allow borrowings only for temporary or emergency purposes. Total available capacity under the North Track line of credit was $14,900,000 at April 30, 2008. The average interest rate paid on outstanding borrowings was 5.96% for the six month period ended April 30, 2008.

5.

 Securities Lending —

The Funds may lend securities in order to earn additional income. Each Fund receives initial collateral in the form of cash or U.S. Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. North Track also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Funds. The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government; securities meeting pre-established rating criteria or qualified money market portfolios. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be attributed to the Funds that loaned the securities. As with other extensions of credit, there is a risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

As of April 30, 2008, the Geneva Growth, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus and S&P 100 Index Funds had on loan securities valued at $13,074,295, $19,396,211, $961,274, $895,267 and $1,006,768, respectively, and collateral of $13,491,250, $20,181,216, $999,987, $948,887 and $1,058,676, respectively.

6.

Capital Share Transactions —

(a)  North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are currently divided into ten series:  Large Cap Equity Fund,  Equity Income Fund, Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund,  Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund, S&P 100 Index Fund, Wisconsin Tax-Exempt Fund and Cash Reserve Fund. Each Fund (other than the Cash Reserve Fund) has designated Class A (front-end load) shares. In addition, each Fund (other than the Large Cap Equity Fund) has designated Class B (contingent deferred sales charge) shares, Class C (contingent deferred sales charge) shares and with the exception of the Wisconsin Tax-Exempt Fund and the Cash Reserve Fund, each Fund has also designated Class R shares. The Large Cap Equity and Equity Income Funds also have designated a Class I share. The NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund have designated Class F Shares which are available only to the Strategic Allocation Fund. The authorized shares of common stock may be allocated to any of the above Funds or to new funds as determined by the Board of Directors. The shares of each Fund have equal rights and privileges with all other shares of that Fund.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

(b)

Capital share activity during the period ended April 30, 2008, were as follows:

	Large Cap Equity		Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class A Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	622,157	$6,034,550	228,813	$2,399,657	1,503,873	$28,176,743	1,030,007	$26,017,512	103,153	$1,248,029
Shares issued in distributions	2,971	29,324	89,572	963,758	521,214	10,387,789	––	––	86,798	1,095,391
Shares redeemed	(56,832)	(509,713)	(706,200)	(7,516,597)	(1,432,853)	(27,071,762)	(1,498,889)	(37,781,282)	(352,719)	(4,287,805)
Net increase(decrease)	568,296	$5,554,161	(387,815)	$(4,153,182)	592,234	$11,492,770	(468,882)	$(11,763,770)	(162,768)	$(1,944,385)

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index		Wisconsin Tax-Exempt
Class A Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	286,413	$2,773,889	116,566	$1,353,509	191,219	$6,860,149	1,439,121	$14,759,632
Shares issued in distributions	137,877	1,406,349	110,920	1,318,763	98,125	3,725,818	197,521	2,025,119
Shares redeemed	(305,762)	(3,088,344)	(423,675)	(4,873,976)	(405,869)	(14,804,280)	(1,333,770)	(13,722,217)
Net increase(decrease)	118,528	$1,091,894	(196,189)	$(2,201,704)	(116,525)	$(4,218,313)	302,872	$3,062,534

	Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class B Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	34,389	$365,895	32,220	$567,767	21,571	$514,834	24,519	$293,584
Shares issued in distributions	24,362	262,889	46,594	866,642	––	––	38,136	458,770
Shares redeemed	(239,226)	(2,457,951)	(196,058)	(3,439,911)	(682,730)	(15,985,908)	(116,753)	(1,339,438)
Net decrease	(180,475)	$(1,829,167)	(117,244)	$(2,005,502)	(661,159)	$(15,471,074)	(54,098)	$(587,084)

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index		Wisconsin Tax-Exempt
Class B Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	21,534	$221,104	6,180	$68,315	6,711	$234,954	7,021	$72,605
Shares issued in distributions	50,773	517,887	75,832	872,072	10,421	389,442	2,783	28,504
Shares redeemed	(99,517)	(1,005,987)	(335,221)	(3,692,398)	(182,369)	(6,453,553)	(12,522)	(129,019)
Net decrease	(27,210)	$(266,996)	(253,209)	$(2,752,011)	(165,237)	$(5,829,157)	(2,718)	$(27,910)

	Large Cap Equity		Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class C Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	44,957	$412,641	48,295	$496,105	96,706	$1,714,987	18,044	$437,490	22,072	$263,127
Shares issued in distributions	470	4,647	23,775	255,561	62,216	1,171,537	––	––	47,389	570,561
Shares redeemed	(3,361)	(32,460)	(107,031)	(1,090,494)	(93,889)	(1,679,749)	(169,436)	(4,030,210)	(127,610)	(1,477,927)
Net increase(decrease)	42,066	$384,828	(34,961)	$(338,828)	65,033	$1,206,775	(151,392)	$(3,592,720)	(58,149)	$(644,239)

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index		Wisconsin Tax-Exempt
Class C Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	24,256	$239,234	19,970	$218,101	2,964	$106,346	50,780	$521,799
Shares issued in distributions	73,977	749,385	45,609	524,863	2,881	108,268	6,331	64,854
Shares redeemed	(143,781)	(1,415,729)	(193,778)	(2,147,566)	(28,009)	(986,565)	(88,750)	(916,978)
Net decrease	(45,548)	$(427,110)	(128,199)	$(1,404,602)	(22,164)	$(771,951)	(31,639)	$(330,325)

	NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus		Dow Jones U.S. Financial 100 Plus
Class F Shares	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	––	––	––	––	436,273	$4,380,186
Shares issued in distributions	––	––	––	––	––	––
Shares redeemed	(182,207)	$(4,737,740)	(297,104)	$(3,672,570)	(291,840)	(2,927,046)
Net increase(decrease)	(182,207)	$(4,737,740)	(297,104)	$(3,672,570)	144,433	$1,453,140

	Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class R Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	3,329	$33,540	9,068	$165,832	6,705	$164,664	2,079	$24,341
Shares issued in distributions	506	5,447	3,934	77,459	––	––	1,147	14,328
Shares redeemed	(207)	(2,074)	(19,871)	(362,970)	(4,837)	(118,766)	(4,314)	(48,843)
Net increase(decrease)	3,628	$36,913	(6,869)	$(119,679)	1,868	$45,898	(1,088)	$(10,174)

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index
Class R Shares	Shares	Amount	Shares	Amount	Shares	Amount
Six months ended April 30, 2008
Shares issued	3,940	$37,225	210	$2,396	3,427	$125,677
Shares issued in distributions	1,934	19,513	125	1,476	210	7,919
Shares redeemed	(4,421)	(40,355)	(1,178)	(13,061)	(2,943)	(110,673)
Net increase(decrease)	1,453	$16,383	(843)	$(9,189)	694	$22,923

Capital share activity during the period ended October 31, 2007, was as follows:

	Large Cap Equity		Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class A Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	256,766	$2,603,142	1,136,279	$13,352,021	3,167,293	$60,891,073	1,735,768	$45,934,944	165,940	$2,124,483
Shares issued in distributions	––	––	84,230	977,352	39,245	707,194	––	––	––	––
Shares redeemed	(3,158)	(31,721)	(419,725)	(4,972,414)	(3,528,026)	(67,404,501)	(3,295,677)	(86,867,337)	(659,991)	(8,509,949)
Net increase(decrease)	253,608	$2,571,421	800,784	$9,356,959	(321,488)	$(5,806,234)	(1,559,909)	$(40,932,393)	(494,051)	$(6,385,466)

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index		Wisconsin Tax-Exempt
Class A Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	128,944	$1,825,715	252,162	$3,301,871	565,801	$21,699,126	1,938,123	$20,126,166
Shares issued in distributions	42,508	612,720	19,683	252,144	39,864	1,482,774	389,804	4,047,588
Shares redeemed	(529,362)	(7,428,671)	(895,654)	(11,823,583)	(539,726)	(20,626,416)	(1,757,794)	(18,249,846)
Net increase(decrease)	(357,910)	$(4,990,236)	(623,809)	$(8,269,568)	65,939	$2,555,484	570,133	$5,923,908

	Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class B Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	369,704	$4,312,947	59,716	$1,080,477	42,137	$1,042,042	26,155	$319,691
Shares issued in distributions	27,771	319,345	5,266	89,582	––	––	––	––
Shares redeemed	(347,398)	(4,058,762)	(574,871)	(10,381,416)	(1,252,413)	(30,888,385)	(268,601)	(3,324,499)
Net decrease	50,077	$573,530	(509,889)	$(9,211,357)	(1,210,276)	$(29,846,343)	(242,446)	$(3,004,808)

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index		Wisconsin Tax-Exempt
Class B Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	11,282	$158,549	53,605	$681,226	20,777	$771,555	25,371	$264,368
Shares issued in distributions	13,176	188,201	13,457	168,486	5,016	182,813	5,568	57,768
Shares redeemed	(210,458)	(2,917,275)	(489,932)	(6,284,759)	(359,161)	(13,423,285)	(32,821)	(342,190)
Net decrease	(186,000)	$(2,570,525)	(422,870)	$(5,435,047)	(333,368)	$(12,468,917)	(1,882)	$(20,054)

	Large Cap Equity		Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class C Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	78,874	$797,068	312,584	$3,651,062	288,110	$5,284,656	84,483	$2,134,465	68,385	$848,875
Shares issued in distributions	––	––	21,945	252,708	4,475	77,018	––	––	––	––
Shares redeemed	––	––	(202,645)	(2,388,731)	(318,087)	(5,808,638)	(276,893)	(6,949,724)	(173,571)	(2,142,641)
Net increase(decrease)	78,874	$797,068	131,884	$1,515,039	(25,502)	$(446,964)	(192,410)	$(4,815,259)	(105,186)	$(1,293,766)

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index		Wisconsin Tax-Exempt
Class C Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	60,424	$825,223	113,367	$1,449,540	9,723	$367,904	263,484	$2,741,199
Shares issued in distributions	14,883	211,576	8,730	109,296	715	26,228	11,383	117,966
Shares redeemed	(142,463)	(1,938,181)	(482,447)	(6,187,490)	(41,491)	(1,556,043)	(74,860)	(776,996)
Net decrease	(67,156)	$(901,382)	(360,350)	$(4,628,654)	(31,053)	$(1,161,911)	200,007	$2,082,169

	NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus		Dow Jones U.S. Financial 100 Plus
Class F Shares	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	45,747	$1,164,351	66,000	$829,228	22,597	$323,324
Shares redeemed	(253,576)	(6,812,002)	(514,072)	(6,726,775)	(547,540)	(7,747,423)
Net increase(decrease)	(207,829)	$(5,647,651)	(448,072)	$(5,897,547)	(524,943)	$(7,424,099)

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008 (Unaudited)

	Equity Income		Geneva Growth		NYSE Arca Tech 100 Index		Dow Jones U.S. Health Care 100 Plus
Class R Shares	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	4,125	$49,632	14,298	$272,334	9,257	$243,651	5,568	$72,525
Shares issued in distributions	295	3,449	259	4,635	––	––	––	––
Shares redeemed	(24)	(285)	(10,880)	(205,823)	(7,203)	(186,996)	(321)	(4,074)
Net increase(decrease)	4,396	$52,796	3,677	$71,146	2,054	$56,655	5,247	$68,451

	Dow Jones U.S. Financial 100 Plus		Strategic Allocation		S&P 100 Index
Class R Shares	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2007
Shares issued	5,535	$77,892	723	$9,549	1,520	$56,664
Shares issued in distributions	323	4,602	21	267	83	3,058
Shares redeemed	(1,872)	(25,141)	(1,296)	(16,612)	(5,395)	(197,905)
Net increase(decrease)	3,986	$57,353	(552)	$(6,796)	(3,792)	$(138,183)

(c)

For the Large Cap Equity, Equity Income, Geneva Growth, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus, Strategic Allocation and S&P 100 Index Funds, the maximum offering price per Class A Share is computed based on a maximum front-end sales charge of 5.25% of the offering price or 5.54% of the net asset value. For the purpose of this computation, the offering price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 94.75.

For the Wisconsin Tax-Exempt Fund, the maximum offering price per Class A share is computed based on a maximum front-end sales charge of 3.50% of the offering price or 3.62% of the net asset value. For this Fund, the offering price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

7.

Futures Contracts —

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at April 30, 2008, for each Fund were as follows:

	Number of Contracts	Unrealized Appreciation (Depreciation)	Aggregate Face Value of Contracts
NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures
expiring June, 2008	10	$(3,150)	$1,923,250
S&P 100 Index Fund:
S&P 500 E-Mini Index Futures
expiring June, 2008	13	$(2,503)	$900,900

The Large Cap Equity Fund, Equity Income Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund had no futures contract activity during the six month period ended April 30, 2008.

8. Affiliated Securities —

The Strategic Allocation Fund invests solely in the Class F shares of the NYSE Arca Tech 100 Index Fund, Dow Jones U. S. Health Care 100 Plus Fund and Dow Jones U. S. Financial 100 Plus Fund (collectively, the “affiliated underlying funds”). Class F shares are only available for purchase by the Strategic Allocation Fund. The capital share activity for Class F shares of each affiliated underlying fund is disclosed in Note 6 to the Financial Statements and the distributions received from each affiliated underlying fund Class F Shares is disclosed in the Statement of Changes in Net Assets.

The Strategic Allocation Fund’s realized gain (loss) received for the six months ended April 30, 2008, from the NYSE Arca Tech 100 Index Fund, Dow Jones U. S. Health Care 100 Plus Fund and Dow Jones U. S. Financial 100 Plus Fund is $824,998, $442,601 and ($432,504), respectively.

The NYSE Arca Tech 100 Index Fund invests in the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF, which may be deemed to be under common control.

A summary of the transactions with the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF during the six months ended April 30, 2008 follows:

Underling Affiliated Fund	Balance of Shares Held at 10/31/07	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/08	Value at 4/30/08	Realized Gain (Loss)	Distributions Received
Ziegler Exchange Traded Fund NYSE Arca Tech 100 ETF	1,000	6,600	1,600	6,000	$149,280	$(7,211)	$0

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the North Track Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

For each Fund class, the first line of the table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical for Comparison Purposes

For each Fund class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07-4/30/08*
Large Cap Equity Fund **
Class A	$1,000.00	$891.30	$6.63
Actual	$1,000.00	$1,017.85	$7.07
Hypothetical (5% return before expenses)
Class C	$1,000.00	$888.20	$10.05
Actual	$1,000.00	$1,014.22	$10.72
Hypothetical (5% return before expenses)

*Expenses are equal to the annualized expense ratio for each class (A: 1.41%; C: 2.14%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Fund inception May 1, 2007.

** The Large Cap Equity Fund is authorized to sell Class I and Class R shares; however as of April 30, 2008, no Class I or Class R shares had been sold. Because no Class I or Class R shares had been sold, no expense information was available for these classes, and therefore, Class I and Class R shares are excluded for the Expense Example for the Large Cap Equity Fund.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
Equity Income Fund ***
Class A
Actual	$1,000.00	$873.90	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77
Class B
Actual	$1,000.00	$870.10	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.52
Class C
Actual	$1,000.00	$870.40	$8.84
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.52
Class R
Actual	$1,000.00	$871.60	$7.63
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.22

*Expenses are equal to the annualized expense ratio for each class (A: 1.15%; B: 1.90%; C: 1.90; R: 1.64%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

*** The Equity Income Fund is authorized to sell Class I shares; however as of April 30, 2008, no Class I shares had been sold. Because no Class I shares had been sold, no expense information was available for this class, and therefore, Class I shares are excluded for the Expense Example for the Equity Income Fund.

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited) (Continued)

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
Geneva Growth Fund
Class A
Actual	$1,000.00	$931.50	$6.53
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82
Class B
Actual	$1,000.00	$928.30	$10.12
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$10.57
Class C
Actual	$1,000.00	$928.10	$10.12
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$10.57
Class R
Actual	$1,000.00	$929.70	$8.78
Hypothetical (5% return before expenses)	$1,000.00	$1015.76	$9.17

*Expenses are equal to the annualized expense ratio for each class (A: 1.36%; B: 2.11%; C: 2.11%; R: 1.83%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
NYSE Arca Tech 100 Index Fund
Class A
Actual	$1,000.00	$865.10	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.42
Class B
Actual	$1,000.00	$861.80	$8.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.76	$9.17
Class C
Actual	$1,000.00	$861.70	$8.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.76	$9.17
Class F
Actual	$1,000.00	$866.00	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17
Class R
Actual	$1,000.00	$863.20	$7.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$7.64

*Expenses are equal to the annualized expense ratio for each class (A: 1.08%; B: 1.83%; C: 1.83%; F: .83%; R: 1.52%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
Dow Jones U.S. Health Care 100 Plus Fund
Class A
Actual	$1,000.00	$886.60	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.77
Class B
Actual	$1,000.00	$883.70	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52
Class C
Actual	$1,000.00	$883.80	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52
Class F
Actual	$1,000.00	$887.70	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52
Class R
Actual	$1,000.00	$885.30	$8.67
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27

*Expenses are equal to the annualized expense ratio for each class (A: 1.35%; B: 2.10%; C: 2.10%; F: 1.10%; R: 1.85%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited) (Continued)

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
Dow Jones U.S. Financial 100 Plus Fund
Class A
Actual	$1,000.00	$802.50	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.77
Class B
Actual	$1,000.00	$800.00	$9.40
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52
Class C
Actual	$1,000.00	$799.40	$9.40
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52
Class F
Actual	$1,000.00	$803.10	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52
Class R
Actual	$1,000.00	$800.90	$8.28
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27

*Expenses are equal to the annualized expense ratio for each class (A: 1.35%; B: 2.10%; C: 2.10%; F: 1.10%; R: 1.85%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
Strategic Allocation Fund
Class A
Actual	$1,000.00	$852.90	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02
Class B
Actual	$1,000.00	$850.60	$7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77
Class C
Actual	$1,000.00	$849.90	$7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77
Class R
Actual	$1,000.00	$851.10	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.42

*Expenses are equal to the annualized expense ratio for each class (A: .80%; B: 1.55%; C: 1.55%; R: 1.28%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
S&P 100 Index Fund
Class A
Actual	$1,000.00	$891.50	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.42
Class B
Actual	$1,000.00	$887.90	$8.59
Hypothetical (5% return before expenses)	$1,000.00	$1,015.76	$9.17
Class C
Actual	$1,000.00	$887.90	$8.59
Hypothetical (5% return before expenses)	$1,000.00	$1,015.76	$9.17
Class R
Actual	$1,000.00	$889.30	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.97

*Expenses are equal to the annualized expense ratio for each class (A: 1.08%; B: 1.83%; C: 1.83%; R: 1.59%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited) (Continued)

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
Wisconsin Tax-Exempt Fund
Class A
Actual	$1,000.00	$1,009.30	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77
Class B
Actual	$1,000.00	$1,005.50	$8.48
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52
Class C
Actual	$1,000.00	$1,005.50	$8.48
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52

*Expenses are equal to the annualized expense ratio for each class (A: .95%; B: 1.70%; C: 1.70%) multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PROXY VOTING

A copy of the policies and procedures that North Track uses to vote proxies relating to portfolio securities is attached to the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-826-4600 or on the SEC’s website at www.sec.gov. In addition, information regarding how the Funds actually voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge and upon request, by calling 1-800-826-4600 or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. North Track also makes available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-800-826-4600.

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

TABLE OF CONTENTS

President’s Letter	1

Semiannual Report Commentary	2

Schedule of Investment	3

Statement of Assets And Liabilities	6

Statement of Operations	7

Statement of Changes In Net Assets	8

Financial Highlights	10

Notes to Financial Statements	13

Expense Information	15

CAUTIONARY NOTE ON FORWARD-LOOKING STATEMENTS

Some of the matters discussed in this Report are forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in its current Prospectus, such as market, objective, industry, issuer, credit and interest rate risks, other factors bearing on these Reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially from anticipated performance.  The forward-looking statements included herein are made only as of the date of this Report, and North Track undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

PRESIDENT’S LETTER

SEMIANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2008 (Unaudited)

June 6, 2008

Dear Shareholder,

I am pleased to provide you with the Semiannual Report for the North Track Cash Reserve Fund for the six-month period ended April 30, 2008. I hope you take a few minutes to review this information and find it useful in monitoring your investment.

The yields for many money-market Funds, such as the North Track Cash Reserve Fund, have been impacted by the precipitous decline in short-term interest rates. The Federal Reserve lowered the Federal Funds rate several times during the last six months, and as a result, the interest paid on many of the securities owned by the Fund has declined as well.

Ziegler Capital Management, LLC, the Advisor, has continued to concentrate on owning higher quality money-market securities and avoiding areas of the commercial paper market that have been negatively impacted by certain structured investment vehicles, such as asset-backed commercial paper. This focus on credit quality has allowed the Fund to avoid the issues many money-market Funds have faced during the last six months. The Advisor’s portfolio management team continues to closely monitor the events affecting the credit markets and other relevant market segments to ensure that the Fund is managed in accordance with our view of the credit market environment.

For additional information and on-line access to your account information please visit www.northtrackfunds.com or call 1-800-826-4600.

We appreciate your business and support of the North Track Funds.

Best Regards,

Brian K. Andrew, CFA

President

This report contains information for existing shareholders of the North Track Cash Reserve Fund.  It does not constitute an offer to sell.  If an investor wishes to receive more information about this Fund, or another North Track Fund, the investor should obtain a Prospectus, which includes a discussion of each Fund’s investment objectives and risks and all sales charges and expenses of the relevant Fund.  A Prospectus can be obtained by calling us at 1-800-826-4600.  Please read the Prospectus carefully before investing in any of the North Track Funds.

1

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SEMIANNUAL REPORT COMMENTARY

APRIL 30, 2008 (Unaudited)

For the six month period ended April 30, 2008, the class X, B, C and Y shares of the North Track Cash Reserve Fund (the “Fund”) had returns of 1.62%, 1.32%, 1.32% and 1.82%, respectfully.

At April 30, 2008, the average maturity of the Fund was 69 days as compared to 61 days on October 31, 2007. The average maturity was increased due to the purchasing of longer callable U.S. Agency securities to take advantage of higher yields.

As of the six months ended April 30, 2008, the commercial paper weighting decreased 0.51% to 56.6% from 57.11. Corporate bonds decreased by 9.58% to 18.8% at April 30, 2008 from 28.3% at October 31, 2007. The decrease was a result of increased turmoil in the credit markets. The U.S. Agency securities weighting increased to 15.3% from 10.3%. The increase in weighting was due to the decreased weighting in corporate bonds. Asset-backed securities made up 1.0% of the portfolio as of April 30, 2008 versus no holdings in such securities as of October 31, 2007. Finally, at April 30, 2008, approximately 8.0% was invested in short term securities for liquidity purposes.

We will continue to closely monitor the credit markets throughout the year. Large write downs by financial firms, such as Merrill Lynch, UBS and Societe Generale, have caused the Fund to reduce its holdings of these companies and increase its holdings in less risky U.S. Agency securities. Due to the steepness in the LIBOR curve (12 month LIBOR less 1 month LIBOR is 0.28%), the Fund’s average maturity will likely continue to be within the 65 to 70 days range to take advantage of higher yields. Continued investments in callable U.S. Agency securities will likely allow the Fund to pick up extra yield farther out the curve versus regular bullet securities.

Asset Allocation as of April 30, 2008 as a percentage of net assets (Unaudited)

* Includes net other assets

2

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2008 (Unaudited)

Principal		Maturity	Interest
Amount	Description	Date	Rate	Value

U.S. GOVERNMENT AGENCY SECURITIES – 15.3%
FEDERAL FARM CREDIT BUREAU (“FFCB”)
$4,000,000	FFCB Discount Note	05/28/08	2.680%	$3,991,960
	Total Federal Farm Credit Bureau			3,991,960
FEDERAL HOME LOAN BANK (“FHLB”)
2,000,000	FHLB Note	04/30/09	2.625%	2,000,000
1,000,000	FHLB Note	04/21/09	2.400%	1,000,000
1,500,000	FHLB Note	04/07/09	2.450%	1,500,000
2,000,000	FHLB Note	04/01/09	2.125%	1,995,984
1,000,000	FHLB Note	03/11/09	2.850%	1,000,213
1,000,000	FHLB Note	11/14/08	3.625%	996,453
3,000,000	FHLB Note	06/30/08	2.825%	3,000,492
2,000,000	FHLB Note	06/18/08	5.125%	2,007,266
1,000,000	FHLB Note	06/11/08	4.750%	999,625
3,000,000	FHLB Note	05/23/08	3.500%	3,001,092
	Total Federal Home Loan Bank			17,501,125
FEDERAL HOME LOAN MORTGAGE CORPORATION (“FHLMC”)
1,500,000	FHLMC Note	01/14/09	4.100%	1,504,913
	Total Federal Home Loan Mortgage Corporation			1,504,913
FEDERAL NATIONAL MORTGAGE ASSOCIATION (“FNMA”)
1,000,000	FNMA Note	01/09/09	3.250%	1,001,277
3,000,000	FNMA Note	07/25/08	4.000%	2,994,371
1,500,000	FNMA Note	07/16/08	3.000%	1,502,487
1,000,000	FNMA Note	06/15/08	5.250%	1,000,372
	Total Federal National Mortgage Association			6,498,507
	TOTAL U.S. GOVERNMENT AGENCY SECURITIES			29,496,505
CORPORATE SECURITIES – 76.4%
ASSET BACKED SECURITIES – 1.0%
2,000,000	John Deere Owner Trust Series 2008-A Class A1	02/17/09	2.741%	2,000,000
	Total Asset Backed Securities			2,000,000
BONDS AND NOTES – 18.8%
3,500,000	American Express Credit Corporation Global Notes	05/16/08	3.000%	3,496,774
1,000,000	Bank of America Global Notes	08/15/08	3.250%	995,083
1,515,000	Citigroup, Inc. Global Notes	02/09/09	3.625%	1,517,606
2,000,000	Coca-Coca Enterprises, Inc. Domestic Notes	11/01/08	5.750%	2,027,528
1,500,000	Florida Power and Light Domestic Notes	06/01/08	6.000%	1,500,925
1,000,000	General Electric Capital Corporation Global Notes	10/15/08	3.600%	1,002,813
3,808,000	Household Finance Company Global Notes	12/15/08	4.125%	3,791,561
1,000,000	Household Finance Company Global Notes	11/15/08	6.500%	1,007,719
2,500,000	IBM Corporation Domestic Notes	10/01/08	5.400%	2,524,400
3,085,000	John Deere Capital Domestic Notes	08/25/08	4.500%	3,089,292
1,600,000	JP Morgan Chase Global Notes	06/30/08	2.625%	1,596,091
2,360,000	JP Morgan Chase Global Notes	05/01/08	3.625%	2,360,000
1,500,000	Lehman Brothers Holding Global Notes	08/07/08	3.500%	1,492,165
1,400,000	Marshall & Ilsley Corporation Domestic Notes	08/25/08	4.500%	1,396,685
1,000,000	Merrill Lynch Domestic Notes	01/15/09	4.125%	1,001,570
1,359,000	Merrill Lynch Domestic Notes	10/27/08	4.831%	1,358,539
3,125,000	Merrill Lynch Domestic Notes	07/18/08	3.125%	3,116,226
2,835,000	Wells Fargo & Company Global Notes	08/15/08	4.000%	2,841,084
	Total Corporate Bonds and Notes			36,116,061
COMMERCIAL PAPER – 56.6%
1,910,000	Abbey National	06/05/08	2.920%	1,904,578
2,000,000	American Express Credit Corporation	05/23/08	2.540%	1,996,896
2,000,000	American Express Credit Corporation	05/21/08	2.620%	1,997,089
2,000,000	American Express Credit Corporation	05/13/08	2.640%	1,998,240
2,000,000	American General Finance Corporation	06/16/08	2.800%	1,992,844
2,500,000	American General Finance Corporation	06/06/08	2.570%	2,493,575
2,500,000	American General Finance Corporation	05/15/08	2.500%	2,497,569

3

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

Principal		Maturity	Interest
Amount	Description	Date	Rate	Value

CORPORATE SECURITIES – 76.4% (Continued)
COMMERCIAL PAPER – 56.6% (Continued)
1,000,000	American General Finance Corporation	05/13/08	2.450%	$999,184
2,000,000	American General Finance Corporation	05/06/08	2.430%	1,999,325
2,000,000	American Honda Finance Corporation	06/12/08	2.120%	2,493,817
2,000,000	American Honda Finance Corporation	05/29/08	2.200%	1,996,578
2,000,000	American Honda Finance Corporation	05/06/08	2.180%	1,999,394
2,500,000	Cargill, Inc.	05/30/08	2.500%	2,494,965
2,000,000	Cargill, Inc.	05/29/08	2.900%	1,995,489
3,000,000	Cargill, Inc.	05/05/08	2.900%	2,999,034
3,000,000	Coca-Coca Enterprises, Inc.	06/03/08	2.100%	2,994,225
2,000,000	Coca-Coca Enterprises, Inc.	05/27/08	2.120%	1,996,938
2,000,000	Coca-Coca Enterprises, Inc.	05/19/08	2.300%	1,997,700
2,000,000	Danske Corporation	07/14/08	2.640%	1,989,147
2,000,000	Danske Corporation	05/15/08	2.650%	1,997,939
2,500,000	EI du Pont Nemour	05/07/08	2.180%	2,499,092
2,000,000	General Electric Capital Corporation	06/13/08	2.400%	1,994,267
2,000,000	General Electric Capital Corporation	05/27/08	2.420%	1,996,504
2,000,000	General Electric Capital Corporation	05/22/08	2.350%	1,997,258
2,500,000	General Electric Capital Corporation	05/02/08	2.630%	2,499,817
2,500,000	Harley-Davidson Funding	07/02/08	2.100%	2,490,958
2,000,000	Harley-Davidson Funding	06/30/08	2.150%	1,992,833
2,500,000	Harley-Davidson Funding	05/13/08	2.200%	2,498,167
1,500,000	HSBC Finance Corporation	05/22/08	2.400%	1,497,900
2,000,000	HSBC Finance Corporation	05/08/08	2.320%	1,999,098
1,500,000	HSBC Finance Corporation	05/02/08	3.100%	1,499,871
2,000,000	John Deere Capital	06/02/08	2.200%	1,996,089
2,000,000	JP Morgan Chase	05/28/08	2.200%	1,996,700
2,000,000	JP Morgan Chase	05/01/08	2.150%	2,000,000
1,500,000	Marshall & Ilsley Corporation	06/12/08	2.630%	1,495,397
2,500,000	Marshall & Ilsley Corporation	06/11/08	2.480%	2,492,939
2,500,000	Marshall & Ilsley Corporation	05/30/08	2.730%	2,494,502
1,500,000	Marshall & Ilsley Corporation	05/23/08	2.570%	1,497,644
2,000,000	Prudential Funding Corporation	05/09/09	2.400%	1,998,933
2,500,000	Prudential Funding Corporation	06/04/08	2.450%	2,494,215
2,000,000	Prudential Funding Corporation	05/15/08	2.300%	1,998,211
1,500,000	Prudential Funding Corporation	05/12/08	2.250%	1,498,969
2,000,000	Prudential Funding Corporation	05/07/08	2.150%	1,999,283
2,000,000	Sigma Aldrich Corporation	05/09/08	2.310%	1,998,973
1,000,000	Sigma Aldrich Corporation	05/06/08	2.330%	999,676
2,000,000	Toyota Motor Credit Corporation	06/06/08	2.450%	1,995,100
2,000,000	Toyota Motor Credit Corporation	06/05/08	2.500%	1,995,139
1,000,000	Toyota Motor Credit Corporation	05/20/08	2.350%	998,760
1,500,000	Toyota Motor Credit Corporation	05/14/08	2.320%	1,498,743
1,500,000	Toyota Motor Credit Corporation	05/09/08	2.340%	1,499,220
2,000,000	Toyota Motor Credit Corporation	05/08/08	2.320%	1,999,098
2,000,000	UBS Finance (Delaware) LLC	09/23/08	3.540%	1,971,484
1,200,000	UBS Finance (Delaware) LLC	06/02/08	2.700%	1,197,120
3,000,000	Wells Fargo Finance	06/27/08	2.140%	2,989,835
	Total Commercial Paper			108,906,321
TOTAL CORPORATE SECURITIES				147,022,382

4

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2008 (Unaudited)

Principal		Maturity	Interest
Amount	Description	Date	Rate	Value

SHORT TERM SECURITIES – 8.0%
MONEY MARKET – 1.5%
2,098,387	Aim Liquid Assets Cash Management			$2,098,387
746,498	Highmark Diversified Money Market Fund, Fiduciary Shares			746,498
	Total Money Market			2,844,885
EURO DOLLAR TIME DEPOSIT – 4.7%
9,000,000	M&T Bank of New York Grand Cayman Branch	05/01/08	2.250%	9,000,000
REPURCHASE AGREEMENT – 1.8%
3,500,000	Coastal Securities			3,500,000
	Tri-Party Repurchase Agreement Daily Liquidity
	Variable Rate Reset Monthly Based on Prime Less 2.35%
	Collateralized By Small Business Administration Loans & Pools	05/01/08	2.900%

TOTAL SHORT TERM SECURITIES				15,344,885

TOTAL INVESTMENTS, AT AMORTIZED COST – 99.7%				191,863,772
OTHER ASSETS, LESS LIABILITIES – 0.3%				536,324
NET ASSETS – 100%				$192,400,096

5

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2008 (Unaudited)

Assets:
Investments in securities, at amortized cost and value:
U.S. government agency securities	$29,496,505
Corporate securities	147,022,382
Short-term investments	15,344,885
Total investments (see Schedule of Investments)	191,863,772
Receivables:
Capital shares sold	26,925
Interest	707,866
Total receivables	734,791
Other assets	40,217
Total assets	$192,638,780

Liabilities:
Payables:
Capital shares redeemed	$35,333
Dividends payable (Retail Class X)	104
Dividends payable (Retail Class B)	90
Dividends payable (Institutional Class Y)	60,445
Management fees	33,529
Administration fees	24,952
Distribution and shareholder servicing fees	51,730
Accrued expenses	32,501
Total liabilities	238,684

Net assets:	$192,400,096

Net assets consist of:
Capital stock	$192,422,106
Undistributed net investment income	21,401
Undistributed accumulated net realized loss	(43,411)
Net assets	$192,400,096

RETAIL CLASS X
Net assets (in 000's)	$149,418
Shares issued and outstanding (in 000's)	149,433
Net asset value and redemption price per share	$1.00

RETAIL CLASS B
Net assets (in 000's)	$695
Shares issued and outstanding (in 000's)	694
Net asset value and redemption price per share	$1.00

RETAIL CLASS C
Net assets (in 000's)	$1,472
Shares issued and outstanding (in 000's)	1,472
Net asset value and redemption price per share	$1.00

INSTITUTIONAL CLASS Y
Net assets (in 000's)	$40,816
Shares issued and outstanding (in 000's)	40,825
Net asset value and redemption price per share	$1.00

6

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (Unaudited)

Investment income:
Interest	$4,512,209
Total investment income	4,512,209

Expenses:
Investment advisory fees	217,011
Administration fees	158,200
Custodian fees	11,967
Transfer agent fees	4,668
Accounting fees	47,195
Distribution and shareholder servicing fees
Retail Class X	336,950
Retail Class B	5,264
Retail Class C	9,420
Audit and tax fees	14,959
Legal fees	5,460
Registration fees	16,679
Communication	24,570
Director fees	19,993
Other expenses	10,552
Total expenses	882,888
Net investment income	3,629,321
Net realized gain on investments	1,455
Net increase in net assets resulting from operations	$3,630,776

7

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment income	$3,629,321	$10,017,160
Net realized gain (loss) from investment sales	1,455	(2,304)
Net increase in net assets resulting from operations	3,630,776	10,014,856

Distributions to shareholders:
Investment Income:
Class X Shares	(2,819,989)	(7,256,676)
Class B Shares	(14,647)	(56,113)
Class C Shares	(24,798)	(37,728)
Class Y Shares	(770,054)	(2,666,477)
Total distributions	(3,629,488)	(10,016,994)

Capital share transactions:
Proceeds from shares issued	205,198,290	541,706,406
Net asset value of shares issued in distributions	3,066,117	7,771382
Cost of shares redeemed	(233,434,326)	(523,718,888)
Net increase (decrease) in net assets from capital share transactions	(25,169,919)	25,758,900
Total increase(decrease) in net assets	(25,168,631)	25,756,762

Net assets:
Balance at beginning of period	217,568,727	191,811,965
Balance at end of period	$192,400,096	$217,568,727
Undistributed net investment income at end of period	$21,401	$21,568

8

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9

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

			Net Realized		Dividends	Distributions from
		Net	and Unrealized	Total from	from Net	Net Realized
	Net Asset Value,	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	Beginning of Period	Income	on Investments	Operations	Income	on Investments
Class X Shares
For the six months ended April 30, 2008 (Unaudited)	$1.00	.02	—(e)	.02	(.02)	—
For the year ended October 31, 2007	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2006	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2005	$1.00	.02	—(e)	.02	(.02)	—
For the ten months ended October 31, 2004	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the year ended December 31, 2003	$1.00	—	—(e)	—(e)	—(e)	—
For the year ended December 31, 2002	$1.00	.01	—	.01	(.01)	—
Class B Shares
For the six months ended April 30, 2008 (Unaudited)	$1.00	.02	—(e)	.02	(.02)	—
For the year ended October 31, 2007	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2006	$1.00	.03	—(e)	.03	(.03)	—
For the year ended October 31, 2005	$1.00	.01	—(e)	.01	(.01)	—
For the ten months ended October 31, 2004	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the year ended December 31, 2003	$1.00	—(e)	—	—(e)	—(e)	—
For the year ended December 31, 2002	$1.00	.01	—	.01	(.01)	—
Class C Shares
For the six months ended April 30, 2008 (Unaudited)	$1.00	.01	—(e)	.01	(.01)	—
For the year ended October 31, 2007	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2006	$1.00	.03	—(e)	.03	(.03)	—
For the year ended October 31, 2005	$1.00	.01	—(e)	.01	(.01)	—
For the ten months ended October 31, 2004	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the period from May 1, 2003 (commencement
of operations) through December 31, 2003	$1.00	—(e)	—	—(e)	—(e)	—
Class Y Shares
For the six months ended April 30, 2008 (Unaudited)	$1.00	.02	—(e)	.02	(.02)	—
For the year ended October 31, 2007	$1.00	.05	—(e)	.05	(.05)	—
For the year ended October 31, 2006	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2005	$1.00	.02	—(e)	.02	(.02)	—
For the ten months ended October 31, 2004	$1.00	.01	—(e)	.01	(.01)	—
For the year ended December 31, 2003	$1.00	.01	—(e)	.01	(.01)	—
For the year ended December 31, 2002	$1.00	.01	—(e)	.01	(.01)	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Number rounds to less than one cent.

10

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

FINANCIAL HIGHLIGHTS (Continued)

Distributions					Ratio of	Ratio of Net Investment	Ratio of	Ratio of Net Investment Income
in Excess of		Net Asset		Net Assets,	Net Expenses	Income (Loss)	Expenses (prior to	(Loss) (prior to
Net Realized	Total	Value, End		End of Period	to Average	to Average	reimbursements) to	reimbursements) to
Capital Gains	Distributions	of Period	Total Return(a)	(000s)	Net Assets(d)	Net Assets(d)	Average Net Assets	Average Net Assets

—	(.02)	$1.00	1.62%(c)	149,418	.88%(b)	3.27%(b)	.88%(b)	3.27%(b)
—	(.04)	$1.00	4.51%	178,292.87%		4.42%	.87%	4.42%
—	(.04)	$1.00	3.92%	144,550.92%		3.86%	.92%	3.86%
—	(.02)	$1.00	1.94%	123,283.94%		1.92%	.94%	1.92%
—	—(e)	$1.00	.30% (c)	134,216	.94%(b)	.35%(b)	.94%(b)	.35%(b)
—	—(e)	$1.00	.34%	142,541.90%		.34%	.90%	.34%
—	(.01)	$1.00	1.09	136,663.92%		1.06%	.92%	1.06%

—	(.02)	$1.00	1.32%(c)	695	1.49%(b)	2.76%(b)	1.49%(b)	2.76%(b)
—	(.04)	$1.00	3.88%	1,410	1.48%	3.81%	1.48%	3.81%
—	(.03)	$1.00	3.29%	1,556	1.53%	3.23%	1.53%	3.23%
—	(.01)	$1.00	1.32%	1,857	1.56%	1.22%	1.56%	1.22%
—	—(e)	$1.00	.09%(c)	3,306	1.18%(b)	.11%(b)	1.56%(b)	(.27%)(b)
	—(e)	$1.00	.10%	3,974	1.16%	.10%	1.53%	(.27%)
—	(.01)	$1.00	.47%	7,521	1.52%	.45%	1.54%	.43%

—	(.01)	$1.00	1.32%(c)	1,472	1.49%(b)	2.62%(b)	1.49%(b)	2.62%(b)
—	(.04)	$1.00	3.88%	1,651	1.46%	3.80%	1.46%	3.80%
—	(.03)	$1.00	3.28%	521	1.54%	3.26%	1.54%	3.26%
—	(.01)	$1.00	1.32%	486	1.55%	1.38%	1.55%	1.38%
—	—(e)	$1.00	.09%(c)	138	1.15%(b)	.11%(b)	1.56%(b)	(.30%)(b)

—	—(e)	$1.00	.08%(c)	129	1.01%(b)	.10%(b)	1.15%(b)	(.40%)(b)

—	(.02)	$1.00	1.82%(c)	40,816	.49%(b)	3.63%(b)	.49%(b)	3.63%(b)
—	(.05)	$1.00	4.92%	36,216.48%		4.82%	.48%	4.82%
—	(.04)	$1.00	4.32%	45,185.53%		4.28%	.53%	4.28%
—	(.02)	$1.00	2.34%	31,611.56%		2.31%	.56%	2.31%
—	(.01)	$1.00	.62%(c)	44,672	.56%(b)	.76%(b)	.56%(b)	.76%(b)
—	(.01)	$1.00	.72%	33,617.53%		.73%	.53%	.73%
—	(.01)	$1.00	1.49%	55,321.54%		1.43%	.54%	1.43%

11

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12

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008 (Unaudited)

1.

Significant Accounting Policies —

North Track Funds, Inc. (“North Track”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, currently offers ten mutual fund series: Cash Reserve Fund, Large Cap Equity Fund (commenced operations on May 1, 2007), Equity Income Fund (formerly Dow Jones Equity Income 100 Plus Fund), Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund, S&P 100 Index Fund and Wisconsin Tax-Exempt Fund (collectively the “Funds”).  This Report presents information only for the Cash Reserve Fund (the “Fund”). Information regarding the other Funds is presented in a separate Report. The assets and liabilities of the Funds are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares.

The following is a summary of the significant accounting policies of the Fund:

a)

Valuation of Investments

Money market investments are valued at amortized cost, which the Board of Directors has determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

b)

Security Transactions

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis.  Discounts (including both original and market discounts) and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

c)

Federal Income Taxes

Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code and intends to distribute all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income or excise taxes is necessary.

As of October 31, 2007, the Fund had a capital loss carryforward of $44,866, which consists of $11,600 that expires in 2012, $25,428 that expires in 2013, $5,534 that expires in 2014 and $2,304 that expires in 2015 and are available to offset future realized capital gains and thereby reduce future capital gain distributions.

The character of distributions made during the year from net investment income or net realized gains for financial reporting purposes may differ from their characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  At October 31, 2007, the components of distributable earnings on a tax basis included $146,382 of ordinary income. In 2007, the tax character of distributions included $10,036,398 of ordinary income.

There is no difference between cost basis of investments for financial reporting and Federal income tax purposes.

d)

Expense Allocation

Expenses associated with a specific North Track fund are accrued to that fund.  Common expenses are allocated between the funds based upon the ratio of the net assets of the funds, or other equitable means. Expenses directly attributed to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

e)

Distributions to Shareholders

Dividends from net investment income of the Fund are declared daily and paid monthly.  Generally, payment is made or reinvestment is credited to shareholders as of the last business day of the month. There is no difference between unrealized appreciation (depreciation) for financial reporting and tax purposes.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gains are included in ordinary income for tax purposes.

f)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result of the release of FIN 48, management has reviewed all of the open tax positions taken by the Funds and has concluded that Funds have taken no uncertain tax positions that require adjustment  to the financial statements in order to comply with the provisions of FIN 48. The Fund Files income tax returns in both the US Federal and Wisconsin juristictions. The stature of limitation on the Funds Federal and State filings remains open for the fiscal year ended October 31, 2004, 2005, 2006 and 2007. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 moths.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FASB 157, and the impact of this standard on the Fund’s financial statements, if any, has not yet been determined.

2.

Investment Advisory Agreement and Other Transactions with Related Parties —

North Track has entered into an Investment Advisory Agreement with Ziegler Capital Management, LLC (“ZCM”) (with whom certain Officers and Directors of North Track are affiliated) to serve as the investment advisor for the Fund. ZCM is a wholly owned subsidiary of The Ziegler Companies, Inc.  Under the Investment Advisory Agreement, the Fund pays ZCM a monthly fee at an annual rate of .20% of the average daily net assets of the Fund.

North Track has an Administrative Services Agreement with B.C. Ziegler and Company (“BCZ”) (with whom certain Officers and Directors of North Track and ZCM are affiliated), to provide general office facilities and supervise the overall administration of the Fund.  BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc.  For these services, the Fund pays BCZ a monthly fee at an annual rate of .15% of the first $200 million of the Fund’s average daily net assets and .10% of the Fund’s average daily net assets over $200 million.

13

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2008 (Unaudited)

North Track also has an Accounting and Pricing Agreement with BCZ to provide fund accounting and pricing services to the Fund.  Under the Accounting and Pricing Agreement, the Fund pays BCZ a monthly fee based on a $13,000 annual base fee plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets, and .01% of the next $300 million of average daily net assets.  There is no additional charge for assets in excess of $500 million.

The fees incurred by the Fund for the administration and the accounting services for the period ended April 30, 2008 are stated separately in the Statement of Operations. Other expenses included in the Statement of Operations include $4,170.76, which is the Fund’s portion of compliance related costs.

North Track has adopted a 12b-1 Distribution Plan (the “Plan”) pursuant to the 1940 Act and has entered into a Distribution Agreement with BCZ. Under the Plan, the Fund pays a fee of .15% of average daily net assets of Class X shares and 1.00% of the average daily net assets of Class B and Class C shares as compensation for services provided and expenses incurred by BCZ, including amounts paid to brokers or dealers as compensation for sales support and distribution activities. There are no 12b-1 fees for Class Y shares.  Fees incurred under the Plan during the  six months ended April 30, 2008 are reflected in the Statement of Operations.

North Track has entered into agreements with certain brokers (”Servicing Agents”) to provide certain services (“Agreements”). Under the Agreements, the Servicing Agents maintains accounts for class X shares of the Fund and performs the functions of transfer and dividend paying agents, among other services, with respect to such accounts. For providing these services, each Servicing Agent receives a fee at an annual rate of up to 0.25% of that portion of the Fund’s average daily net assets allocated to class X shares owned by the customers of such Agent and held in the accounts maintained by the Agent. Fees incurred under the Agreements during the six months ended April 30, 2008 are reflected in the Statement of Operations.

3.

Line of Credit —

North Track has a line of credit of $15,000,000. However, the Fund’s borrowings, by investment restriction, cannot exceed 10% of the total assets of the Fund. Interest expense incurred in connection with such borrowings was not material during the period. Borrowings under this arrangement bear interest approximating the then current prime rate.  North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line.  The commitment fee is allocated based on average net assets of the Funds. The Fund’s policies allow borrowings for temporary or emergency purposes.  The average rate on outstanding borrowings was 5.96% for the six months ended April 30, 2008.  The Fund had no outstanding borrowings at April 30, 2008.  Total available capacity under the North Track line of credit was $14,900,000 at April 30, 2008.

4.

Securities Lending —

The Fund may lend securities from time to time in order to earn additional income.  The Fund receives initial collateral in the form of cash or U.S. Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan.  The Fund also continues to receive interest or dividends on the securities loaned.  The cash collateral is invested in cash equivalents authorized by the Fund.  The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government and securities meeting pre-established rating criteria.  Invested collateral must also meet maturity requirements.  The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.  Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is attributed to the Fund.  As with other extensions of credit, there is a risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems creditworthy.  At April 30, 2008, the Fund did not have any securities on loan.

5.

Capital Share Transactions —

(a)

North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are currently divided into ten mutual fund series as described in Note 1.  The authorized shares of common stock may be allocated to any of the existing Funds or to new funds as determined by the Board of Directors. The shares of the Funds have equal rights and privileges with all other shares of that Funds.  The Fund has designated four classes of shares: Class X (Retail Shares); Class B (CDSC, as defined below, Retail Shares); Class C (CDSC, as defined below, Retail Shares); and Class Y (Institutional Shares).

(b)

Capital share activity, in thousands, for the year ended October 31, 2007 and the six months ended April 30, 2008 was as follows:

	Class X	Class B	Class C	Class Y

SHARES OUTSTANDING AT OCTOBER 31, 2006	144,566	1,555	521	45,193
Shares issued	268,992	621	2,223	269,869
Shares reinvested	7,250	51	37	434
Shares redeemed	(242,500)	(818)	(1,130)	(279,270)

SHARES OUTSTANDING AT OCTOBER 31, 2007	178,308	1,409	1,651	36,226
Shares issued	108,457	339	871	95,531
Shares reinvested	2,818	13	24	211
Shares redeemed	(140,150)	(1,067)	(1,074)	(91,143)

SHARES OUTSTANDING AT APRIL 30, 2008	149,433	694	1,472	40,825

(c)

A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from purchase of Class B shares until the redemption. Class B shares convert to Class X shares after eight years.

Year Since Purchase	CDSC %
One year or less	5%
More than 1 year, but less than 3 years	4%
3 years, but less than 4 years	3%
4 years, but less than 5 years	2%
5 years, but less than 6 years	1%
Over 6 years	None

(d)

 A CDSC of 1.00% is imposed on Class C share redemptions made within 18 months from the date of purchase.

14

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

EXPENSE INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the North Track Cash Reserve Fund, you incur two types of costs: (1) transaction costs, including certain deferred sales charges and/or redemptions fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Eexample is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

For each Fund class, the first line of the table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Fund class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Reserve Fund

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Expenses Paid During Period 11/01/07-04/30/08*
Class X
Actual	$1,000.00	$1,016.20	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.42
Class B
Actual	$1,000.00	$1,013.20	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47
Class C
Actual	$1,000.00	$1,013.20	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47
Class Y
Actual	$1,000.00	$1,018.20	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.46

*

Expenses are equal to the annualized expense ratio for each class (X: .88%; B: 1.49%; C: 1.49%; Y: .49%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PORTFOLIO HOLDINGS

The Cash Reserve Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. North Track also makes available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-800-826-4600.

15

North Track Funds, Inc.

1-800-826-4600

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

Investment Advisor

Ziegler Capital Management, LLC

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

Geneva Capital Management Ltd.

(Sub-Advisor to the Geneva Growth Fund)

250 East Wisconsin Avenue

Suite 1050

Milwaukee, Wisconsin 53202

Officers and Directors

Marcia L. Wallace, Director

James G. DeJong, Director

Brian J. Girvan, Director

Cornelia Boyle, Director

John J. Mulherin, Director

Brian K. Andrew, President

Todd A. Krause, Chief Financial Officer and Treasurer

Elizabeth A. Watkins, Chief Compliance Officer

Benjamin H. DeBerry, Secretary

Angelique A. David, Assistant Secretary

Distributor

B.C. Ziegler and Company

200 South Wacker Drive

Suite 2000

Chicago, Illinois 60606

Accounting/Pricing Agent

B.C. Ziegler and Company

215 North Main Street

West Bend, Wisconsin  53095

Transfer Agent and Dividend Disbursing Agent

PFPC Inc.

101 Sabin Street

Pawtucket, Rhode Island 02860

Custodian

Union Bank of California

350 California Street

San Francisco, California 94104

Counsel

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 East Wells Street

Milwaukee, Wisconsin  53202

Item 2.

Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3.

Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4.

Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5.

Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.

Schedule of Investments.

The required Schedule of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of April 30, 2008 provided under Item 1 of this Form N-CSR.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10.

Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.

Controls and Procedures.

(a)

Disclosure Controls and Procedures.  The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR.  Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

(b)

Changes in Internal Control Over Financial Reporting.  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.

Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit

12(a)(1)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(1)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 2nd day of July, 2008.

NORTH TRACK FUNDS, INC.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 2nd day of July, 2008.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President (Principal Executive Officer)

By:	/s/ Todd Krause
Todd Krause, Chief Financial Officer and Treasurer
(Principal Financial Officer)